[GRAPHIC OMITTED]
                         WILSHIRE TARGET FUNDS, INC LOGO

                                  ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO

                                 AUGUST 31, 2001
                                -----------------
                                www.wilfunds.com

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                           WILSHIRE TARGET FUNDS, INC.

      Shareholder Letter ....................................     1
      Large Company Growth Portfolio:
           Fund Commentary ..................................     3
      Large Company Value Portfolio:
           Fund Commentary ..................................     6
      Small Company Growth Portfolio:
           Fund Commentary ..................................     9
      Small Company Value Portfolio:
           Fund Commentary ..................................    12
      Wilshire 5000 Index Portfolio:
           Fund Commentary ..................................    15

      Statements of Investments:
           Large Company Growth Portfolio ...................    20
           Large Company Value Portfolio ....................    25
           Small Company Growth Portfolio ...................    30
           Small Company Value Portfolio ....................    35
           Wilshire 5000 Index Portfolio ....................    40

      Statements of Assets and Liabilities ..................    81
      Statements of Operations ..............................    83
      Statements of Changes in Net Assets ...................    84

      Financial Highlights:
           Large Company Growth Portfolio ...................    88
           Large Company Value Portfolio ....................    90
           Small Company Growth Portfolio ...................    92
           Small Company Value Portfolio ....................    94
           Wilshire 5000 Index Portfolio ....................    96
           Notes to Financial Statements ....................   100


             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by PFPC Distributors, Inc.



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Dear Shareholder,

We are pleased to present this annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the twelve-month period ended August 31, 2001, for both share classes of the Funds' Portfolios (Investment Class and Institutional Class). The Portfolios include Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and the Wilshire 5000 Index Portfolio (which also offers Qualified Class Shares and Horace Mann Class Shares).

BROAD MARKET EXPOSURE THROUGH THE WILSHIRE 5000 INDEX PORTFOLIO

Investors can enjoy the benefits of an index fund with exposure to the broad U.S. stock market with the Wilshire 5000 Index mutual fund. Since it was produced in 1974, the broad-based Wilshire 5000 Index (the "Index"), which includes nearly 7,000 stocks, is widely considered the best representation of the entire U.S. market. The Index measures the performance of all U.S. domiciled stocks with readily available price information traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Wilshire 5000 Index Portfolio has been created using sampling procedures to track the Index and will generally hold between 2,000 and 3,000 securities, compared to the nearly 7,000 securities in the Index. Unlike the S&P 500 Index, the Index includes small and mid-cap stocks as well as large-cap stocks, which provides a more comprehensive profile for the market as a whole.

THE STYLE APPROACH

In addition to the Wilshire 5000 Index Portfolio, the Fund offers focused exposure to four distinct segments of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios. Investors may target different fundamental characteristics when choosing to pursue a specific style approach. Consequently, each Portfolio owns only securities that correspond with the characteristics most commonly associated with that style. Generally, the Growth Portfolios focus on companies with such financial characteristics as above average earnings growth, sales growth and return on equity. Conversely, the Value Portfolios seek companies with above average earnings yield, dividend yield and book-to-price ratio. Stocks are purchased only if they meet specific growth or value criteria defined for the Portfolio.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies' characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can lose their attractiveness, from a value perspective, after a strong relative price advance. Consequently, the Portfolios require constant vigilance and monitoring to make certain that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

For these past twelve months, the equity markets have generated mixed returns for investors. During the twelve-month period ended August 31, 2001, investors witnessed a fair amount of volatility in the market driven by a wide variety of factors including increasing oil prices, announcements of disappointing earnings estimates and increases in the unemployment rate. In some cases, investors saw

                                        1
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once high-flying securities now trading at 52-week lows. The Federal Reserve cut interest rates multiple times with the intent of easing a sluggish economy. However, few, if any, signs of market recovery were evident as of late August.

The Wilshire 5000 Index, comprised of all U.S. equity securities, fell 25.54% for the twelve-month period. Since the all-time closing high of 14,751.64 on March 24, 2000, the Wilshire 5000 Index has fallen considerably, reflecting a sizeable loss to investors in U.S. stocks. Year-to-date, approximately $2.5 trillion in value has disappeared from the U.S. equity market. Despite the recent lows for the Index, Wilshire is still not convinced that we are totally in a bear market. Certainly, technology and telecommunications stocks have been hard hit. Conversely, certain segments of the market have held up very well. For example, year-to-date through August 31, 2001, small value stocks were up 14.8%, mid-cap stocks were up 8.8%, while small-cap stocks were holding steady at 0.3%. We will begin to worry if significant losses continue across the board. Investors and financial advisors should note that target mutual funds that hold true to strict value criteria are holding up well despite the volatility of the recent market environment. Based on what we see, we believe that traditional asset allocation strategies including the Wilshire Target Small Company Value Portfolio should be a part of any investor's portfolio.

Since our management approach entails maintaining a fully invested posture at all times, investors should receive the full benefit of future market recovery. We firmly believe that for individuals, as well as for large corporate pension plans, the decision as to what percentage of investment assets should be allocated to equities is a strategic decision based on a long-term view of the capital markets, as well as the individual's/corporation's risk tolerance. By providing funds that are virtually fully invested, we allow shareholders to efficiently implement these decisions.

We encourage all shareholders to visit www.wilfunds.com. You will not only have access to daily net asset values and quarterly performance reports for the Portfolios on this site, but also have the ability to download prospectuses and account applications, as well.

Sincerely,

/S/ SIGNATURE
THOMAS D. STEVENS


Thomas D. Stevens
President and Chairman of the Board

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     LARGE COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY                                             PALM TREE
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The Large Company Growth  Portfolio's  Investment Class Shares fell 36.33% while
Institutional Class Shares fell 36.12% during the twelve months ended August 31, 2001 (the "period"). Unlike the strength demonstrated by the value category over the period, growth stocks failed to regain any degree of momentum.

During the period, disappointing Portfolio performance was primarily due to sluggish returns from the most heavily weighted stocks in the Portfolio. Blue chip stocks saw some of the biggest disappointments for the year. For example, General Electric (5% weighting) and IBM (4% weighting) were both down 29% and 24%, respectively.

The most heavily weighted sector was Consumer Non-Durables (up 3%) making up almost half of the Portfolio. Positive returns from a few noteworthy companies in the Drugs/Medicine industry helped make Consumer Non-Durables one of only two sectors posting positive returns at year-end. Making up a combined weighting of 10%, Abbot Laboratories (up 16%), Johnson & Johnson (up 16%), Bristol-Myers Squibb Company (up 13%) and Eli Lilly (up 8%) were the few highlights for the period.

While Technology was the second most heavily weighted sector making up almost one fourth of the Portfolio, its return, down 54%, was lower than any other. The biggest disappointments came from the biggest names. Microsoft Corporation (down 18%), Oracle Systems Corporation (down 73%) and Dell Computer Corporation (down 51%) made up 9% of the Portfolio in aggregate and greatly impacted Portfolio performance. At year-end, a mere 7% of the Portfolio's holdings in the Technology sector posted positive returns. Unlike the bearish market conditions that existed throughout much of 1999 to help boost the Technology sector, the one-year performance of the Portfolio was in large part attributable to lackluster performances from technology holdings. Investors should be reminded that the Technology sector performance of the past may not necessarily repeat itself.

The Portfolio is comprised of companies that have above average earnings, sales growth histories and fit a classic high quality growth profile. It is typical to find securities in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity or levels of profitability.

                             PORTFOLIO INFORMATION1
                             (As of August 31, 2001)
 AVERAGE 5-YEAR SALES GROWTH...............   19.9%
 AVERAGE 5-YEAR EARNINGS GROWTH............   12.7
 AVERAGE 5-YEAR RETURN ON EQUITY...........   25.5
 AVERAGE MARKET CAPITALIZATION............. $180.8 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.


                                        3
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     LARGE COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................   (36.33)%
         FIVE YEARS ENDED 8/31/01.......................    13.88%(DAGGER)
         INCEPTION (9/30/92) THROUGH 8/31/01............    13.71%(DAGGER)

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................   (36.12)%
         FIVE YEARS ENDED 8/31/01.......................    14.13%(DAGGER)
         INCEPTION (7/15/96) THROUGH 8/31/01............    15.04%(DAGGER)

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

(DAGGER)  DURING  THE  PERIODS,   CERTAIN  FEES  AND  EXPENSES  WERE  WAIVED  OR
       REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2001)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Technology ........................... 23.2%
                  Finance .............................. 17.3%
                  Materials & Services .................  7.1%
                  Capital Goods ........................  6.8%
                  Consumer Durables ....................  1.3%
                  Transportation .......................  1.1%
                  Utilities ............................  0.6%
                  Energy ...............................  0.4%
                  Consumer Non-Durables ................ 42.2%


** Based on percent of Portfolio's total market value.

                                        4
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     LARGE COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
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                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
           LARGE COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX
                         FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            LARGE COMPANY GROWTH     WILSHIRE
                            PORTFOLIO INVESTMENT       5000
                                CLASS SHARES          INDEX
                  9/30/92          10,000             10,000
                  8/31/93          10,245             11,704
                  8/31/94          10,893             12,264
                  8/31/95          14,491             14,958
                  8/31/96          17,665             17,532
                  8/31/97          24,889             24,066
                  8/31/98          27,777             24,712
                  8/31/99          41,241             34,317
                  8/31/00          53,135             41,181
                  8/31/01          33,831             30,655

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            LARGE COMPANY GROWTH     WILSHIRE
                           PORTFOLIO INSTITUTIONAL     5000
                                CLASS SHARES          INDEX
                  7/15/96          10,000             10,000
                  8/31/96          10,591             10,468
                  8/31/97          14,942             14,369
                  8/31/98          16,701             14,755
                  8/31/99          24,850             20,490
                  8/31/00          32,112             24,588
                  8/31/01          20,510             18,303

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

                                        5
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     LARGE COMPANY VALUE PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY                                            PALM TREE
--------------------------------------------------------------------------------

The Large Company Value Portfolio's Investment Class Shares returned 6.81% while Institutional Class Shares returned 7.08% during the twelve months ended August 31, 2001 (the "period"). Value stocks have continued to outperform their growth counterparts within the large and small-cap universes. Value appears to be emulating the behavior of growth in 1999. Style trends such as this run in cycles and tend to remain fixed for at least several quarters at a time. Value's momentum has gradually increased over the past twelve months and shows no sign of stopping. Although the Portfolio delivered mixed performance on a month-to-month basis, it posted positive returns seven out of twelve months in the reporting period and ended the year positive on the whole. Leading market indicators may pilot investors toward more traditional value stocks and funds, in addition to long-term stances in the market.

The ten largest holdings posted strong returns for the period with the exception of JP Morgan Chase & Co., Inc. (down 27%), and Tyco International, Ltd. (down 9%). The most noteworthy performers that bolstered overall Portfolio performance include Verizon Communications (up 18%), Bank of America Corporation (up 19%), Chevron Corporation (up 11%), Texaco, Inc. (up 39%) and Washington Mutual, Inc. (up 65%). Only the Technology and Consumer Durables sectors recorded negative returns, down 38% and down 7%, respectively. To the Portfolio's benefit, however, not one of the largest holdings was in these sectors.

Fundamentals that are used for selection of stocks in this Portfolio are price-to-earnings ratio, price-to-book ratio and dividend yield. A high quality profile is required which eliminates companies that are undergoing adverse financial pressures. Companies are monitored using a variety of relative value criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a security's fundamentals deteriorate or improve relative to other large-cap securities, it will be bought or sold.

                             PORTFOLIO INFORMATION1
                             (As of August 31, 2001)

DIVIDEND YIELD2.....................    2.2%
 AVERAGE PRICE/BOOK RATIO...........    3.1
 AVERAGE PRICE/EARNINGS RATIO.......   16.7
 AVERAGE MARKET CAPITALIZATION .....  $45.0 BILLION

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

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     LARGE COMPANY VALUE PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                             PALM TREE
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................    6.81%
         FIVE YEARS ENDED 8/31/01.......................   11.92%(DAGGER)
         INCEPTION (9/30/92) THROUGH 8/31/01............   12.72%(DAGGER)

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 8/31/01.........................     7.08%
         FIVE YEARS ENDED 8/31/01.......................    12.13%(DAGGER)
         INCEPTION (7/15/96) THROUGH 8/31/01............    12.57%(DAGGER)

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

(DAGGER)  DURING  THE  PERIODS,   CERTAIN  FEES  AND  EXPENSES  WERE  WAIVED  OR
       REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2001)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Technology ........................... 11.4%
                  Finance .............................. 20.2%
                  Materials & Services ................. 13.3%
                  Capital Goods ........................  4.1%
                  Consumer Durables ....................  2.5%
                  Transportation .......................  2.7%
                  Utilities ............................ 11.7%
                  Energy ............................... 15.2%
                  Consumer Non-Durables ................ 18.9%


** Based on percent of Portfolio's total market value.

                                         7
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     LARGE COMPANY VALUE PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                             PALM TREE
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            LARGE COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX
                         FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             LARGE COMPANY VALUE     WILSHIRE
                            PORTFOLIO INVESTMENT       5000
                                CLASS SHARES          INDEX
                  9/30/1992        10,000             10,000
                  8/31/1993        12,292             11,704
                  8/31/1994        11,850             12,264
                  8/31/1995        14,097             14,958
                  8/31/1996        16,568             17,532
                  8/31/1997        22,246             24,066
                  8/31/1998        22,544             24,712
                  8/31/1999        26,776             34,317
                  8/31/00          26,837             41,181
                  8/31/01          30,655             29,091

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             LARGE COMPANY VALUE     WILSHIRE
                           PORTFOLIO INSTITUTIONAL     5000
                                CLASS SHARES          INDEX
                  7/15/1996         10,000            10,000
                  8/31/1996         10,468            10,355
                  8/31/1997         14,369            13,905
                  8/31/1998         14,755            14,111
                  8/31/1999         20,490            16,796
                  8/31/00           24,588            17,141
                  8/31/01           18,355            18,303

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE INDEX WILSHIRE 5000 ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

                                         8
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     SMALL COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY                                            PALM TREE
--------------------------------------------------------------------------------

The Small Company Growth Portfolio's Investment Class Shares fell 13.87% while Institutional Class Shares fell 13.66% during the twelve months ended August 31, 2001 (the "period"). Monthly returns were mixed and resulted in a negative
Portfolio performance over the twelve-month period. Returns for the second quarter of 2001 appeared to indicate a potential for recovery. However, the year-end overview shows that the Portfolio's performance throughout much of the fourth quarter 2000 impacted performance the most.

Growth criteria for both large and small company holdings have been out of favor for much of the twelve-month reporting period. Furthermore, the momentum of value has remained strong resulting in negative Small Company Growth Portfolio returns for the year. The favor of value over growth is a trend that is cyclical. While there is no guarantee that growth will come back into favor soon, investors may remain hopeful that the Portfolio will recover in time.

No particular market segment dominated the performance period as sector returns were mixed. The traditional growth sectors, Materials and Services (down 7%) and Technology (down 43%), which together comprised 53% of the total Portfolio, weakened overall performance. Even those sectors that posted positive returns at year-end did very little to affect the overall Portfolio performance.

Just like its large-cap counterpart, the small-cap Portfolio was adversely affected by holdings in the Technology sector. The top three holdings (TriQuint Semiconductor, Inc., Semtech Corporation and Tech Data Corporation) made up a combined weighting of 4% and posted returns of -62%, -37% and -21%, respectively.

For investment decisions, the Portfolio uses the same fundamental criteria as its large-cap partner, although with less emphasis on a long history of established growth. Specifically, the Portfolio's investment adviser seeks to identify high quality growth companies by focusing on earnings and sales growth as well as dividend payout and return on equity. By focusing on earnings and return on equity in the small-cap arena, the Portfolio seeks to invest in growth companies with a proven track record.

                             PORTFOLIO INFORMATION1
                             (As of August 31, 2001)

 AVERAGE 5-YEAR SALES GROWTH...........    29.9%
 AVERAGE 5-YEAR EARNINGS GROWTH........    18.2
 AVERAGE 5-YEAR RETURN ON EQUITY.......    19.8
 AVERAGE MARKET CAPITALIZATION.........    $1.4 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.
                                         9
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     SMALL COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................   (13.87)%
         FIVE YEARS ENDED 8/31/01.......................     3.41%
         INCEPTION (10/1/92) THROUGH 8/31/01............     9.85%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................   (13.66)%
         FIVE YEARS ENDED 8/31/01.......................     3.59%
         INCEPTION (7/15/96) THROUGH 8/31/01............     5.70%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2001, FEES AND EXPENSES TOTALING 0.18% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2001)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Materials & Services ................     25.9%
                   Consumer Non-Durables ...............     21.4%
                   Technology ..........................     27.2%
                   Finance .............................      8.9%
                   Capital Goods .......................      5.8%
                   Consumer Durables ...................      5.8%
                   Transportation ......................      2.9%
                   Energy ..............................      2.0%
                   Utilities ...........................      0.1%

** Based on percent of Portfolio's total market value.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                          [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
           SMALL COMPANY GROWTH PORTFOLIO AND THE WILSHIRE 5000 INDEX
                         FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             SMALL COMPANY GROWTH    WILSHIRE
                             PORTFOLIO INVESTMENT      5000
                                CLASS SHARES          INDEX
                  9/30/92          10,000             10,000
                  8/31/93          12,850             11,704
                  8/31/94          13,516             12,264
                  8/31/95          16,632             14,958
                  8/31/96          19,543             17,532
                  8/31/97          22,506             24,066
                  8/31/98          16,651             24,712
                  8/31/99          20,114             34,317
                  8/31/00          26,837             41,181
                  8/31/01          23,115             30,655

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             SMALL COMPANY GROWTH    WILSHIRE
                            PORTFOLIO INSTITUTIONAL    5000
                                CLASS SHARES          INDEX
                  7/15/96          10,000             10,000
                  8/31/96          11,141             10,468
                  8/31/97          12,828             14,369
                  8/31/98           9,499             14,755
                  8/31/99          11,497             20,490
                  8/31/00          15,389             24,588
                  8/31/01          13,287             18,303

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY                                             PALM TREE
--------------------------------------------------------------------------------

The Small Company Value Portfolio's Investment Class Shares returned 27.28% while Institutional Class Shares returned 27.51% during the twelve months ended August 31, 2001 (the "period"). Value stocks continued to outperform growth stocks within the large and small-cap universes. Value criteria have been in favor for six consecutive quarters since early 2000. Investors who own value-based portfolios have watched consistently strong Portfolio returns month after month since late 2000, and have been in a position to capture the upside of the market.

While the Portfolio generally delivered a solid performance on a month-to-month basis, it remained fairly flat for September and November and fell into negative territory once in March. The Portfolio posted remarkable absolute and relative returns for first quarter 2001. The trend of positive returns continued in April despite a challenging and precarious stock market environment.

Each sector posted positive double-digit year-end returns with the exceptions of Energy (up only 6%) and Technology (down 1%). The largest holdings generally posted the greatest returns. Consumer Non-Durables (up 18%) was the largest in terms of sector weighting. In fact, three of the top ten holdings (by weighting) came from this sector and contributed significantly to the Portfolio performance as a whole. Smithfield Foods, Inc. (up 67%), Bob Evans Farms, Inc. (up 34%) and Tupperware Corporation (up 22%) made up a combined 4% Portfolio weighting and serve as examples of securities posting stellar performances for the reporting period.

Finance also helped bolster Portfolio performance, in aggregate, with a sector return of 39%. Heller Financial (up 117%), Fidelity National Financial (up 36%) and AmerUs Group Co. (up 27%) made up a combined weighting of 5% of the Portfolio's holdings and helped post strong year-end returns.

The Portfolio continues to invest in stocks clearly associated with a value orientation. These sectors typically include companies that are undervalued relative to their earnings and book value. They also have a relatively high dividend yield, which means simply that their price is lower relative to the size of the dividend. Dividend yields for small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors - those investors seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings potential. The Portfolio buys those stocks that exhibit both of these characteristics. When demand is low for these types of securities, prices are slow to rise. Low demand is typically a function of investor sentiment meaning that investors sell and look for better investments when they feel their current holdings become overvalued.

                             PORTFOLIO INFORMATION1
                             (As of August 31, 2001)
 DIVIDEND YIELD2........................      2.2%
 AVERAGE PRICE/BOOK RATIO...............      2.0
 AVERAGE PRICE/EARNINGS RATIO...........     14.9
 AVERAGE MARKET CAPITALIZATION..........     $1.2 BILLION

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE PORTFOLIO ITSELF.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................    27.28%
         FIVE YEARS ENDED 8/31/01.......................     9.20%
         INCEPTION (9/30/92) THROUGH 8/31/01............     9.72%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         ONE YEAR ENDED 8/31/01.........................    27.51%
         FIVE YEARS ENDED 8/31/01.......................     9.36%
         INCEPTION (7/15/96) THROUGH 8/31/01............     9.75%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2001, FEES AND EXPENSES TOTALING 0.21% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2001)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Consumer Non-Durables .......   23.7%
                           Materials & Services ........   22.3%
                           Capital Goods ...............   12.8%
                           Utilities ...................   11.0%
                           Finance .....................   10.8%
                           Technology ..................    5.9%
                           Transportation ..............    5.7%
                           Energy ......................    2.5%
                           Consumer Durables ...........    5.3%

** Based on percent of Portfolio's total market value.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            SMALL COMPANY VALUE PORTFOLIO AND THE WILSHIRE 5000 INDEX
                         FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            SMALL COMPANY VALUE      WILSHIRE
                            PORTFOLIO INVETSMENT      5000
                                CLASS SHARES          INDEX
                  9/30/92          10,000             10,000
                  8/31/93          11,974             11,704
                  8/31/94          11,972             12,264
                  8/31/95          13,391             14,958
                  8/31/96          14,735             17,532
                  8/31/97          19,706             24,066
                  8/31/98          17,975             24,712
                  8/31/99          19,841             34,317
                  8/31/00          18,684             41,181
                  8/31/01          23,781             30,655

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             SMALL COMPANY VALUE     WILSHIRE
                           PORTFOLIO INSTITUTIONAL    5000
                                CLASS SHARES          INDEX
                  7/15/96          10,000             10,000
                  8/31/96          10,304             10,468
                  8/31/97          13,781             14,369
                  8/31/98          12,578             14,755
                  8/31/99          13,389             20,490
                  8/31/00          12,638             24,588
                  8/31/01          16,115             18,303

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY                                             PALM TREE
--------------------------------------------------------------------------------

The Wilshire 5000 Index Portfolio's Investment Class Shares fell 25.82% while Institutional Class Shares fell 25.56% during the twelve months ended August 31, 2001 (the "period"). Performance for the Qualified Class was down 25.90% while the Horace Mann Class was down 25.79%. Performance for the Wilshire 5000 Index during the period was down 25.54%.

With the exception of Transportation at a mere 1% weighting, each sector posted a negative year-end return. Consumer Non-Durables was the most heavily weighted sector (30%), but was down 1%. Although the largest holdings from this sector such as Pfizer, Inc. (down 10%), and AOL Time Warner, Inc. (down 36%) posted disappointing returns, holdings with smaller weights remained mostly flat. The Technology sector (down 59%), which made up 19% of the Portfolio, posted the most disappointing period return. Microsoft (down 19%), IBM (down 24%) and Intel (down 63%) all produced lackluster returns, as well.

Portfolio performance was primarily driven by poor returns from the aggregate holdings. Despite the strength of value-oriented holdings, the Wilshire 5000 Index Portfolio as a whole was unable to recover from mixed monthly returns that culminated in an overall double-digit negative performance for the period. A disappointing Portfolio performance stemmed from overall market volatility, widespread investor jitters and signs of economic slowdown. The continued uncertainty of the U.S. economy is one factor driving down the value of the Index, and in turn, the Portfolios. With the national economy teetering on the brink of recession, investors may feel that navigating today's market can be difficult. However, long-term investment in the Wilshire 5000 Index Portfolio is still advisable. The annualized three-year, five-year and ten-year Index returns are 8%, 12% and 13%, respectively.

                             PORTFOLIO INFORMATION1
                             (As of August 31, 2001)

 DIVIDEND YIELD2.........................     1.3%
 AVERAGE PRICE/EARNINGS RATIO............    27.2
 AVERAGE 5-YEAR EARNINGS GROWTH..........     7.9%
 AVERAGE MARKET CAPITALIZATION...........   $79.4 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2001 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2001 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

The Index is comprised of almost 7,000 securities, and measures the performance of all U.S. domiciled stocks with readily available price information traded on the NYSE, the AMEX and the NASDAQ. The Portfolio holds nearly 2,800 securities and expects to ultimately hold between 2,000 and 3,000 securities representing approximately 90% of the total market value of the Index. Using statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the approximate balance of the Index. The Wilshire 5000 Index Portfolio gives the investor exposure to both large-cap and potentially lucrative small-cap stocks through broad diversification.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 8/31/01.........................   (25.82)%
         INCEPTION (2/1/99) THROUGH 8/31/01.............    (3.49)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 8/31/01.........................   (25.56)%
         INCEPTION (2/1/99) THROUGH 8/31/01.............    (3.23)%

                             HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 8/31/01.........................   (25.79)%
         INCEPTION (12/10/99) THROUGH 8/31/01...........    (5.14)%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

         ONE YEAR ENDED 8/31/01.........................   (25.90)%
         INCEPTION (5/10/00) THROUGH 8/31/01............   (13.79)%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2001, FEES AND EXPENSES TOTALING 0.34% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2001)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Consumer Non-Durables .......  30.7%
                           Finance .....................  19.9%
                           Technology ..................  18.8%
                           Materials & Services ........   8.5%
                           Utilities ...................   8.4%
                           Energy ......................   5.8%
                           Capital Goods ...............   4.9%
                           Consumer Durables ...........   1.8%
                           Transportation ..............   1.2%

** Based on percent of Portfolio's total market value.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
                    COMPARISON OF CHANGE IN VALUE OF $10,000
                      INVESTMENT IN SHARES OF WILSHIRE 5000
                      INDEX PORTFOLIO AND THE WILSHIRE 5000
                      INDEX FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             WILSHIRE 5000 INDEX     WILSHIRE
                            PORTFOLIO INVESTMENT       5000
                                CLASS SHARES          INDEX
                  2/1/99           10,000             10,000
                  8/31/99          10,320             10,347
                  8/31/00          12,295             12,416
                  8/31/01           9,120              9,245

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            WILSHIRE 5000 INDEX      WILSHIRE
                          PORTFOLIO INSTITUTIONAL      5000
                                CLASS SHARES          INDEX
                  2/1/99           10,000             10,000
                  8/31/99          10,330             10,347
                  8/31/00          12,339             12,416
                  8/31/01           9,185              9,245

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                           [GRAPHIC OMITTED]
     FUND COMMENTARY - (Continued)                               PALM TREE
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
                    COMPARISON OF CHANGE IN VALUE OF $10,000
                      INVESTMENT IN SHARES OF WILSHIRE 5000
                      INDEX PORTFOLIO AND THE WILSHIRE 5000
                      INDEX FROM INCEPTION THROUGH 8/31/01.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             WILSHIRE 5000 INDEX     WILSHIRE
                            PORTFOLIO HORACE MANN      5000
                                CLASS SHARES          INDEX
                  12/10/99         10,000             10,000
                  8/31/00          12,308             11,785
                  8/31/01           9,134              8,773


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             WILSHIRE 5000 INDEX     WILSHIRE
                             PORTFOLIO QUALIFIED       5000
                                CLASS SHARES          INDEX
                  5/10/00          10,000             10,000
                  8/31/00          11,179             10,895
                  8/31/01           8,284              8,110

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS                                 AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

COMMON STOCKS - 100.5%

         AEROSPACE - 0.0%***
    700  Textron, Inc. ......................... $     36,673
                                                 ------------


         AIR TRANSPORTATION - 0.9%
    800  AMR Corporation* ......................       25,592
  7,500  Delta Air Lines, Inc. .................      289,500
  6,100  FedEx Corporation* ....................      256,810
 40,500  Galileo International, Inc. ...........    1,259,550
 31,100  Sabre Holdings Corporation ............    1,311,798
 47,600  Southwest Airlines Company ............      851,564
  7,400  UAL Corporation* ......................      241,832
                                                 ------------
                                                    4,236,646
                                                 ------------

         APPAREL - 0.1%
 12,704  Jones Apparel Group* ..................      405,258
  3,500  Liz Claiborne, Inc. ...................      183,575
                                                 ------------
                                                      588,833
                                                 ------------

         BANKS - 2.9%
 83,546  Bank of New York
           Company, Inc. .......................    3,316,776
 25,300  BB&T Corporation ......................      930,534
 31,487  Fifth Third Bancorp ...................    1,835,692
 21,300  Mellon Financial Corporation ..........      750,825
 34,200  Northern Trust Corporation ............    1,939,140
 80,700  Regions Financial Corporation .........    2,372,580
 42,200  State Street Corporation ..............    2,049,232
  6,533  Zions Bancorporation ..................      374,080
                                                 ------------
                                                   13,568,859
                                                 ------------

         BUSINESS MACHINES - 14.9%
 29,100  Adobe Systems, Inc. ...................      978,051
 11,830  BMC Software, Inc.* ...................      189,280
  5,288  Cisco Systems, Inc.* ..................       86,353
 17,500  Compuware Corporation* ................      213,675
 28,162  Comverse Technology, Inc.* ............      707,993
259,400  Dell Computer Corporation* ............    5,545,972
218,256  EMC Corporation* ......................    3,374,238
    300  Gateway, Inc.* ........................        2,691
 13,128  Hewlett-Packard Company ...............      304,701


                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS MACHINES (CONTINUED)
  7,500  Integrated Device
           Technology, Inc.* ...................  $   233,175
167,700  International Business
           Machines Corporation ................   16,770,000
 16,000  Lexmark International
           Group, Inc., Class A* ...............      832,800
 23,825  Microchip Technology, Inc.* ...........      850,314
459,474  Microsoft Corporation* ................   26,212,992
 27,500  Network Appliance, Inc.* ..............      356,400
  2,500  Novellus Systems, Inc.* ...............      110,775
658,600  Oracle Systems Corporation* ...........    8,041,506
  5,500  SanDisk Corporation* ..................      112,805
348,612  Sun Microsystems, Inc.* ...............    3,991,607
 15,100  Unisys Corporation* ...................      178,482
                                                 ------------
                                                   69,093,810
                                                 ------------

         BUSINESS SERVICES - 6.3%
 27,900  Apollo Group, Inc., Class A* ..........    1,098,423
 76,028  Automatic Data
           Processing, Inc. ....................    3,935,209
 21,600  Brocade Communications
           Systems, Inc.* ......................      519,480
 24,000  CDW Computer Centers, Inc.* ...........      979,200
    200  Cendant Corporation* ..................        3,814
  7,700  Certegy, Inc.* ........................      264,572
 28,243  Cintas Corporation ....................    1,314,994
  3,300  Citrix Systems, Inc.* .................      108,735
 24,400  Computer Sciences Corporation* ........      917,440
 38,000  Concord EFS, Inc.* ....................    1,993,860
 24,700  Convergys Corporation* ................      693,329
 10,700  CSG Systems International, Inc.*             491,130
 19,600  eBay, Inc.* ...........................    1,102,108
 23,400  Ecolab, Inc. ..........................      937,872
 15,400  Equifax, Inc. .........................      400,862
 25,800  First Data Corporation ................    1,698,930
 21,400  Fiserv, Inc.* .........................    1,159,238
 50,400  H & R Block, Inc. .....................    1,961,064
 51,000  IMS Health, Inc. ......................    1,357,620
 42,800  Interpublic Group of
           Companies, Inc. .....................    1,159,024


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
  3,200  Intuit, Inc.* ......................... $    120,896
  8,600  Mercury Interactive Corporation*             232,286
 21,443  Omnicom Group, Inc. ...................    1,668,051
 38,124  Paychex, Inc. .........................    1,413,257
  9,900  PeopleSoft, Inc.* .....................      341,352
 14,000  Polycom, Inc.* ........................      283,920
  2,500  QLogic Corporation* ...................       75,025
 17,400  Quest Software, Inc.* .................      361,920
 31,028  Robert Half International, Inc.*.......      772,287
  2,850  RSA Security, Inc.* ...................       54,834
 10,000  Sapient Corporation* ..................       54,100
 23,200  Siebel Systems, Inc.* .................      501,120
 12,900  Symantec Corporation* .................      554,571
    221  Synopsys, Inc.* .......................       10,197
  1,575  VERITAS Software Corporation* .........       45,234
 31,700  Vitesse Semiconductor
           Corporation* ........................      462,820
                                                 ------------
                                                   29,048,774
                                                 ------------

         CHEMICALS - 0.3%
  1,400  Air Products and Chemicals, Inc........       59,360
 30,600  Praxair, Inc. .........................    1,440,342
                                                 ------------
                                                    1,499,702
                                                 ------------

         CONSTRUCTION - 0.2%
 36,513  Masco Corporation .....................      942,766
  5,900  Quanta Services, Inc.* ................      106,141
                                                 ------------
                                                    1,048,907
                                                 ------------

         CONSUMER DURABLES - 0.1%
    516  Gemstar-TV Guide
           International, Inc.* ................       15,305
  8,688  Maytag Corporation ....................      266,982
                                                 ------------
                                                      282,287
                                                 ------------

         COSMETICS - 3.1%
    560  Clorox Company ........................       20,860
 64,300  Colgate-Palmolive Company .............    3,481,845
 12,534  Estee Lauder Companies, Inc.,
           Class A .............................      486,946


                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         COSMETICS (CONTINUED)
138,700  Procter & Gamble Company .............. $ 10,284,605
                                                 ------------
                                                   14,274,256
                                                 ------------

         DOMESTIC OIL - 0.1%
  6,000  Diamond Offshore Drilling, Inc.              167,400
 10,500  Tosco Corporation .....................      487,200
                                                 ------------
                                                      654,600
                                                 ------------

         DRUGS & MEDICINE - 24.8%
156,086  Abbott Laboratories ...................    7,757,474
 16,500  Allergan, Inc. ........................    1,192,125
115,200  Amgen, Inc.* ..........................    7,407,360
  7,100  Andrx Group* ..........................      499,059
 25,300  Apogent Technologies, Inc.* ...........      608,212
  3,200  Baxter International, Inc. ............      165,120
 16,900  Becton, Dickinson & Company ...........      607,217
 16,400  Biogen, Inc.* .........................      989,904
214,376  Bristol-Myers Squibb Company ..........   12,035,069
 45,000  Chiron Corporation* ...................    2,097,900
  4,300  First Health Group Corporation*              120,400
  5,700  Forest Laboratories, Inc.* ............      416,157
 14,000  Genzyme Corporation* ..................      792,960
 32,100  Guidant Corporation* ..................    1,159,452
 28,800  Health Management
           Associates, Inc., Class A* ..........      574,560
  8,400  IDEC Pharmaceuticals
           Corporation* ........................      497,868
 46,600  Immunex Corporation* ..................      809,908
309,928  Johnson & Johnson .....................   16,336,305
 20,033  King Pharmaceuticals, Inc.* ...........      866,427
108,800  Lilly (Eli) & Company .................    8,446,144
  6,400  McKesson HBOC, Inc. ...................      251,200
 20,800  MedImmune, Inc.* ......................      835,120
126,034  Medtronic, Inc. .......................    5,739,588
238,900  Merck & Company, Inc. .................   15,552,390
  4,800  PacifiCare Health Systems, Inc.*              70,560
574,171  Pfizer, Inc. ..........................   21,996,491
 21,500  Quintiles Transnational
           Corporation* ........................      376,465

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         DRUGS & MEDICINE (CONTINUED)
157,758  Schering-Plough Corporation ........... $  6,015,313
  3,800  Sybron Dental Specialties, Inc.*.......       80,104
  1,200  Trigon Healthcare, Inc.* ..............       77,700
  1,900  UnitedHealth Group, Inc. ..............      129,314
 10,010  Watson Pharmaceuticals, Inc.* .........      561,561
                                                 ------------
                                                  115,065,427
                                                 ------------

         ELECTRONICS - 5.8%
 47,256  ADC Telecommunications, Inc.* .........      206,509
  2,722  Agilent Technologies, Inc.* ...........       72,133
 43,128  Altera Corporation* ...................    1,224,835
 49,128  American Power Conversion
           Corporation* ........................      679,440
 11,500  Amkor Technology, Inc.* ...............      188,370
 42,900  Analog Devices, Inc.* .................    2,049,762
 90,328  Applied Materials, Inc.* ..............    3,892,233
 36,200  Atmel Corporation* ....................      347,158
 10,500  Avnet, Inc. ...........................      252,840
  5,700  AVX Corporation .......................      120,555
 17,400  CIENA Corporation* ....................      297,888
  3,732  Intel Corporation .....................      104,347
 16,200  Jabil Circuit, Inc.* ..................      374,382
  3,020  JDS Uniphase Corporation* .............       21,291
  2,678  KLA-Tencor Corporation* ...............      131,597
 13,100  Linear Technology Corporation .........      538,148
  3,900  LSI Logic Corporation* ................       78,975
 26,820  Maxim Integrated Products, Inc.*.......    1,239,352
  2,000  McDATA Corporation, Class A ...........       28,560
 72,600  Micron Technology, Inc. ...............    2,730,486
 27,000  Molex, Inc. ...........................      852,390
  5,200  Motorola, Inc. ........................       90,480
  9,400  PerkinElmer, Inc. .....................      301,552
  3,200  Power-One, Inc.* ......................       34,912
 79,100  QUALCOMM, Inc.* .......................    4,655,035
 29,800  Sanmina Corporation* ..................      536,698
 17,300  SCI Systems, Inc.* ....................      423,850
 15,100  Scientific-Atlanta, Inc. ..............      310,154
 62,060  Solectron Corporation* ................      844,016
  2,796  Symbol Technologies, Inc. .............       37,746
 15,400  Tektronix, Inc. .......................      300,916


                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
 30,202  Tellabs, Inc.* ........................ $    402,291
 26,756  Teradyne, Inc.* .......................      877,062
 19,600  Texas Instruments, Inc. ...............      648,760
  2,400  TranSwitch Corporation* ...............       19,680
  9,200  Waters Corporation* ...................      304,796
 46,976  Xilinx, Inc.* .........................    1,833,943
                                                 ------------
                                                   27,053,142
                                                 ------------

         ENERGY & UTILITIES - 0.6%
 51,500  AES Corporation* ......................    1,705,680
 14,000  Calpine Corporation* ..................      462,280
 33,500  Republic Services, Inc.* ..............      664,975
                                                 ------------
                                                    2,832,935
                                                 ------------

         ENERGY - RAW MATERIALS - 0.3%
 15,900  Global Marine, Inc.* ..................      228,960
 15,600  Noble Drilling Corporation* ...........      424,320
    500  Schlumberger, Ltd. ....................       24,500
 13,900  Smith International, Inc.* ............      644,960
                                                 ------------
                                                    1,322,740
                                                 ------------

         FOOD & AGRICULTURE - 0.7%
 38,800  General Mills, Inc. ...................    1,720,392
 57,800  Sara Lee Corporation ..................    1,271,600
    900  Wrigley (Wm.) Jr. Company .............       45,126
                                                 ------------
                                                    3,037,118
                                                 ------------

         INSURANCE - 5.8%
  1,930  AFLAC, Inc. ...........................       53,113
    483  Ambac Financial Group, Inc. ...........       28,594
221,250  American International
           Group, Inc. .........................   17,301,750
 37,623  Cardinal Health, Inc. .................    2,744,222
 35,200  Marsh & McLennan
           Companies, Inc. .....................    3,270,080
 43,500  MGIC Investment Corporation ...........    3,040,650
 10,400  The PMI Group, Inc. ...................      678,080
                                                 ------------
                                                   27,116,489
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         LIQUOR - 0.1%
  9,300  Anheuser-Busch Companies, Inc. ........ $    400,272
                                                 ------------

         MEDIA - 2.1%
119,100  Comcast Corporation,
           Special Class A* ....................    4,362,633
  4,800  Cox Communications, Inc.,
           Class A* ............................      190,848
  2,714  Gannett Company, Inc. .................      167,345
 22,200  McGraw-Hill Companies, Inc. ...........    1,315,350
 22,300  New York Times Company,
           Class A .............................      953,325
 50,300  Tribune Company .......................    1,982,826
 22,900  Univision Communications, Inc.,
           Class A* ............................      683,107
                                                 -------------
                                                    9,655,434
                                                 ------------

         MISCELLANEOUS - 0.0%***
    700  Extreme Networks, Inc.* ...............       11,179
                                                 ------------

         MISCELLANEOUS FINANCE - 9.2%
156,500  American Express Company ..............    5,699,730
 21,300  Capital One Financial
           Corporation .........................    1,184,493
  2,635  Citigroup, Inc. .......................      120,551
  4,900  Countrywide Credit
           Industries, Inc. ....................      203,350
136,400  Fannie Mae ............................   10,395,044
  3,014  Franklin Resources, Inc. ..............      123,664
 73,700  Freddie Mac ...........................    4,634,256
  4,100  Legg Mason, Inc. ......................      183,311
 14,000  Lehman Brothers Holdings, Inc. ........      919,100
110,767  MBNA Corporation ......................    3,850,261
128,900  Merrill Lynch & Company, Inc. .........    6,651,240
125,100  Morgan Stanley Dean Witter
           & Company ...........................    6,674,085
127,438  Schwab (Charles) Corporation ..........    1,587,878
    200  SEI Investments Company ...............        8,208
 11,029  T. Rowe Price Group, Inc. .............      412,374
                                                 ------------
                                                   42,647,545
                                                 ------------

                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         MOTOR VEHICLES - 0.8%
 10,200  Eaton Corporation ..................... $    733,686
 35,028  Harley-Davidson, Inc. .................    1,702,010
 10,900  SPX Corporation .......................    1,267,125
                                                 ------------
                                                    3,702,821
                                                 ------------

         NON-DURABLES & ENTERTAINMENT - 0.3%
  2,700  Electronic Arts, Inc.* ................      155,817
  8,500  International Speedway
           Corporation, Class A ................      347,565
  3,800  McDonald's Corporation ................      114,114
 38,016  Starbucks Corporation* ................      641,330
                                                 ------------
                                                    1,258,826
                                                 ------------

         NON-FERROUS METALS - 0.0%***
  2,900  Alcoa, Inc. ...........................      110,548
                                                 ------------

         OPTICAL & PHOTO - 0.3%
 97,000  Corning, Inc. .........................    1,164,970
                                                 ------------

         PRODUCER GOODS - 6.9%
  6,100  American Standard
           Companies, Inc.* ....................      426,085
 16,872  Avery Dennison Corporation ............      867,389
  3,300  Cognex Corporation* ...................       91,344
 10,329  Dover Corporation .....................      371,018
    825  Emerson Electric Company ..............       44,220
570,600  General Electric Company ..............   23,383,188
 23,300  Grainger (W.W.), Inc. .................      985,823
  4,400  Honeywell International, Inc. .........      163,944
    700  Illinois Tool Works, Inc. .............       43,757
 33,600  Ingersoll-Rand Company ................    1,363,152
 24,100  Johnson Controls, Inc. ................    1,765,325
 16,600  Micrel, Inc.* .........................      512,276
  1,600  Miller (Herman), Inc. .................       36,512
 16,400  Millipore Corporation .................    1,040,580
 24,900  Parker-Hannifin Corporation ...........    1,095,600
                                                 ------------
                                                   32,190,213
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                           (Note 1)
 ------                                           --------


         RAILROAD & SHIPPING - 0.2%
 33,200  Burlington Northern Santa Fe
           Corporation ......................... $    900,052
                                                 ------------

         RETAIL - 13.1%
 16,100  Abercrombie & Fitch Company,
           Class A* ............................      488,474
 20,400  American Eagle Outfitters, Inc.*.......      525,300
 42,714  AutoZone, Inc.* .......................    1,973,387
 27,400  Bed Bath & Beyond, Inc.* ..............      790,490
 41,000  Best Buy Company, Inc.* ...............    2,418,180
 24,300  Costco Wholesale Corporation ..........      909,063
 33,400  CVS Corporation .......................    1,206,074
  3,175  Dollar General Corporation ............       54,769
  1,000  Dollar Tree Stores, Inc.* .............       23,730
 92,487  Gap, Inc. .............................    1,817,369
239,682  Home Depot, Inc. ......................   11,013,388
 46,640  Intimate Brands, Inc. .................      641,766
 37,428  Kohl's Corporation* ...................    2,077,254
 48,300  Limited, Inc. .........................      681,030
 89,728  Lowe's Companies, Inc. ................    3,337,882
 52,540  Safeway, Inc.* ........................    2,370,079
 17,900  Staples, Inc.* ........................      269,395
 84,600  Target Corporation ....................    2,931,390
 17,300  Tiffany & Company .....................      538,895
 21,000  TJX Companies, Inc. ...................      737,100
465,600  Wal-Mart Stores, Inc. .................   22,372,080
 97,100  Walgreen Company ......................    3,335,385
                                                 ------------
                                                   60,512,480
                                                 ------------

         TIRES & RUBBER - 0.1%
  7,000  Danaher Corporation ...................      388,990
                                                 ------------

         TRAVEL & RECREATION - 0.3%
 34,318  Carnival Corporation ..................    1,073,467
    100  MGM Mirage, Inc. ......................        2,915
 16,400  Royal Carribean Cruises, Ltd. .........      382,776
                                                 ------------
                                                    1,459,158
                                                 ------------

         TRUCKING & FREIGHT - 0.2%
 13,900  PACCAR, Inc. .......................... $    768,670
                                                 ------------
         TOTAL COMMON STOCKS
           (Cost $429,514,049) .................  465,932,356
                                                 ------------

TOTAL INVESTMENTS
   (Cost $429,514,049**) ........   100.5%        465,932,356
OTHER ASSETS AND LIABILITIES
   (Net) ........................    (0.5)%        (2,505,778)
                                    -----        ------------
NET ASSETS ......................   100.0%       $463,426,578
                                    =====        ============
-----------------------

*   Non-income producing security.

**  Aggregate  cost for Federal tax  purposes  is  $433,990,342.

*** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS                                 AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------


COMMON STOCKS - 99.5%

         AEROSPACE - 3.9%
 27,200  Boeing Company .................        $  1,392,640
  5,785  General Dynamics Corporation ...             456,783
    496  Goodrich (B.F.) Company ........              15,897
    400  Lockheed Martin Corporation ....              15,944
  1,600  Northrop Grumman Corporation ...             131,200
  9,200  Raytheon Company ...............             241,868
  1,400  Rockwell Collins ...............              28,448
  1,400  Rockwell International
           Corporation ..................              22,470
    200  Textron, Inc. ..................              10,478
  1,300  TRW, Inc. ......................              45,760
 15,100  United Technologies
           Corporation ..................           1,032,840
                                                 ------------
                                                    3,394,328
                                                 ------------

         AIR TRANSPORTATION - 0.7%
  1,880  Continental Airlines, Inc., Class B           82,005
  5,771  Delta Air Lines, Inc. ..........             222,761
  6,100  FedEx Corporation* .............             256,810
    100  UAL Corporation ................               3,268
                                                 ------------
                                                      564,844
                                                 ------------

         APPAREL - 0.8%
    500  Liz Claiborne, Inc. ............              26,225
 10,000  Nike, Inc., Class B ............             500,000
  5,200  V.F. Corporation ...............             179,764
                                                 ------------
                                                      705,989
                                                 ------------

         BANKS - 10.3%
  9,151  AmSouth Bancorporation .........             174,052
 51,154  Bank of America Corporation ....           3,145,971
  2,000  First Union Corporation ........              68,840
 35,118  FleetBoston Financial Corporation          1,293,396
    200  Huntington Bancshares, Inc. ....               3,636
 75,496  J.P. Morgan Chase & Company ....           2,974,542
    240  National City Corporation ......               7,409
    100  Regions Financial Corporation ..               2,940
  7,000  SouthTrust Corporation .........             170,520
  8,800  SunTrust Banks, Inc. ...........             601,040

                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         BANKS (CONTINUED)
     93  U.S. Bancorp ...................         $     2,254
  7,600  UnionBanCal Corporation ........             281,960
    400  Wachovia Corporation ...........              27,860
  2,644  Wells Fargo & Company ..........             121,651
                                                 ------------
                                                    8,876,071
                                                 ------------

         BUSINESS MACHINES - 1.4%
  6,400  Apple Computer, Inc.* ..........             118,720
 57,013  Compaq Computer Corporation ....             704,110
  3,600  Enterasys Networks, Inc.* ......              36,540
  5,500  Integrated Device
           Technology, Inc.* ............             170,995
    201  NCR Corporation* ...............               7,608
  2,500  Novellus Systems, Inc.* ........             110,775
    700  SanDisk Corporation* ...........              14,357
  5,600  Unisys Corporation* ............              66,192
    400  Xerox Corporation ..............               3,680
                                                 ------------
                                                    1,232,977
                                                 ------------

         BUSINESS SERVICES - 5.7%
 14,500  AutoNation, Inc.* ..............             156,020
  1,800  Ceridian Corporation* ..........              35,010
  2,300  Computer Associates
           International, Inc. ..........              71,415
 10,512  Computer Sciences Corporation* .             395,251
 17,400  Electronic Data Systems
           Corporation ..................           1,026,252
    323  Fiserv, Inc.* ..................              17,497
  4,202  H & R Block, Inc. ..............             163,500
  3,566  Manpower, Inc. .................             109,904
  2,000  Metris Companies, Inc. .........              54,400
     72  SunGard Data Systems, Inc.* ....               1,703
  2,700  Symantec Corporation* ..........             116,073
 50,276  Tyco International, Ltd. .......           2,611,838
    391  VERITAS Software Corporation ...              11,230
    707  Viad Corporation ...............              18,594
  8,400  Vitesse Semiconductor
           Corporation* .................             122,640
                                                 ------------
                                                    4,911,327
                                                 ------------

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         CHEMICALS - 3.7%
  2,700  Air Products and Chemicals, Inc.        $    114,480
 25,077  Dow Chemical Company ...........             879,200
  3,000  du Pont (E.I.) de Nemours
           & Company ....................             122,910
  1,200  Eastman Chemical Company .......              46,548
 14,100  Minnesota Mining
           & Manufacturing Company ......           1,467,810
  6,100  PPG Industries, Inc. ...........             330,132
  4,300  Praxair, Inc. ..................             202,401
                                                 ------------
                                                    3,163,481
                                                 ------------

         CONSTRUCTION - 0.3%
  1,000  Fluor Corporation* .............              45,330
  7,300  Masco Corporation ..............             188,486
    700  Massey Energy Company ..........              13,755
    400  Vulcan Materials Company .......              19,204
                                                 ------------
                                                      266,775
                                                 ------------

         CONSUMER DURABLES - 0.1%
  2,000  Black & Decker Corporation .....              78,660
    300  Whirlpool Corporation ..........              19,806
                                                 ------------
                                                       98,466
                                                 ------------

         CONTAINERS - 0.1%
  2,700  Sonoco Products Company ........              70,092
                                                 ------------

         DOMESTIC OIL - 4.1%
    900  Amerada Hess Corporation .......              69,939
  3,600  Ashland, Inc. ..................             152,640
 11,800  Conoco, Inc., Class B ..........             349,516
    100  Diamond Offshore Drilling, Inc.                2,790
  7,500  Kerr-McGee Corporation .........             438,075
  8,400  Murphy Oil Corporation .........             634,200
 10,800  Ocean Energy, Inc.* ............             203,580
  6,200  Phillips Petroleum Company .....             356,500
  4,000  Sunoco, Inc. ...................             151,320
  3,800  Tosco Corporation ..............             176,320
 15,700  Unocal Corporation .............             554,210
 13,800  USX-Marathon Group .............             434,838
                                                 ------------
                                                    3,523,928
                                                 ------------


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         DRUGS & MEDICINE - 4.9%
  5,300  Bard (C.R.), Inc. ..............        $    306,605
  8,700  Bausch & Lomb, Inc. ............             316,419
  5,900  Becton, Dickinson & Company ....             211,987
 15,200  Boston Scientific Corporation* .             290,320
    500  Cardinal Health, Inc. ..........              36,470
    500  HCA-The Healthcare Company .....              22,870
 12,000  Health Net, Inc.* ..............             226,440
 16,700  HEALTHSOUTH Corporation* .......             301,936
  2,100  ICN Pharmaceuticals, Inc. ......              61,845
  8,400  McKesson HBOC, Inc. ............             329,700
  1,700  Mylan Laboratories, Inc. .......              56,083
  2,000  Oxford Health Plans, Inc.* .....              59,960
  3,700  PacifiCare Health Systems, Inc.*              54,390
 28,000  Pharmacia Corporation ..........           1,108,800
  5,600  Quintiles Transnational
           Corporation* .................              98,056
  8,500  Tenet Healthcare Corporation* ..             471,070
    300  Triad Hospitals, Inc.* .........              10,845
  2,200  WellPoint Health
           Networks, Inc.* ..............             234,256
                                                 ------------
                                                    4,198,052
                                                 ------------

         ELECTRONICS - 3.1%
  3,700  Advanced Micro Devices, Inc.* ..              50,135
  9,200  Agilent Technologies, Inc.* ....             243,800
  4,500  Arrow Electronics, Inc.* .......             120,555
  3,900  Avnet, Inc. ....................              93,912
  2,400  International Rectifier
           Corporation* .................              88,752
  1,300  ITT Industries, Inc. ...........              58,695
  4,800  KEMET Corporation* .............              87,360
  3,800  KLA-Tencor Corporation* ........             186,732
  7,400  Lam Research Corporation* ......             209,494
  4,400  Maxim Integrated
           Products, Inc.* ..............             203,324
 12,000  Micron Technology, Inc. ........             451,320
 17,500  National Semiconductor
           Corporation* .................             578,375
  1,798  Riverstone Networks, Inc.* .....              17,045
    458  SCI Systems, Inc.* .............              11,221

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  6,800  Tektronix, Inc. ................        $    132,872
  8,400  Tellabs, Inc.* .................             111,888
                                                 ------------
                                                    2,645,480
                                                 ------------

         ENERGY & UTILITIES - 7.8%
    200  Ameren Corporation .............               8,250
  2,000  Cinergy Corporation ............              64,400
 13,500  Consolidated Edison, Inc. ......             552,150
  2,800  Dominion Resources, Inc. .......             176,260
  6,250  DPL, Inc. ......................             162,187
 21,000  DTE Energy Company .............             909,090
 20,116  Duke Energy Corporation ........             790,760
  2,000  Energy East Corporation ........              42,120
  9,900  Entergy Corporation ............             381,348
    987  Exelon Corporation .............              53,890
  9,100  FPL Group, Inc. ................             494,585
  8,400  GPU, Inc. ......................             320,712
  9,772  KeySpan Corporation ............             315,636
  1,400  Pinnacle West Capital Corporation             62,454
  4,900  Potomac Electric Power Company .             110,201
 13,019  PPL Corporation ................             564,374
  1,200  Progress Energy, Inc., CVO*(DAGGER)              540
  8,200  Public Service Enterprise
           Group, Inc. ..................             379,660
  6,200  Republic Services, Inc.* .......             123,070
 16,600  TXU Corporation ................             788,168
 12,000  Williams Companies, Inc. .......             390,600
                                                 ------------
                                                    6,690,455
                                                 ------------

         ENERGY - RAW MATERIALS - 0.7%
  3,100  Apache Corporation .............             145,483
  3,300  Burlington Resources, Inc. .....             125,400
    400  EOG Resources, Inc. ............              12,648
 10,900  Occidental Petroleum Corporation             299,968
                                                 ------------
                                                      583,499
                                                 ------------

         FOOD & AGRICULTURE - 2.5%
 22,050  Archer-Daniels-Midland
           Company ......................             296,132
  9,700  Coca-Cola Enterprises, Inc. ....             147,149


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         FOOD & AGRICULTURE (CONTINUED)
 10,200  ConAgra, Inc. ..................        $    234,090
  6,400  Heinz (H.J.) Company ...........             289,152
  9,700  Kellogg Company ................             310,303
    800  McCormick & Company, Inc. ......              36,160
  6,600  Ralston Purina Group ...........             215,688
 21,800  Sara Lee Corporation ...........             479,600
  5,641  SUPERVALU, Inc. ................             118,348
                                                 ------------
                                                    2,126,622
                                                 ------------

         INSURANCE - 4.4%
 27,200  Allstate Corporation ...........             922,896
    463  American International
           Group, Inc. ..................              36,222
  2,000  Aon Corporation ................              74,300
    300  Chubb Corporation ..............              20,250
 10,300  CIGNA Corporation ..............             927,000
 11,800  Hartford Financial Services
           Group, Inc. ..................             764,640
 11,475  Jefferson-Pilot Corporation ....             533,817
    900  Lincoln National Corporation ...              44,874
    600  Loews Corporation ..............              29,292
    350  MBIA, Inc. .....................              18,904
  9,300  St. Paul Companies, Inc. .......             390,879
    200  Torchmark Corporation ..........               8,448
                                                 ------------
                                                    3,771,522
                                                 ------------

         INTERNATIONAL OIL - 9.8%
 26,200  Chevron Corporation ............           2,377,650
104,382  Exxon Mobil Corporation ........           4,190,937
  8,700  Santa Fe International Corporation           220,110
 24,000  Texaco, Inc. ...................           1,671,600
                                                 ------------
                                                    8,460,297
                                                 ------------

         LIQUOR - 0.2%
  2,600  Brown-Forman Corporation,
           Class B ......................             167,700
  1,000  Coors (Adolph) Company,
           Class B ......................              46,300
                                                 ------------
                                                      214,000
                                                 ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         MEDIA - 3.1%
  2,300  Clear Channel
           Communications, Inc.* ........         $   115,621
 37,012  Comcast Corporation,
           Special Class A* .............           1,355,749
  4,300  Donnelley (R.R.) & Sons
           Company ......................             128,226
  7,900  Gannett Company, Inc. ..........             487,114
    300  Knight-Ridder, Inc. ............              18,180
    700  McGraw-Hill Companies, Inc. ....              41,475
 14,200  Tribune Company ................             559,764
                                                 ------------
                                                    2,706,129
                                                 ------------

         MISCELLANEOUS FINANCE - 5.4%
  9,299  Charter One Financial, Inc. ....             271,531
    600  Edwards (A.G.), Inc. ...........              24,480
  1,500  Freddie Mac ....................              94,320
 14,600  Household International, Inc. ..             862,860
  9,600  John Hancock Financial
           Services, Inc. ...............             383,520
    300  Lehman Brothers Holdings, Inc. .              19,695
 25,600  Merrill Lynch & Company, Inc. ..           1,320,960
 43,450  Washington Mutual, Inc. ........           1,626,768
                                                 ------------
                                                    4,604,134
                                                 ------------

         MOTOR VEHICLES - 2.8%
  1,100  Dana Corporation ...............              21,560
 16,700  Delphi Automotive Systems
           Corporation ..................             250,333
  7,500  Eaton Corporation ..............             539,475
 57,652  Ford Motor Company .............           1,145,545
  4,100  General Motors Corporation .....             224,475
  5,300  Genuine Parts Company ..........             163,028
  1,400  Lear Corporation* ..............              50,736
                                                 ------------
                                                    2,395,152
                                                 ------------

         NON-DURABLES & ENTERTAINMENT - 1.1%
 15,900  Energizer Holdings, Inc.* ......             280,953
  4,100  Hasbro, Inc. ...................              71,094
 26,900  Newell Rubbermaid, Inc. ........             616,010
                                                 ------------
                                                      968,057
                                                 ------------


                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         NON-FERROUS METALS - 1.2%
 27,000  Alcoa, Inc. ....................        $  1,029,240
                                                 ------------

         OPTICAL & Photo - 0.5%
 22,400  Corning, Inc. ..................             269,024
  2,800  Eastman Kodak Company ..........             125,076
                                                 ------------
                                                      394,100
                                                 ------------

         PAPER & FOREST PRODUCTS - 4.1%
 14,300  Georgia-Pacific Group ..........             522,522
    900  International Paper Company ....              36,108
 28,200  Kimberly-Clark Corporation .....           1,749,810
  8,800  Mead Corporation ...............             292,512
    100  St. Joe Company (The) ..........               2,725
  4,200  Temple-Inland, Inc. ............             245,112
  9,400  Weyerhaeuser Company ...........             533,450
  3,000  Willamette Industries, Inc. ....             145,500
                                                 ------------
                                                    3,527,739
                                                 ------------

         PRODUCER GOODS - 4.2%
  5,500  Caterpillar, Inc. ..............             275,000
  4,100  Cooper Industries, Inc. ........             230,215
  9,400  Deere & Company ................             405,798
 12,500  Emerson Electric Company .......             670,000
    114  Grainger (W.W.), Inc. ..........               4,824
 19,000  Honeywell International, Inc. ..             707,940
  9,124  Illinois Tool Works, Inc. ......             570,341
  5,700  Ingersoll-Rand Company .........             231,249
  4,100  Johnson Controls, Inc. .........             300,325
  3,100  Lattice Semiconductor
           Corporation* .................              72,447
    800  Pall Corporation ...............              17,888
  3,750  Parker-Hannifin Corporation ....             165,000
                                                 ------------
                                                    3,651,027
                                                 ------------

         RAILROAD & SHIPPING - 1.9%
 24,800  Burlington Northern Santa Fe
           Corporation ..................             672,328
 10,700  CSX Corporation ................             378,138
 19,300  Norfolk Southern Corporation* ..             359,366
  4,200  Union Pacific Corporation ......             223,734
                                                 ------------
                                                    1,633,566
                                                 ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                     Value
 Shares                                            (Note 1)
 ------                                            --------


         RETAIL - 3.8%
 19,200  Albertson's, Inc. ..............        $    671,808
  2,900  Dollar Tree Stores, Inc.* ......              68,817
  1,600  Family Dollar Stores, Inc. .....              48,000
    300  Federated Department Stores, Inc.*            10,893
    600  Kmart Corporation* .............               6,024
 12,600  Limited, Inc. ..................             177,660
  1,000  Lowe's Companies, Inc. .........              37,200
  8,600  May Department Stores Company ..             289,390
  4,600  Nordstrom, Inc. ................              92,230
    100  RadioShack Corporation .........               2,340
 13,000  Sears, Roebuck & Company .......             555,750
  7,600  Staples, Inc.* .................             114,380
 25,400  Target Corporation .............             880,110
 11,900  Toys "R" Us, Inc.* .............             284,767
  1,500  Venator Group, Inc.* ...........              26,925
                                                 ------------
                                                    3,266,294
                                                 ------------

         STEEL - 0.4%
  6,900  Nucor Corporation ..............             335,340
                                                 ------------

         TELEPHONE - 4.3%
    133  United States Cellular Corporation*            6,883
 73,792  Verizon Communications .........           3,689,600
                                                 ------------
                                                    3,696,483
                                                 ------------

         TIRES & RUBBER - 0.1%
  2,200  Goodyear Tire & Rubber
           Company ......................              53,900
                                                 ------------

         TOBACCO - 0.2%
  2,400  R.J. Reynolds Tobacco
           Holdings, Inc. ...............             138,600
    600  UST, Inc. ......................              19,800
                                                 ------------
                                                      158,400
                                                 ------------

         TRAVEL & RECREATION - 1.1%
  6,600  Brunswick Corporation ..........             143,814
  1,600  Carnival Corporation ...........              50,048


                                                     Value
 Shares                                            (Note 1)
 ------                                            --------

         TRAVEL & RECREATION (CONTINUED)
  3,600  Marriott International, Inc.,
           Class A ......................        $    157,860
  4,300  Park Place Entertainment
           Corporation* .................              45,709
  5,300  Royal Carribean Cruises, Ltd. ..             123,702
 13,000  Starwood Hotels & Resorts
           Worldwide, Inc. ..............             440,050
                                                 ------------
                                                      961,183
                                                 ------------

         TRUCKING & FREIGHT - 0.8%
  9,200  PACCAR, INC. ...................             508,760
  2,600  United Parcel Service, Inc.,
           Class B ......................             143,598
                                                 ------------
                                                      652,358
                                                 ------------
         TOTAL COMMON STOCKS
           (Cost $74,554,823) ...........          85,531,307
                                                 ------------
RIGHTS - 0.0%***

  6,924  Seagate Tax Refund Rights*(DAGGER)               554
                                                 ------------
         TOTAL RIGHTS
           (Cost $0) ....................                 554
                                                 ------------

TOTAL INVESTMENTS
   (Cost $74,554,823**) ........     99.5%         85,531,861

OTHER ASSETS AND LIABILITIES
   (Net) .......................      0.5%            448,350
                                    -----        ------------
NET ASSETS .....................    100.0%       $ 85,980,211
                                    =====        ============
-----------------------
*    Non-income producing security.
**   Cost  for  Federal  income  tax  purposes  is  $75,640,032.
***  Amount represents less than 0.1% of net assets.
(DAGGER) Fair-valued securities.

Abbreviations:
CVO-- Contingent Value Obligation


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS                                 AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


COMMON STOCKS - 99.7%

         AEROSPACE - 0.7%
    700  L-3 Communications
           Holdings, Inc.* ..................... $     46,970
    100  Trimble Navigation, Ltd.* .............        1,650
  1,400  Veeco Instruments, Inc.* ..............       40,936
                                                 ------------
                                                       89,556
                                                 ------------

         AIR TRANSPORTATION - 0.4%
  2,100  Atlantic Coast Airlines
           Holdings, Inc.* .....................       53,130
    100  EGL, Inc.* ............................        1,316
                                                 ------------
                                                       54,446
                                                 ------------

         APPAREL - 3.5%
    900  Bebe Stores, Inc.* ....................       27,324
  2,100  Charlotte Russe Holding, Inc.* ........       41,328
  1,050  Chico's FAS, Inc.* ....................       39,690
  1,340  Children's Place Retail
           Stores, Inc.* .......................       34,840
  2,200  Columbia Sportswear Company* ..........       71,852
    100  Dress Barn, Inc.* .....................        2,319
  2,655  Kenneth Cole Productions, Inc.* .......       49,569
  1,513  Pacific Sunwear of California, Inc.* ..       24,889
    900  Quiksilver, Inc.* .....................       20,718
  2,330  The Men's Wearhouse, Inc.* ............       59,182
  2,200  Timberland Company, Class A* ..........       74,052
                                                 ------------
                                                      445,763
                                                 ------------

         BANKS - 1.9%
  3,400  Banknorth Group, Inc. .................       74,800
    800  GBC Bancorp ...........................       25,088
  2,100  Greater Bay Bancorp ...................       55,734
  2,900  Silicon Valley Bancshares* ............       64,844
  1,200  Sterling Bancshares, Inc. .............       26,412
                                                 ------------
                                                      246,878
                                                 ------------

         BUSINESS MACHINES - 3.4%
    800  Activision, Inc.* .....................       29,640
  2,615  Artesyn Technologies, Inc.* ...........       23,666
    976  Avocent Corporation* ..................       20,018

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         BUSINESS MACHINES (CONTINUED)
  1,187  Black Box Corporation* ................ $     55,563
  1,390  Fair, Isaac and Company, Inc. .........       84,790
    400  ScanSource, Inc* ......................       22,052
    600  SCM Microsystems, Inc.* ...............        4,332
    700  Systems & Computer
           Technology Corporation* .............        9,331
  4,300  Tech Data Corporation* ................      175,870
                                                 ------------
                                                      425,262
                                                 ------------

         BUSINESS SERVICES - 15.0%
  3,300  Actuate Corporation* ..................       22,770
  1,500  Administaff, Inc.* ....................       50,700
    708  Advent Software, Inc.* ................       37,602
  2,214  American Management
           Systems, Inc.* ......................       39,099
  1,200  Apollo Group, Inc., Class A* ..........       47,244
  1,279  BARRA, Inc.* ..........................       62,287
  1,100  BISYS Group, Inc.* ....................       63,690
    400  Bright Horizons Family
           Solutions, Inc.* ....................       10,600
  3,065  Catalina Marketing Corporation* .......      100,624
    200  Catapult Communications
           Corporation* ........................        3,630
  1,350  ChoicePoint, Inc.* ....................       53,932
    800  Corinthian Colleges, Inc.* ............       31,480
  1,200  Corporate Executive Board
           Company* ............................       41,700
    100  CryoLife, Inc.* .......................        3,577
  5,050  Dendrite International, Inc.* .........       65,599
  1,325  DeVRY, Inc.* ..........................       43,500
  1,875  Direct Focus, Inc.* ...................       52,500
  1,500  Education Management
           Corporation* ........................       57,105
  1,000  F.Y.I., Inc.* .........................       38,500
  1,770  FactSet Research Systems, Inc. ........       44,869
  1,254  Forrester Research, Inc.* .............       24,779
  1,288  Henry (Jack) & Associates .............       32,973
    400  Invitrogen Corporation* ...............       27,212
  3,110  Labor Ready, Inc.* ....................       14,306
  1,500  Learning Tree
           International, Inc.* ................       35,820

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS                                 AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         BUSINESS SERVICES (CONTINUED)
  1,400  Manhattan Associates, Inc.* ........... $     31,710
  1,300  MAXIMUS, Inc.* ........................       55,757
  1,454  Mentor Corporation ....................       43,620
  1,334  Mercury Computer Systems, Inc.* .......       36,285
  1,750  Metris Companies, Inc. ................       47,600
    154  MRO Software, Inc.* ...................        2,004
  2,586  National Instruments Corporation* .....       81,123
  1,625  NCO Group, Inc.* ......................       33,313
  1,200  On Assignment, Inc.* ..................       23,220
  1,000  PEC Soulutions, Inc.* .................       18,000
  1,269  Peregrine Systems, Inc.* ..............       33,225
    800  Performance Food Group
           Company* ............................       27,008
  1,399  Pre-Paid Legal Services, Inc.* ........       31,170
  2,450  Priority Healthcare Corporation,
           Class B* ............................       61,863
    900  Professional Detailing, Inc.* .........       27,018
  1,567  Profit Recovery Group
           International, Inc.* ................       22,486
  2,100  Progress Software Corporation* ........       33,495
    534  Proxim, Inc.* .........................        6,050
  1,158  RadiSys Corporation* ..................       19,246
  1,500  Renaissance Learning, Inc.* ...........       51,510
  1,900  Spartech Corporation ..................       43,320
  1,172  StarTek, Inc.* ........................       27,190
  1,385  Sykes Enterprises, Inc.* ..............       12,825
    200  TALX Corporation* .....................        6,180
  1,800  Teledyne Technologies, Inc.* ..........       27,774
  4,735  TeleTech Holdings, Inc.* ..............       38,780
  2,375  Tetra Tech, Inc.* .....................       56,953
    100  Volt Information Sciences, Inc.* ......        1,605
                                                 ------------
                                                    1,906,428
                                                 ------------

         CHEMICALS - 1.3%
  1,700  Cabot Microelectronics
           Corporation* ........................      119,085
  1,418  Techne Corporation* ...................       44,936
                                                 ------------
                                                      164,021
                                                 ------------

         CONSTRUCTION - 7.5%
  1,500  Centex Construction
           Products, Inc. ......................  $    47,940
  4,648  D.R. Horton, Inc. .....................      117,316
    438  Dycom Industries, Inc.* ...............        6,347
  1,047  Elcor Corporation .....................       20,835
    700  Florida Rock Industries, Inc. .........       35,910
  2,700  KB HOME ...............................       87,399
  1,815  Lennar Corporation ....................       80,858
  2,900  MasTec, Inc.* .........................       29,145
  4,100  NCI Building Systems, Inc.* ...........       63,140
    700  NVR, Inc.* ............................      112,700
  3,951  Pulte Corporation .....................      149,545
    940  Simpson Manufacturing
           Company, Inc.* ......................       56,259
  1,900  Toll Brothers, Inc.* ..................       69,920
  3,200  West Corporation* .....................       79,968
                                                 ------------
                                                      957,282
                                                 ------------

         CONSUMER DURABLES - 2.0%
  4,700  Furniture Brands
           International, Inc.* ................      122,576
    800  Genlyte Group, Inc.* ..................       24,800
  1,700  Mohawk Industries, Inc.* ..............       75,820
  1,200  Rent-A-Center, Inc.* ..................       32,400
    200  Salton, Inc.* .........................        3,410
                                                 ------------
                                                      259,006
                                                 ------------

         DOMESTIC OIL - 0.9%
  1,700  Cal Dive International, Inc.* .........       29,750
  2,500  CONSOL Energy, Inc. ...................       65,000
  1,600  National-Oilwell, Inc.* ...............       24,864
                                                 ------------
                                                      119,614
                                                 ------------

         DRUGS & MEDICINE - 13.4%
  2,000  1-800 Contacts, Inc.* .................       25,820
  1,000  Accredo Health, Inc.* .................       36,850
  1,800  AdvancePCS* ...........................      134,928
  1,700  Albany Molecular Research, Inc. .......       44,234
  2,400  Alpharma, Inc., Class A ...............       75,360


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    700  AmerisourceBergen
           Corporation* ........................ $     45,108
  2,900  Apria Healthcare Group, Inc.* .........       78,764
  1,600  Arrow International, Inc. .............       58,896
    517  Barr Laboratories, Inc.* ..............       43,294
  1,000  Beckman Coulter, Inc. .................       45,720
  3,200  Bio-Technology General
           Corporation* ........................       30,400
  1,100  DENTSPLY International, Inc. ..........       49,082
    575  Enzo Biochem, Inc.* ...................       14,944
    270  Express Scripts, Inc., Class A* .......       14,450
  1,600  First Health Group Corporation* .......       44,800
  1,000  First Horizon Pharmaceutical
           Corporation* ........................       36,090
  1,594  Lincare Holdings, Inc.* ...............       45,286
  2,300  MedQuist, Inc.* .......................       59,225
  2,200  Molecular Devices Corporation* ........       49,918
  2,500  NBTY, Inc.* ...........................       43,150
  4,000  Oakley, Inc.* .........................       54,600
  2,905  Orthodontic Centers
           of America, Inc.* ...................       80,323
  1,338  Patterson Dental Company* .............       45,880
  2,400  Province Healthcare Company* ..........       88,080
    200  PSS World Medical, Inc.* ..............        1,406
    900  Rehabcare Group, Inc. .................       36,477
  2,775  Renal Care Group, Inc.* ...............       90,909
  1,748  ResMed, Inc.* .........................       96,053
  2,200  Respironics, Inc.* ....................       73,722
  2,600  STERIS Corporation* ...................       56,264
  1,400  Syncor International
           Corporation* ........................       51,156
    169  Thoratec Laboratories
           Corporation* ........................        3,383
  1,018  Universal Health Services, Inc.,
           Class B* ............................       48,151
                                                 ------------
                                                    1,702,723
                                                 ------------

         ELECTRONICS - 18.3%
    900  Alliant Techsystems, Inc.* ............       93,645
  2,600  Amphenol Corporation, Class A* ........      105,118
  2,300  Anixter International, Inc.* ..........       71,599


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  2,008  ATMI, Inc.* ........................... $     48,272
  1,400  AXT, Inc.* ............................       25,550
    700  BEI Technologies, Inc. ................       16,191
  3,200  Bruker Daltonics, Inc.* ...............       52,800
  1,752  C & D Technologies, Inc. ..............       38,457
    800  C-COR.net Corporation* ................        6,736
  3,000  Cable Design Technologies
           Corporation* ........................       41,250
    100  Coherent, Inc.* .......................        3,540
  1,300  Cohu, Inc. ............................       25,857
  3,500  CommScope, Inc.* ......................       73,850
    500  Concord Communications, Inc.* .........        4,975
  2,800  Cox Radio, Inc., Class A* .............       70,028
  2,270  CTS Corporation .......................       46,558
  1,140  Dionex Corporation* ...................       34,109
  1,980  DSP Group, Inc.* ......................       49,500
    195  DuPont Photomasks, Inc.* ..............        6,825
  1,790  Electro Scientific Industries, Inc.* ..       50,120
  1,400  Electronics Boutique Holdings
           Corporation* ........................       58,310
    600  Emulex Corporation* ...................        9,546
    200  Engineered Support
           Systems, Inc. .......................        6,602
  3,300  Ixia* .................................       34,287
  2,300  IXYS Corporation* .....................       20,010
  1,400  Littelfuse, Inc.* .....................       37,800
  2,600  Microtune, Inc.* ......................       43,186
  1,800  Pericom Semiconductor
           Corporation* ........................       30,384
  3,000  Plantronics, Inc.* ....................       59,700
  2,820  Plexus Corporation* ...................       98,192
    200  Powell Industries, Inc.* ..............        5,378
  1,910  Power Integrations, Inc.* .............       45,248
  5,300  Power-One, Inc.* ......................       57,823
  4,300  Powerwave Technologies, Inc.* .........       62,780
  1,900  Rayovac Corporation* ..................       32,490
  1,000  Rudolph Technologies, Inc.* ...........       36,000
  4,770  Semtech Corporation* ..................      178,064
  2,000  Siliconix, Inc.* ......................       59,460
    340  SIPEX Corporation* ....................        3,886
    400  Supertex, Inc.* .......................        6,332

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  2,710  Technitrol, Inc. ......................  $    69,051
  3,788  Tekelec* ..............................       59,169
  1,000  THQ, Inc.* ............................       53,150
    800  Tollgrade Communcations, Inc.* ........       17,360
  1,400  Too, Inc.* ............................       38,528
  9,397  TriQuint Semiconductor, Inc.* .........      199,216
  2,100  Varian, Inc.* .........................       62,349
  1,500  Virage Logic Corporation* .............       17,835
  3,400  VISX, Inc.* ...........................       59,432
                                                 ------------
                                                    2,326,548
                                                 ------------

         ENERGY & UTILITIES - 0.0%***
    300  Veritas DGC, Inc.* ....................        4,335
                                                 ------------

         ENERGY - RAW MATERIALS - 1.1%
  1,125  Atwood Oceanics, Inc.* ................       34,965
  2,800  Helmerich & Payne, Inc. ...............       85,568
    600  Prima Energy Corporation* .............       14,232
                                                 ------------
                                                      134,765
                                                 ------------

         FOOD & AGRICULTURE - 0.4%
  1,900  Delta & Pine Land Company .............       38,380
    200  Dreyer's Grand Ice Cream, Inc. ........        5,984
                                                 ------------
                                                       44,364
                                                 ------------

         INSURANCE - 2.1%
  2,900  Copart, Inc.* .........................       71,427
    600  Hilb, Rogal & Hamilton Company ........       25,620
  3,600  Hooper Holmes, Inc. ...................       21,600
  2,024  Radian Group, Inc. ....................       81,183
  1,100  The PMI Group, Inc. ...................       71,720
                                                 ------------
                                                      271,550
                                                 ------------

         MEDIA - 0.8%
    200  Scholastic Corporation* ...............        7,786
  2,600  Valassis Communications, Inc.* ........       92,092
                                                 ------------
                                                       99,878
                                                 ------------


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE - 4.8%
  1,530  AmeriCredit Corporation* .............. $     70,625
  1,500  Brown & Brown, Inc. ...................       66,345
    100  Cathay Bancorp, Inc. ..................        5,679
  1,700  Downey Financial Corporation ..........       81,175
  2,300  Eaton Vance Corporation ...............       76,130
    968  Investors Financial Services
           Corporation .........................       62,000
  2,800  LaBranche & Company, Inc.* ............       73,528
  1,050  Neuberger Berman, Inc. ................       45,906
  3,000  Raymond James Financial, Inc. .........       84,960
  1,799  Southwest Securities Group, Inc. ......       38,193
                                                 ------------
                                                      604,541
                                                 ------------

         MOTOR VEHICLES - 3.5%
  1,900  Donaldson Company, Inc. ...............       56,715
  4,200  Gentex Corporation* ...................      125,580
    400  Monaco Coach Corporation* .............       11,720
  3,800  Navistar International
           Corporation* ........................      130,226
    240  O'Reilly Automotive, Inc.* ............        7,488
  1,200  Oshkosh Truck Corporation .............       44,700
    900  Polaris Industries, Inc. ..............       45,315
    800  Sonic Automotive, Inc.* ...............       14,080
    200  Superior Industries
           International, Inc. .................        7,670
                                                 ------------
                                                      443,494
                                                 ------------

         NON-DURABLES & ENTERTAINMENT - 3.6%
  2,415  Applebee's International, Inc. ........       78,004
    555  Brinker International, Inc.* ..........       14,763
  1,500  CEC Entertainment, Inc.* ..............       56,475
  2,329  Cheesecake Factory (The), Inc.* .......       70,802
  1,800  Fossil, Inc.* .........................       36,918
    500  Jack in the Box, Inc.* ................       16,440
  1,700  JAKKS Pacific, Inc.* ..................       29,835
    400  P.F. Chang's China Bistro, Inc.* ......       17,800
  2,800  Papa John's International, Inc.* ......       70,700
    700  SCP Pool Corporation* .................       26,544
  1,300  Sonic Corporation* ....................       39,377
                                                 ------------
                                                      457,658
                                                 ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                              PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         OPTICAL & PHOTO - 0.2%
  4,100  Meade Instruments Corporation* ........ $     21,771
                                                 ------------

         PRODUCER GOODS - 5.0%
    350  Aeroflex, Inc.* .......................        3,097
    900  AMETEK, Inc. ..........................       27,459
  2,655  Blyth Industries, Inc.* ...............       57,879
  1,105  Fastenal Company ......................       72,654
    500  Graco, Inc. ...........................       17,200
  1,340  Hanover Compressor Company* ...........       33,848
  1,149  Helix Technology Corporation ..........       26,427
  1,430  Manitowoc Company, Inc. ...............       40,970
    900  Matthews International
           Corporation, Class A ................       39,690
  3,700  Miller (Herman), Inc. .................       84,434
  2,100  MSC Industrial Direct
           Company, Inc.* ......................       37,380
  1,800  Roper Industries, Inc. ................       73,800
    200  Teleflex, Inc. ........................        9,840
  1,400  Terex Corporation* ....................       31,024
    100  Valmont Industries, Inc. ..............        1,755
  1,787  Zebra Technologies Corporation,
           Class A* ............................       83,667
                                                 ------------
                                                      641,124
                                                 ------------

         RETAIL - 6.0%
  2,700  99 Cents Only Stores* .................       82,593
  1,200  Abercrombie & Fitch Company,
           Class A* ............................       36,408
  1,555  Barnes & Noble, Inc.* .................       62,931
  2,955  Claire's Stores, Inc. .................       51,328
  1,000  Cost Plus, Inc.* ......................       23,500
  1,800  Duane Reade, Inc.* ....................       63,720
    700  Guitar Center, Inc.* ..................        9,765
    700  Hot Topic, Inc.* ......................       23,275
  2,392  Insight Enterprises, Inc.* ............       44,850
  2,300  Linens `n Things, Inc.* ...............       59,800
  2,100  Michaels Stores, Inc.* ................       88,242
  1,500  PC Connection, Inc.* ..................       14,760
  3,100  Ross Stores, Inc. .....................       90,830
  1,900  United Stationers, Inc.* ..............       59,869
  1,405  Williams-Sonoma, Inc.* ................       44,679
                                                 ------------
                                                      756,550
                                                 ------------

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         TELEPHONE - 0.5%
  1,400  Optical Cable Corporation* ............ $     12,040
  3,100  Price Communications
           Corporation* ........................       55,738
                                                 ------------
                                                       67,778
                                                 ------------

         TIRES & RUBBER - 0.1%
    200  Carlisle Companies, Inc. ..............        7,070
                                                 ------------

         TRAVEL & RECREATION - 0.9%
    930  Anchor Gaming* ........................       49,708
  1,000  Speedway Motorsports, Inc.* ...........       26,000
  1,350  Trendwest Resorts, Inc.* ..............       34,628
                                                 ------------
                                                      110,336
                                                 ------------

         TRUCKING & FREIGHT - 2.4%
  2,800  C.H. Robinson Worldwide, Inc. .........       87,052
    215  CNF Transportation, Inc. ..............        6,457
  1,385  Expeditors International
           of Washington, Inc. .................       70,441
    900  Forward Air Corporation* ..............       25,191
    500  Landstar System, Inc.* ................       37,135
  3,560  Swift Transportation
           Company, Inc.* ......................       76,860
    100  USFreightways Corporation .............        3,640
                                                 ------------
                                                      306,776
                                                 ------------
         TOTAL COMMON STOCKS
           (Cost $11,586,254) ..................   12,669,517
                                                 ------------

TOTAL INVESTMENTS
   (Cost $11,586,254**) ...........  99.7%         12,669,517
OTHER ASSETS AND LIABILITIES
   (Net) ..........................   0.3%             41,763
                                    -----        ------------
NET ASSETS ........................ 100.0%       $ 12,711,280
                                    =====        ============
-----------------------
*   Non-income producing security.
** Aggregate cost for Federal tax purposes is $12,174,286. *** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS                                AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

COMMON STOCKS - 96.5%

         AEROSPACE - 1.3%
 12,400  Crane Company ......................... $    348,316
  9,900  GenCorp, Inc. .........................      122,760
  3,700  Kaman Corporation, Class A ............       48,951
                                                 ------------
                                                      520,027
                                                 ------------

         APPAREL - 2.7%
 11,100  Brown Shoe Company, Inc. ..............      167,610
  9,000  Kellwood Company ......................      195,840
 12,800  Phillips-Van Heusen Corporation .......      189,056
  7,300  Russell Corporation ...................      124,830
  3,300  Springs Industries, Inc., Class A .....      151,437
  9,100  Stride Rite Corporation ...............       77,350
  7,000  Wolverine World Wide, Inc. ............      130,270
                                                 ------------
                                                    1,036,393
                                                 ------------

         BANKS - 2.8%
  1,100  BancWest Corporation ..................       38,401
     90  BB&T Corporation ......................        3,310
  4,200  FNB Corporation .......................      108,654
  1,000  Independence Community
           Bank Corporation ....................       21,730
  1,800  Pacific Century Financial
           Corporation .........................       47,016
  9,300  South Financial Group, Inc. ...........      159,402
  7,300  Susquehanna Bancshares, Inc. ..........      149,285
    829  United Bankshares, Inc. ...............       23,129
 12,000  WesBanco, Inc. ........................      291,600
  5,372  Whitney Holding Corporation ...........      245,984
                                                 ------------
                                                    1,088,511
                                                 ------------

         BUSINESS MACHINES - 2.6%
  6,800  Arbitron, Inc. ........................      200,260
 29,700  IKON Office Solutions, Inc. ...........      222,750
 14,150  Tech Data Corporation* ................      578,735
                                                 ------------
                                                    1,001,745
                                                 ------------

         BUSINESS SERVICES - 5.7%
  5,100  ABM Industries, Inc. ..................      176,205
    700  Bowne & Company, Inc. .................        8,372


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
 18,700  Deluxe Corporation .................... $    613,734
  9,842  eFunds Corporation* ...................      170,070
  5,800  Harland (John H.) Company .............      134,850
  8,400  Kelly Services, Inc., Class A .........      209,412
 24,000  Modis Professional Services, Inc.* ....      149,040
 16,700  Spherion Corporation ..................      152,137
    500  Standard Register Company .............        9,425
    500  Sylvan Learning Systems, Inc.* ........       12,670
    199  Tyco International, Ltd. ..............       10,338
 18,900  United Rentals, Inc.* .................      439,425
  6,700  URS Corporation .......................      143,045
                                                 ------------
                                                    2,228,723
                                                 ------------

         CHEMICALS - 4.5%
  9,465  Albemarle Corporation .................      200,090
    400  Arch Chemicals, Inc. ..................        8,280
  1,400  Cabot Corporation .....................       56,518
  7,600  Ferro Corporation .....................      174,040
    200  Fuller (H. B.) Company ................       10,734
 10,544  Lubrizol Corporation ..................      379,373
    400  Lyondell Chemical Company .............        5,444
 12,800  Millennium Chemicals, Inc. ............      172,032
  3,100  NCH Corporation .......................      137,020
  9,436  Olin Corporation ......................      156,260
  4,602  OM Group, Inc. ........................      299,637
  4,800  Schulman (A.), Inc. ...................       66,192
  7,000  Wellman, Inc. .........................      105,000
                                                 ------------
                                                    1,770,620
                                                 ------------

         CONSTRUCTION - 4.2%
  1,000  Centex Corporation ....................       43,800
  4,000  Florida Rock Industries, Inc. .........      205,200
  7,700  Granite Construction, Inc. ............      186,725
 10,100  Hovnanian Enterprises, Inc.,
           Class A* ............................      143,420
  1,200  Lafarge Corporation ...................       44,088
 16,100  Quanta Services, Inc.* ................      289,639
  2,600  Ryland Group, Inc. ....................      139,880
  5,400  Standard Pacific Corporation ..........      126,738


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         CONSTRUCTION (CONTINUED)
  4,600  Texas Industries, Inc. ................ $    190,992
  7,700  Toll Brothers, Inc.* ..................      283,360
                                                 ------------
                                                    1,653,842
                                                 ------------

         CONSUMER DURABLES - 0.6%
    100  La-Z-Boy, Inc. ........................        1,760
    700  SLI, Inc. .............................        3,255
  3,200  Thomas Industries, Inc. ...............       83,680
  3,100  Toro Company ..........................      141,205
                                                 ------------
                                                      229,900
                                                 ------------

         CONTAINERS - 0.9%
  5,900  Ball Corporation ......................      310,635
  1,100  Bemis Company, Inc. ...................       48,136
                                                 ------------
                                                      358,771
                                                 ------------

         COSMETICS - 0.4%
  6,000  Church & Dwight Company, Inc. .........      163,440
                                                 ------------

         DOMESTIC OIL - 1.2%
 18,900  Pennzoil-Quaker State Company .........      232,092
  8,500  Tesoro Petroleum Corporation* .........      111,180
  1,183  Ultramar Diamond Shamrock
           Corporation .........................       61,090
  3,700  Vintage Petroleum, Inc. ...............       66,045
                                                 ------------
                                                      470,407
                                                 ------------

         DRUGS & MEDICINE - 1.6%
 10,100  Carter-Wallace, Inc. ..................      204,020
    700  Diagnostic Products Corporation .......       27,475
  9,000  Owens & Minor, Inc. ...................      182,700
 13,100  PacifiCare Health
           Systems, Inc.* ......................      192,570
                                                 ------------
                                                      606,765
                                                 ------------

         ELECTRONICS - 2.2%
  9,400  Pioneer-Standard Electronics, Inc. ....      112,894
 22,022  Sensormatic Electronics
           Corporation* ........................      515,755
 11,500  Standard Microsystems
           Corporation* ........................      150,650


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         ELECTRONICS (CONTINUED)
  3,900  Therma-Wave, Inc.* .................... $     64,467
                                                 ------------
                                                      843,766
                                                 ------------

         ENERGY & UTILITIES - 11.2%
  9,300  AGL Resources, Inc. ...................      198,090
 15,300  ALLETE ................................      400,248
    100  Black Hills Corporation ...............        3,175
  9,000  Cleco Corporation .....................      196,200
  6,400  Energen Corporation ...................      162,560
  1,368  Equitable Resources, Inc. .............       43,776
  6,500  Hawaiian Electric Industries, Inc. ....      257,920
  9,800  IDACORP, Inc. .........................      388,178
  4,500  Laclede Gas Company ...................      107,550
  7,600  Madison Gas & Electric Company ........      182,476
  3,800  New Jersey Resources
           Corporation .........................      171,000
  8,900  NICOR, Inc. ...........................      344,964
  5,992  Northwest Natural Gas Company .........      149,800
  4,400  NUI Corporation .......................       98,912
 13,700  ONEOK, Inc. ...........................      221,940
  7,508  Peoples Energy Corporation ............      295,064
  7,400  Public Service Company
           of New Mexico .......................      210,160
 12,900  UGI Corporation .......................      361,200
  3,600  UIL Holdings Corporation ..............      177,480
  9,000  WGL Holdings, Inc. ....................      243,090
  5,000  WPS Resources Corporation .............      167,000
                                                 ------------
                                                    4,380,783
                                                 ------------

         ENERGY - RAW MATERIALS - 0.6%
  6,400  Forest Oil Corporation* ...............      169,344
    593  Tidewater, Inc. .......................       18,448
  1,500  Valero Energy Corporation .............       62,250
                                                 ------------
                                                      250,042
                                                 ------------

         FOOD & AGRICULTURE - 8.3%
 19,600  Bob Evans Farms, Inc. .................      437,864
  7,291  Corn Products International, Inc. .....      240,603
  7,355  Dean Foods Company ....................      317,074



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         FOOD & AGRICULTURE (CONTINUED)
 12,300  Dole Food Company, Inc. ............... $    295,077
    100  Fleming Companies, Inc. ...............        2,960
    820  IBP, Inc. .............................       20,500
 22,600  IMC Global, Inc. ......................      266,906
  4,650  International Multifoods
           Corporation .........................       96,348
  7,000  Lance, Inc. ...........................       98,700
  5,900  Nash Finch Company ....................      207,680
  9,964  Sensient Technologies
           Corporation .........................      219,109
 11,200  Smithfield Foods, Inc.* ...............      495,600
  6,800  Smucker (J.M.) Company, Class A .......      190,264
  6,400  Suiza Foods Corporation* ..............      371,072
                                                 ------------
                                                    3,259,757
                                                 ------------

         INSURANCE - 4.1%
 11,300  AmerUs Group Company ..................      350,074
  7,700  Commerce Group, Inc. ..................      287,980
 24,210  Fidelity National Financial, Inc. .....      586,850
  5,400  Nationwide Financial
           Services, Inc., Class A .............      243,540
  5,400  Selective Insurance Group, Inc. .......      135,648
                                                 ------------
                                                    1,604,092
                                                 ------------

         MEDIA - 2.9%
  5,400  Banta Corporation .....................      161,946
  2,300  Belo (A.H.) Corporation, Class A ......       41,952
 17,400  Hollinger International, Inc. .........      227,070
  8,200  Lee Enterprises, Inc. .................      270,928
  5,000  Media General, Inc., Class A ..........      248,500
  6,300  Penton Media, Inc.* ...................       79,380
  2,100  Pulitzer, Inc. ........................      103,950
                                                 ------------
                                                    1,133,726
                                                 ------------

         MISCELLANEOUS FINANCE - 3.5%
  5,773  AMCORE Financial, Inc. ................      128,449
 14,300  Heller Financial, Inc., Class A .......      761,618
  5,700  Staten Island Bancorp, Inc. ...........      158,460
  7,300  TD Waterhouse Group, Inc.* ............       59,349
 10,936  Washington Federal, Inc. ..............      271,432
                                                 ------------
                                                    1,379,308
                                                 ------------

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MOTOR VEHICLES - 3.8%
 18,330  ArvinMeritor, Inc. .................... $    324,441
  5,863  BorgWarner, Inc. ......................      299,599
    400  Cummins Engine Company, Inc. ..........       15,100
  7,300  Fleetwood Enterprises, Inc. ...........      108,040
  4,800  Smith (A.O.) Corporation ..............       80,880
    311  SPX Corporation* ......................       36,154
  6,100  Superior Industries
           International, Inc. .................      233,935
  9,800  Tower Automotive, Inc.* ...............      125,636
  9,200  Winnebago Industries, Inc. ............      265,880
                                                 ------------
                                                    1,489,665
                                                 ------------

         NON-DURABLES & ENTERTAINMENT - 3.1%
    300  American Greetings Corporation,
           Class A .............................        3,966
 12,500  CBRL Group, Inc. ......................      263,250
  9,300  Russ Berrie & Company, Inc. ...........      264,120
 21,400  Stewart Enterprises, Inc., Class A ....      160,928
 22,100  Tupperware Corporation ................      522,223
                                                 ------------
                                                    1,214,487
                                                 ------------

         NON-FERROUS METALS - 1.2%
  8,700  Brush Engineered Materials, Inc. ......      127,890
  8,100  Century Aluminum Company ..............      135,918
    100  Commercial Metals Company .............        3,140
  1,600  Engelhard Corporation .................       41,808
  5,400  Reliance Steel & Aluminum
           Company .............................      145,800
                                                 ------------
                                                      454,556
                                                 ------------

         OPTICAL & PHOTO - 0.7%
 17,800  Ingram Micro, Inc., Class A* ..........      267,000
                                                 ------------

         PAPER & FOREST PRODUCTS - 1.4%
  1,100  Boise Cascade Corporation .............       40,370
  2,800  Chesapeake Corporation ................       77,560
  8,100  Glatfelter (P.H.) Company .............      129,114
  9,000  Longview Fibre Company ................      112,590
    400  Louisiana-Pacific Corporation .........        4,248
 13,400  Wausau-Mosinee Paper
           Corporation .........................      168,304
                                                 ------------
                                                      532,186
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         PRODUCER GOODS - 13.2%
  4,400  Applied Industrial
           Technologies, Inc. .................. $     78,848
  6,934  AptarGroup, Inc. ......................      248,168
  7,100  Baldor Electric Company ...............      153,786
  5,067  Briggs & Stratton Corporation .........      192,039
  4,850  CLARCOR, Inc. .........................      129,786
  9,400  Federal Signal Corporation ............      194,392
 21,500  Foster Wheeler Ltd. ...................      144,050
  8,326  Harsco Corporation ....................      294,740
 14,200  Hubbell, Inc., Class B ................      413,646
    200  IDEX Corporation ......................        7,160
 11,000  JLG Industries, Inc. ..................      130,020
      1  Juno Lighting, Inc.* ..................           11
  6,000  Kennametal, Inc. ......................      234,000
 10,600  Lincoln Electric Holdings, Inc. .......      238,500
  9,100  Merix Corporation* ....................      175,266
  7,600  Milacron, Inc. ........................      136,800
  1,600  NACCO Industries, Inc., Class A .......      102,896
  6,800  Nordson Corporation ...................      177,072
    200  Pentair, Inc. .........................        7,500
  4,500  Regal-Beloit Corporation ..............       96,525
 12,600  Snap-on, Inc. .........................      320,796
  9,800  Steelcase, Inc. .......................      134,260
  5,500  Stewart & Stevenson Services, Inc .....      151,030
  4,300  Tecumseh Products Company,
           Class A .............................      210,614
  8,400  Teleflex, Inc. ........................      413,280
    200  Tennant Company .......................        7,660
  6,200  Terex Corporation* ....................      137,392
 12,029  Timken Company ........................      180,435
  1,698  U.S. Industries, Inc. .................        6,300
  2,100  Woodward Governor Company .............      151,095
  7,700  York International Corporation ........      292,600
                                                 ------------
                                                    5,160,667
                                                 ------------

         RAILROAD & SHIPPING - 2.6%
  6,300  Alexander & Baldwin, Inc. .............      165,375
 15,800  GATX Corporation ......................      620,308



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         RAILROAD & SHIPPING (CONTINUED)
 18,800  Kansas City Southern
           Industries, Inc.* ................... $    244,400
                                                 ------------
                                                    1,030,083
                                                 ------------

         RETAIL - 1.8%
  5,400  Cato Corporation, Class A .............       94,608
 21,100  Dillard's, Inc., Class A ..............      377,690
  9,300  Longs Drug Stores, Inc. ...............      240,684
    100  Zale Corporation* .....................        3,310
                                                 ------------
                                                      716,292
                                                 ------------

         STEEL - 2.0%
 17,200  AK Steel Holding Corporation ..........      223,944
 16,100  Allegheny Technologies, Inc. ..........      297,850
  9,300  Carpenter Technology
           Corporation .........................      269,514
                                                 ------------
                                                      791,308
                                                 ------------

         TIRES & RUBBER - 0.7%
    400  Bandag, Inc. ..........................       11,852
    200  Carlisle Companies, Inc. ..............        7,070
 15,600  Cooper Tire & Rubber Company ..........      260,052
                                                 ------------
                                                      278,974
                                                 ------------

         TOBACCO - 0.8%
  7,100  Universal Corporation .................      301,253
                                                 ------------

         TRAVEL & RECREATION - 1.0%
    400  Brunswick Corporation .................        8,716
 15,400  Callaway Golf Company .................      279,048
  9,800  Prime Hospitality Corporation* ........      112,504
                                                 ------------
                                                      400,268
                                                 ------------

         TRUCKING & FREIGHT - 2.9%
  7,400  Arnold Industries, Inc. ...............      158,656
  9,900  CNF Transportation, Inc. ..............      297,297
  4,500  Roadway Express, Inc. .................      129,285
  6,000  USFreightways Corporation .............      218,400


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                   AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         TRUCKING & FREIGHT (CONTINUED)
  8,000  Werner Enterprises, Inc. .............. $    179,200
  5,800  Yellow Corporation* ...................      154,338
                                                 ------------
                                                    1,137,176
                                                 ------------
         TOTAL COMMON STOCKS
           (Cost $33,371,526) ..................   37,754,533
                                                 ------------
RIGHTS - 0.0%***
  1,300  Bank United Corporation,
           Contingent Payment Rights* ..........          403
                                                 ------------
         TOTAL RIGHTS
           (Cost $442) .........................          403
                                                 ------------

TOTAL INVESTMENTS
   (Cost $33,371,968**) ...........  96.5%         37,754,936
OTHER ASSETS AND LIABILITIES
   (Net) ..........................   3.5%          1,377,945
                                    -----        ------------
NET ASSETS ........................ 100.0%       $ 39,132,881
                                    =====        ============
-----------------------
*   Non-income producing security.
** Aggregate cost for Federal tax purposes is $34,371,777. *** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS                                 AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

COMMON STOCKS - 100.1%

         AEROSPACE - 1.2%
  7,700  Boeing Company ........................ $    394,240
  1,800  General Dynamics Corporation ..........      142,128
  1,148  Goodrich (B.F.) Company ...............       36,793
    120  HEICO Corporation, Class A ............        1,932
    600  Kaman Corporation, Class A ............        7,938
    300  L-3 Communications
           Holdings, Inc.* .....................       20,130
  4,000  Lockheed Martin Corporation ...........      159,440
    700  Northrop Grumman Corporation ..........       57,400
  3,000  Raytheon Company ......................       78,870
  1,700  Rockwell Collins ......................       34,544
  1,700  Rockwell International
           Corporation .........................       27,285
  1,200  Textron, Inc. .........................       62,868
    100  Trimble Navigation, Ltd.* .............        1,650
  1,300  TRW, Inc. .............................       45,760
  4,167  United Technologies Corporation .......      285,023
    200  Veeco Instruments, Inc.* ..............        5,848
                                                 ------------
                                                    1,361,849
                                                 ------------

         AIR TRANSPORTATION - 0.5%
    400  Airborne, Inc. ........................        5,424
    500  Alaska Air Group, Inc.* ...............       16,320
    600  America West Holdings
           Corporation* ........................        5,706
  1,400  AMR Corporation .......................       44,786
    600  Atlantic Coast Airlines
           Holdings, Inc.* .....................       15,180
    400  Atlas Air, Inc.* ......................        5,536
    400  Continental Airlines, Inc., Class B* ..       17,448
  1,000  Delta Air Lines, Inc. .................       38,600
    700  EGL, Inc.* ............................        9,212
  2,632  FedEx Corporation* ....................      110,807
    450  Frontier Airlines, Inc.* ..............        5,616
    900  Galileo International, Inc. ...........       27,990
    900  Goody's Family Clothing, Inc. .........        4,320
    200  Mesaba Holdings, Inc.* ................        1,820
    100  Midway Airlines Corporation*(DAGGER) ..          252
    800  Midwest Express Holdings, Inc.* .......       14,744



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         AIR TRANSPORTATION (CONTINUED)
    700  Northwest Airlines Corporation* ....... $     14,756
  1,150  Sabre Holdings Corporation* ...........       48,507
    500  SkyWest, Inc. .........................       15,920
  7,050  Southwest Airlines Company ............      126,125
    300  UAL Corporation .......................        9,804
    400  US Airways Group, Inc.* ...............        5,080
                                                 ------------
                                                      543,953
                                                 ------------

         APPAREL - 0.4%
    200  Barry (R.G.) Corporation ..............          950
    100  Bluefly, Inc.* ........................           90
    400  Chico's FAS, Inc.* ....................       15,120
    400  Children's Place Retail Stores, Inc.* .       10,400
    600  Coach, Inc.* ..........................       21,780
    600  Columbia Sportswear Company* ..........       19,596
    200  Cutter & Buck Inc.* ...................        1,028
    400  Dress Barn, Inc.* .....................        9,276
    100  Escalade, Inc. ........................        2,900
    200  Footstar, Inc.* .......................        7,822
    100  Garan, Inc. ...........................        3,719
     27  Global Sports, Inc.* ..................          459
  1,278  Jones Apparel Group* ..................       40,768
    300  Just for Feet, Inc.* ..................            1
    200  K-Swiss, Inc., Class A ................        6,816
    400  Kenneth Cole Productions, Inc.* .......        7,468
    400  Liz Claiborne, Inc. ...................       20,980
    100  Maxwell Shoe Company, Inc.* ...........        1,595
  2,300  Nike, Inc., Class B ...................      115,000
    300  OshKosh B'Gosh, Inc., Class A .........        9,291
    550  Pacific Sunwear of California, Inc.* ..        9,047
    100  Perry Ellis International, Inc.* ......          829
    800  Polo Ralph Lauren Corporation* ........       18,976
    800  Polymer Group, Inc. ...................        1,544
    700  Reebok International, Ltd.* ...........       18,823
    400  Russell Corporation ...................        6,840
    200  Shoe Carnival, Inc.* ..................        2,620
    400  Springs Industries, Inc., Class A* ....       18,356
    100  Superior Uniform Group, Inc. ..........          955


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         APPAREL (CONTINUED)
    500  Talbots, Inc. ......................... $     18,560
    100  Tarrant Apparel Group* ................          559
    386  The Men's Wearhouse, Inc.* ............        9,804
    300  Timberland Company, Class A* ..........       10,098
    900  V.F. Corporation ......................       31,113
    100  Vulcan International Corporation ......        3,960
    600  Warnaco Group, Inc. ...................           81
  1,300  WestPoint Stevens, Inc. ...............        3,003
    150  Wet Seal, Inc., Class A* ..............        2,999
    100  Weyco Group, Inc. .....................        2,358
    100  Wolverine World Wide, Inc. ............        1,861
                                                 ------------
                                                      457,445
                                                 ------------

         BANKS - 6.8%
    480  ABC Bancorp ...........................        6,432
    100  Admiralty Bancorp, Inc., Class B* .....        1,846
    100  Allegiant Bancorp, Inc. ...............        1,274
  3,033  AmSouth Bancorporation ................       57,688
     50  Arrow Financial Corporation ...........        1,337
    440  Associated Banc-Corp ..................       14,920
    100  BancFirst Corporation .................        3,950
    400  BancorpSouth, Inc. ....................        6,484
    464  BancWest Corporation ..................       16,198
 14,100  Bank of America Corporation ...........      867,150
    100  Bank of Granite Corporation ...........        2,163
    112  Bank of Kentucky Financial
           Corporation .........................        2,240
  6,600  Bank of New York Company, Inc. ........      262,020
 10,300  Bank One Corporation ..................      357,307
  1,647  Banknorth Group, Inc. .................       36,234
  3,817  BB&T Corporation ......................      140,389
    100  BNCCORP, Inc. .........................          821
    300  Brookline Bancorp, Inc. ...............        4,530
    394  BSB Bancorp, Inc. .....................        8,822
      5  California Independent Bancorp ........          121
  1,000  Capitol Federal Financial .............       19,550
    408  Cascade Bancorp .......................        6,279
    161  Central Coast Bancorp* ................        3,339
    100  CFS Bancorp, Inc. .....................        1,380
    200  Chittenden Corporation ................        6,640

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BANKS (CONTINUED)
    500  Citizens Banking Corporation .......... $     15,225
    100  Citizens Financial Corporation,
           Class A* ............................          892
    314  City National Corporation .............       14,614
    341  Civic BanCorp* ........................        5,209
    800  Colonial BancGroup, Inc. ..............       10,800
    709  Columbia Banking System, Inc.* ........        9,820
  1,548  Comerica, Inc. ........................       92,493
    100  Comm Bancorp, Inc. ....................        2,887
    200  Commerce Bancorp, Inc. ................       13,510
    430  Commerce Bancshares, Inc. .............       17,368
    110  Community Bancorp, Inc.* ..............          821
    400  Community Bank System, Inc. ...........       11,180
    115  Community Banks, Inc. .................        2,806
    600  Community Financial Group, Inc. .......        8,586
    100  Community First Banking
           Company .............................        3,540
    500  Community First Bankshares, Inc. ......       12,175
  1,500  Compass Bancshares, Inc. ..............       39,975
    100  Corus Bankshares, Inc. ................        4,951
    100  Crazy Woman Creek
           Bancorp, Inc. .......................        1,425
    300  Cullen/Frost Bankers, Inc. ............       10,725
    400  Doral Financial Corporation ...........       13,184
    100  Eagle Bancshares, Inc. ................        1,395
    100  EFC Bancorp, Inc. .....................        1,226
    200  FFLC Bancorp, Inc. ....................        4,070
    110  Fidelity Bancorp, Inc. ................        1,793
  5,074  Fifth Third Bancorp ...................      295,814
    400  First BanCorp .........................       11,140
    100  First Busey Corporation ...............        2,000
    500  First Charter Corporation .............        8,615
    105  First Colonial Group, Inc. ............        2,047
    800  First Commonwealth Financial
           Corporation .........................       10,240
    375  First Financial Bankshares, Inc. ......       11,872
    100  First Mariner Bancorp, Inc.* ..........          973
    350  First Midwest Bancorp, Inc. ...........       11,739
  1,100  First Midwest Financial, Inc. .........       14,680
    310  First Mutual Bancshares, Inc. .........        4,414

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         BANKS (CONTINUED)
  1,200  First Tennessee National
           Corporation ......................... $     38,652
  8,948  First Union Corporation ...............      307,990
    300  First Virginia Banks, Inc. ............       13,785
    300  Firstfed America Bancorp, Inc. ........        5,373
    300  FirstFed Financial Corporation ........        8,700
    500  FirstMerit Corporation ................       12,090
  9,531  FleetBoston Financial Corporation .....      351,027
    869  FNB Corporation .......................       13,035
    100  FNB Financial Services
           Corporation .........................        1,450
    300  Franklin Bank N.A. ....................        4,740
    500  Frontier Financial Corporation ........       13,745
    573  Fulton Financial Corporation ..........       12,383
    600  GA Financial, Inc. ....................        9,660
    115  German American Bancorp ...............        2,174
    400  Great Southern Bancorp, Inc. ..........       11,280
    400  Greater Bay Bancorp ...................       10,616
    100  Habersham Bancorp .....................        1,500
    600  Harbor Florida Bancshares, Inc. .......       10,320
    133  Harleysville Savings Financial
           Corporation .........................        2,361
    165  Heritage Commerce Corporation* ........        1,365
  1,100  Hibernia Corporation, Class A .........       19,019
    200  Home Financial Bancorp ................          850
    115  Horizon Financial Corporation .........        1,409
    700  Hudson City Bancorp, Inc. .............       15,918
    500  Hudson United Bancorp .................       13,475
  1,885  Huntington Bancshares, Inc. ...........       34,269
    500  Independence Community
           Bank Corporation ....................       10,865
    100  Independent Bank Corporation ..........        1,788
    200  Internet Capital Group, Inc.* .........          152
 17,390  J. P. Morgan Chase & Company ..........      685,166
    100  Kentucky First Bancorp, Inc. ..........        1,288
  3,600  KeyCorp ...............................       90,360
    100  Laurel Capital Group, Inc. ............        1,706
    100  Ledger Capital Corporation ............        1,947
    100  LSB Bancshares, Inc. ..................        1,350
    900  M&T Bank Corporation ..................       65,385



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BANKS (CONTINUED)
    300  Main Street Bancorp, Inc. ............. $      4,464
    800  Marshall & Ilsley Corporation .........       44,496
    100  Mayflower Cooperative Bank ............        1,324
  4,400  Mellon Financial Corporation ..........      155,100
    500  Mercantile Bankshares
           Corporation .........................       20,375
    500  Merchants Bancshares, Inc. ............       16,050
    100  Midwest Banc Holdings, Inc. ...........        2,007
  5,400  National City Corporation .............      166,698
  1,935  National Commerce Financial
           Corporation .........................       49,072
    100  National Penn Bancshares, Inc. ........        2,275
    200  Net.B@nk, Inc.* .......................        1,640
    656  New York Community
           Bancorp, Inc. .......................       24,357
    100  North Bancshares, Inc. ................        1,363
  1,500  North Fork Bancorporation, Inc. .......       44,700
    280  North Valley Bancorp ..................        3,934
    100  Northeast Bancorp .....................        1,270
  1,300  Northern States Financial
           Corporation .........................       27,170
  1,900  Northern Trust Corporation ............      107,730
    100  Norwood Financial Corporation .........        2,600
    115  NSD Bancorp, Inc. .....................        2,231
    428  Old National Bancorp ..................       10,661
    100  Oriental Financial Group, Inc. ........        1,950
    500  Pacific Century Financial
           Corporation .........................       13,060
    100  Pacific Crest Capital, Inc. ...........        2,022
    200  Park National Corporation .............       18,600
    500  People's Bank-Bridgeport ..............       12,445
  2,500  PNC Financial Services Group ..........      166,475
  1,000  Popular, Inc. .........................       32,250
    656  Provident Bankshares Corporation ......       13,691
    500  Provident Financial Group, Inc. .......       15,425
  2,000  Regions Financial Corporation .........       58,800
    484  Republic Bancorp, Inc. ................        6,849
    600  Republic Bancorp, Inc., Class A .......        8,436
    500  S&T Bancorp, Inc. .....................       11,915
    100  S.Y. Bancorp, Inc. ....................        3,360


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         BANKS (CONTINUED)
    500  S1 Corporation* .......................  $     5,785
    100  Simmons First National
           Corporation, Class A ................        3,330
    644  Sky Financial Group, Inc. .............       12,880
  1,200  Southern Missouri Bancorp, Inc. .......       18,660
  3,000  SouthTrust Corporation ................       73,080
    400  Southwest Bancorporation
           of Texas, Inc.* .....................       12,816
    700  State Bancorp, Inc. ...................       11,270
  3,000  State Street Corporation ..............      145,680
    115  Sterling Bancorp ......................        3,444
    100  Sterling Bancshares, Inc. .............        2,201
    100  Success Bancshares, Inc.* .............        1,882
    100  Suffolk Bancorp .......................        4,705
  2,500  SunTrust Banks, Inc. ..................      170,750
    600  Susquehanna Bancshares, Inc. ..........       12,270
  2,475  Synovus Financial Corporation .........       76,230
    700  TCF Financial Corporation .............       31,780
    100  Tompkins Trustco, Inc. ................        3,770
    920  TrustCo Bank Corporation NY ...........       12,604
    600  Trustmark Corporation .................       13,440
 16,509  U.S. Bancorp ..........................      400,178
    100  U.S.B. Holding Company, Inc. ..........        1,470
    200  UCBH Holdings, Inc. ...................        5,462
    100  UMB Financial Corporation .............        4,167
    100  Union Bankshares Ltd.* ................        1,249
    100  Union Community Bancorp ...............        1,470
     98  Union Financial Bancshares, Inc. ......        1,014
  1,200  Union Planters Corporation ............       53,400
  1,200  UnionBanCal Corporation ...............       44,520
    800  United Bankshares, Inc. ...............       22,320
    300  United Financial Corporation ..........        5,595
    424  United National Bancorp ...............        9,858
    100  United Tennessee Bankshares, Inc. .....          886
    759  Valley National Bancorp ...............       21,677
  1,800  Wachovia Corporation ..................      125,370
 15,090  Wells Fargo & Company .................      694,291
    500  WesBanco, Inc. ........................       12,150
    300  Westamerica Bancorporation ............       11,724
    200  Whitney Holding Corporation ...........        9,158



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         Banks (continued)
    200  Wilmington Trust Corporation .......... $     12,194
    100  Yonkers Financial Corporation .........        2,326
    900  Zions Bancorporation ..................       51,534
                                                 ------------
                                                    7,443,896
                                                 ------------

         BUSINESS MACHINES - 8.0%
  2,900  3Com Corporation* .....................       11,919
    300  3D Systems Corporation* ...............        4,500
    500  Activision, Inc.* .....................       18,525
    700  Adaptec, Inc.* ........................        7,315
  2,100  Adobe Systems, Inc. ...................       70,581
  3,000  Apple Computer, Inc. ..................       55,650
    240  Arbitron, Inc.* .......................        7,068
    300  Artesyn Technologies, Inc.* ...........        2,715
  1,800  Ascential Software Corporation* .......        8,496
    400  Autodesk, Inc. ........................       15,336
    300  Avici Systems, Inc.* ..................          990
    400  Avocent Corporation* ..................        8,204
    300  Black Box Corporation* ................       14,043
  2,467  BMC Software, Inc.* ...................       39,472
    100  California First National Bancorp .....        1,235
    500  Charles & Covard Ltd.* ................          583
 64,383  Cisco Systems, Inc.* ..................    1,051,374
    200  Cognitronics Corporation* .............        1,010
  1,000  Comdisco, Inc. ........................          910
 14,500  Compaq Computer Corporation ...........      179,075
    900  Computer Horizons Corporation* ........        3,168
  3,900  Compuware Corporation* ................       47,619
  1,531  Comverse Technology, Inc.* ............       38,489
    600  Concurrent Computer
           Corporation* ........................        6,600
    200  Convera Corporation* ..................          730
  1,300  Cosine Communications, Inc.* ..........        1,235
    200  Crossroads Systems, Inc.* .............          540
 22,800  Dell Computer Corporation* ............      487,464
    500  Diebold, Inc. .........................       18,875
    600  Digital Lightwave, Inc.* ..............        8,850
 19,600  EMC Corporation* ......................      303,016
  1,700  Enterasys Networks, Inc.* .............       17,255


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         BUSINESS MACHINES (CONTINUED)
    200  Evans & Sutherland Computer
           Corporation* ........................  $     1,610
    200  Extended Systems, Inc.* ...............          820
    900  Foundry Networks, Inc.* ...............        9,855
  3,200  Gateway, Inc.* ........................       28,704
  1,000  Handspring, Inc.* .....................        2,900
 17,197  Hewlett-Packard Company ...............      399,142
    900  Hypercom Corporation* .................        4,680
    900  IKON Office Solutions, Inc. ...........        6,750
  1,100  Integrated Device
           Technology, Inc.* ...................       34,199
    900  Interland, Inc.* ......................        1,413
 15,300  International Business Machines
           Corporation .........................    1,530,000
  2,800  Juniper Networks, Inc.* ...............       39,200
    100  Latitude Communications, Inc.* ........          137
  1,200  Lexmark International Group,
           Inc., Class A* ......................       62,460
    500  LTX Corporation* ......................        8,955
  2,280  Maxtor Corporation* ...................       13,748
    100  MicroAge, Inc.* .......................            1
    975  Microchip Technology, Inc.* ...........       34,798
    600  Micromuse, Inc.* ......................        7,104
    100  MICROS Systems, Inc.* .................        2,840
 46,975  Microsoft Corporation* ................    2,679,924
    400  MIPS Technologies, Inc., Class A* .....        3,676
    800  NCR Corporation* ......................       30,280
    350  Netegrity, Inc.* ......................        6,195
  3,300  Network Appliance, Inc.* ..............       42,768
  2,634  Novell, Inc.* .........................       11,985
  1,160  Novellus Systems, Inc.* ...............       51,400
    430  Obie Media Corporation* ...............        2,268
    100  Optio Software, Inc.* .................           56
 49,200  Oracle Systems Corporation* ...........      600,732
  4,311  Palm, Inc.* ...........................       15,433
  2,300  Pitney Bowes, Inc. ....................      100,027
    300  Procom Technology, Inc.* ..............        2,760
  1,300  Quantum Corporation -
           DLT & Storage Systems* ..............       11,401




                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS MACHINES (CONTINUED)
  1,100  Rainbow Technologies, Inc.* ........... $      5,005
    300  Rimage Corporation* ...................        2,145
  1,100  SanDisk Corporation* ..................       22,561
    100  ScanSource, Inc* ......................        5,513
    400  SCM Microsystems, Inc.* ...............        2,888
  1,600  Silicon Graphics, Inc.* ...............          704
    500  Sorrento Networks Corporation* ........        2,140
    100  SSP Solutions, Inc.* ..................          349
    900  Storage Technology Corporation* .......       12,870
    200  StorageNetworks, Inc.* ................        1,110
 28,600  Sun Microsystems, Inc.* ...............      327,470
    600  SVI Solutions, Inc.* ..................          624
  1,000  Sybase, Inc.* .........................       13,770
    300  Tech Data Corporation* ................       12,270
    800  Titan Corporation* ....................       14,840
  2,000  Total System Services, Inc. ...........       50,040
    400  TransAct Technologies, Inc. ...........        2,500
    100  UniComp, Inc.* ........................           14
  2,800  Unisys Corporation* ...................       33,096
    200  Visual Networks, Inc.* ................          658
  1,000  Vitria Technology, Inc.* ..............        2,760
  5,600  Xerox Corporation .....................       51,520
                                                 ------------
                                                    8,745,910
                                                 ------------

         BUSINESS SERVICES - 5.2%
    260  24/7 Media, Inc.* .....................           44
    700  A.D.A.M., Inc.* .......................        1,715
    300  ABM Industries, Inc. ..................       10,365
    200  Accrue Software, Inc.* ................           50
    300  Actuate Corporation* ..................        2,070
    400  Adept Technology, Inc.* ...............        2,420
    300  Advent Software, Inc.* ................       15,933
    400  Aether Systems, Inc.* .................        3,540
    400  Affiliated Computer Services, Inc.,
           Class A* ............................       32,708
    400  Affymetrix, Inc.* .....................        8,680
    300  AGENCY.COM, Inc.* .....................          990
  1,100  Agile Software Corporation* ...........       11,000
    959  Akamai Technologies, Inc.* ............        4,037
  1,500  Alcide Corporation* ...................       46,125

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         BUSINESS SERVICES (CONTINUED)
  1,700  Allied Waste Industries, Inc.* ........ $     30,821
    200  American Locker Group, Inc. ...........        2,050
    600  American Management
           Systems, Inc.* ......................       10,596
    500  American Superconductor
           Corporation* ........................        6,500
    400  Angelica Corporation ..................        4,400
    400  AnswerThink Consulting
           Group, Inc.* ........................        3,636
    300  ANSYS, Inc.* ..........................        5,640
    850  Apollo Group, Inc., Class A* ..........       33,464
    200  Appiant Technologies, Inc.* ...........          370
    200  AppliedTheory Corporation* ............           62
    100  Apropos Technology, Inc.* .............          170
    100  Aptimus, Inc.* ........................           46
    200  Ardent Communications, Inc.* ..........           50
    100  Argonaut Technologies, Inc.* ..........          425
  2,000  Ariba, Inc.* ..........................        4,560
    600  Art Technology Group, Inc.* ...........          894
    100  Ascendant Solutions, Inc.* ............           24
    700  Ashton Technology Group, Inc.* ........          343
    600  Ask Jeeves, Inc.* .....................          582
    200  Aspen Technology, Inc.* ...............        3,294
  2,692  At Home Corporation, Series A* ........        1,131
    200  Audible, Inc.* ........................           92
  5,500  Automatic Data Processing, Inc. .......      284,680
  2,500  AutoNation, Inc.* .....................       26,900
    800  Avant! Corporation* ...................        4,720
    300  BARRA, Inc.* ..........................       14,610
  3,400  BEA Systems, Inc.* ....................       54,978
    600  BindView Development
           Corporation* ........................          810
    400  BISYS Group, Inc.* ....................       23,160
    700  Blue Martini Software, Inc.* ..........          700
    700  Bowne & Company, Inc. .................        8,372
  2,200  BroadVision, Inc.* ....................        2,838
  1,900  Brocade Communications
           Systems, Inc.* ......................       45,695
    300  Brooktrout, Inc.* .....................        1,476
    200  BSQUARE Corporation* ..................          850
    400  CacheFlow, Inc.* ......................        1,036


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         BUSINESS SERVICES (CONTINUED)
    100  Calico Commerce, Inc.* ................ $          6
     68  CareCentric, Inc.* ....................          129
    200  Career Education Corporation* .........       11,552
    700  Carreker Corporation* .................        5,845
    500  Casella Waste Systems, Inc.,
           Class A* ............................        5,820
    200  Cash Technologies, Inc.* ..............          250
    300  Catalina Marketing Corporation* .......        9,849
    500  Catalyst International, Inc.* .........        1,325
    300  Catapult Communications
           Corporation* ........................        5,445
    600  CDW Computer Centers, Inc.* ...........       24,480
    600  Cell Genesys, Inc.* ...................       11,430
  7,500  Cendant Corporation* ..................      143,025
    400  CenterSpan Communications
           Corporation* ........................        4,000
    200  Centra Software, Inc.* ................        1,970
  1,200  Ceridian Corporation* .................       23,340
    600  Cerner Corporation* ...................       29,094
    550  Certegy, Inc.* ........................       18,898
    400  Charles River Associates, Inc.* .......        6,400
    300  Cheap Tickets, Inc.* ..................        4,920
    500  Checkfree Holdings Corporation* .......       10,955
    515  ChoicePoint, Inc.* ....................       20,574
    300  Chordiant Software, Inc.* .............          852
  1,300  Ciber, Inc.* ..........................        8,515
  1,382  Cintas Corporation ....................       64,346
  1,700  Citrix Systems, Inc.* .................       56,015
    500  Clarent Corporation* ..................        2,685
    300  Click Commerce, Inc.* .................        1,815
    300  Closure Medical Corporation* ..........        6,270
    700  Coinstar, Inc.* .......................       16,450
    500  Com21, Inc.* ..........................          500
    150  Comarco, Inc.* ........................        2,202
  1,560  Commerce One, Inc.* ...................        5,086
  4,981  Computer Associates
           International, Inc. .................      154,660
  1,300  Computer Sciences Corporation* ........       48,880
    600  Computer Task Group, Inc. .............        1,614
  2,100  Concord EFS, Inc.* ....................      110,187

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         BUSINESS SERVICES (CONTINUED)
    400  Concur Technologies, Inc.* ............ $        464
  1,300  Convergys Corporation* ................       36,491
    300  Corillian Corporation* ................          756
    400  Corinthian Colleges, Inc.* ............       15,740
    300  Cornell Corrections, Inc.* ............        4,680
    400  Corporate Executive Board
           Company* ............................       13,900
    500  CoStar Group, Inc.* ...................       12,505
    200  Cotelligent, Inc.* ....................           62
    600  Covansys Corporation* .................        7,710
    400  Credence Systems Corporation* .........        6,752
    547  Critical Path, Inc.* ..................          175
    700  Crosswalk.com, Inc.* ..................          686
    200  CrossWorlds Software, Inc.* ...........          513
    400  CSG Systems International, Inc.* ......       18,360
    800  CuraGen Corporation* ..................       16,312
    200  CyberCash, Inc.* ......................           16
    200  CyberSource Corporation* ..............          238
    200  Cylink Corporation* ...................           94
    200  Datalink Corporation* .................        1,458
    100  Deltathree.com, Inc.* .................           36
    600  Deluxe Corporation ....................       19,692
    400  DeVRY, Inc.* ..........................       13,132
    100  Dice, Inc.* ...........................          155
    300  Digex, Inc.* ..........................        1,788
    200  Digital Impact, Inc.* .................          252
    357  Digital Insight Corporation* ..........        6,094
    200  Digital River, Inc.* ..................          940
    400  DigitalThink, Inc.* ...................        4,880
    500  Digitas, Inc.* ........................        2,120
    300  Docent, Inc.* .........................        1,485
    400  Documentum, Inc.* .....................        5,880
  1,138  DoubleClick, Inc.* ....................        9,138
     50  DSET Corporation* .....................           77
  1,200  DST Systems, Inc.* ....................       57,420
    550  Dun & Bradstreet Corporation* .........       18,348
    700  E.piphany, Inc.* ......................        4,508
  1,171  EarthLink, Inc.* ......................       15,820
  2,400  eBay, Inc.* ...........................      134,952
    100  eBenX, Inc.* ..........................          419
    700  Echelon Corporation* ..................       11,508



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         BUSINESS SERVICES (CONTINUED)
    400  Eclipsys Corporation* ................. $     10,300
  1,100  Ecolab, Inc. ..........................       44,088
    200  eCollege.com, Inc.* ...................          840
    500  Edison Schools, Inc.* .................        9,200
    200  Education Management
           Corporation* ........................        7,614
    430  eFunds Corporation* ...................        7,430
    200  eGain Communications ..................          332
  4,100  Electronic Data Systems
           Corporation .........................      241,818
    200  Embarcadero Technologies, Inc.* .......        2,648
    300  eMerge Interactive, Inc., Class A* ....          549
  1,100  Engage Technologies, Inc.* ............          242
    500  Entrust Technologies, Inc.* ...........        2,175
    100  Envision Development
           Corporation*(DAGGER) ................            5
    200  ePresence, Inc.* ......................          676
    200  Eprise Corporation* ...................          138
  1,100  Equifax, Inc. .........................       28,633
    100  eSoft, Inc.* ..........................          100
    300  Evolve Sotfware, Inc.* ................          204
    400  Exelixis, Inc.* .......................        6,712
    200  Extensity, Inc.* ......................        1,008
    800  Exult, Inc.* ..........................       11,200
    200  F5 Networks, Inc.* ....................        3,164
    400  FactSet Research Systems, Inc. ........       10,140
    300  Factual Data Corporation* .............        3,210
    300  FileNET Corporation* ..................        3,897
    200  FirePond, Inc.* .......................          142
  3,400  First Data Corporation ................      223,890
  1,000  Fiserv, Inc.* .........................       54,170
    400  Forrester Research, Inc.* .............        7,904
    300  FreeMarkets, Inc.* ....................        4,338
    600  Frontline Communications
           Corporation* ........................          108
    200  G & K Services, Inc., Class A .........        5,590
  1,198  Gartner Group, Inc., Class B* .........       11,680
    700  Genencor International, Inc.* .........        8,540
    200  GenesisIntermedia, Inc.* ..............        3,434
    300  Gentiva Health Services, Inc.* ........        5,865
    400  Global Payments, Inc.* ................       14,220



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         BUSINESS SERVICES (CONTINUED)
    600  GoTo.com, Inc.* ....................... $     11,850
    300  GP Strategies Corporation* ............        1,260
    100  GRIC Communications, Inc.* ............           92
    500  GTECH Holdings Corporation* ...........       16,490
  1,400  H & R Block, Inc. .....................       54,474
    550  HA-LO Industries, Inc.* ...............           19
    200  Harris Interactive, Inc.* .............          480
    100  HeadHunter.NET, Inc.* .................          920
    200  HearMe, Inc.*(DAGGER) .................           14
    600  Henry (Jack) & Associates .............       15,360
    400  High Speed Access Corporation* ........          128
    700  HNC Software, Inc.* ...................       14,777
    100  Homeseekers.com, Inc.* ................           46
    100  Hotel Reservations Network, Inc.,
           Class A* ............................        4,160
    400  HotJobs.com, Ltd.* ....................        3,832
    300  Hunt Corporation ......................        2,280
    300  I-many, Inc.* .........................        1,635
  3,540  i2 Technologies, Inc.* ................       23,576
    600  iBasis, Inc.* .........................          660
    200  IBS Interactive, Inc.* ................          100
    500  ICOS Corporation* .....................       29,150
    200  IDT Corporation* ......................        2,430
    200  IDX Systems Corporation* ..............        3,030
    600  iGATE Capital Corporation* ............        2,010
    200  iManage, Inc.* ........................        1,000
    300  Immune Response Corporation* ..........          603
  2,500  IMS Health, Inc. ......................       66,550
    600  InFocus Corporation* ..................       10,968
    100  Infonautics, Inc., Class A* ...........           70
  1,700  Infonet Services Corporation,
           Class B* ............................        4,760
    800  Informatica Corporation* ..............        6,128
    200  Information Architects
           Corporation* ........................          222
    100  Inforte Corporation* ..................        1,100
  2,100  InfoSpace.com, Inc.* ..................        2,604
  1,000  Inktomi Corporation* ..................        3,960
    800  Innodata Corporation* .................        1,960
    600  Inrange Technologies
           Corporation - Class B* ..............        5,040



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    900  INSpire Insurance Solutions, Inc.* .... $        459
    200  INT Media Group, Inc.* ................          560
    300  Interactive Intelligence, Inc.* .......        1,860
    100  InterCept Group, Inc.* ................        3,920
    100  Interleukin Genetics, Inc.* ...........          210
    300  Interliant, Inc.* .....................          114
  1,100  Internap Network Services
           Corporation* ........................        1,100
     44  Internet Pictures Corporation* ........           84
    300  Internet Security Systems, Inc.* ......        4,689
  3,242  Interpublic Group of
           Companies, Inc. .....................       87,793
  1,300  Intertrust Technologies
           Corporation* ........................        1,716
    900  Interwoven, Inc.* .....................        7,335
  1,800  Intuit, Inc.* .........................       68,004
    400  Invitrogen Corporation* ...............       27,212
    400  Iron Mountain, Inc.* ..................       17,060
    900  IT Group, Inc.* .......................        4,815
    396  iVillage, Inc.* .......................          400
  1,400  J.D. Edwards & Company* ...............       12,180
    300  Jacobs Engineering Group, Inc.* .......       17,586
    300  Juno Online Services, Inc.* ...........          270
  1,186  Kana Communications, Inc.* ............        1,008
    700  Keane, Inc.* ..........................       11,795
    100  Keith Companies, Inc.* ................        1,222
    400  Kelly Services, Inc., Class A .........        9,972
    850  Key3Media Group, Inc.* ................        6,757
    300  Keynote Systems, Inc.* ................        2,475
    203  Kinder Morgan
           Management, LLC.* ...................       14,908
    500  Korn/Ferry International* .............        6,515
  1,200  KPMG Consulting, Inc.* ................       17,676
    900  Kroll, Inc.* ..........................        6,345
    200  Kronos, Inc.* .........................        9,760
    200  L90, Inc.* ............................          258
    600  Labor Ready, Inc.* ....................        2,760
    600  Lamar Advertising Company* ............       19,260
    300  Lante Corporation* ....................          288
    184  Learn2.com, Inc.* .....................           27
  1,400  Legato Systems, Inc.* .................       11,886

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         BUSINESS SERVICES (CONTINUED)
    800  Liberate Technologies, Inc.* ..........  $    11,456
    200  Lifeminders.com, Inc.* ................          330
    200  Lightbridge, Inc.* ....................        2,340
    100  Lionbridge Technologies, Inc.* ........           85
    200  LiveWorld, Inc.* ......................           12
    600  LookSmart, Ltd.* ......................          390
    300  Loudeye Technologies, Inc.* ...........          237
    200  Luminant Worldwide
           Corporation* ........................          116
    600  Luminex Corporation* ..................       11,610
    400  Macrovision Corporation* ..............       17,444
    500  Manhattan Associates, Inc.* ...........       11,325
    400  Manpower, Inc. ........................       12,328
    500  Manugistics Group, Inc.* ..............        5,855
    819  MarchFirst, Inc.* .....................            2
    200  Marimba, Inc.* ........................          550
    100  MarketWatch.com, Inc.* ................          225
    100  Matritech, Inc.* ......................          269
    400  MatrixOne, Inc.* ......................        4,284
    300  MAXIMUS, Inc.* ........................       12,867
    200  Maxygen, Inc.* ........................        2,998
    200  McAfee.com Corporation* ...............        2,900
    200  Mechanical Technology, Inc.* ..........          988
    200  Mediaplex, Inc.* ......................          160
    200  MedicaLogic/Medscape, Inc.* ...........           74
    500  MemberWorks, Inc.* ....................       12,485
    600  Mentor Corporation ....................       18,000
    700  Mentor Graphics Corporation* ..........       11,550
    900  Mercator Software, Inc.* ..............        2,070
    300  Mercury Computer Systems, Inc.* .......        8,160
    600  Mercury Interactive Corporation* ......       16,206
    300  Metricom, Inc.*(DAGGER) ...............          546
    450  Metris Companies, Inc. ................       12,240
    300  MicroStrategy, Inc.* ..................          741
    200  Microvision, Inc.* ....................        3,306
    200  Millennium Cell, Inc.* ................        1,010
    200  Modem Media, Inc.* ....................        1,000
    800  Modis Professional Services, Inc.* ....        4,968
    200  Momentum Business
           Applications, Inc.* .................        3,544
    300  Multex.com, Inc.* .....................          951
    500  National Data Corporation .............       19,305


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    450  National Instruments Corporation* ..... $     14,117
    400  National Processing, Inc.* ............       13,180
    500  National Service Industries, Inc. .....       11,800
    100  Navidec, Inc.* ........................           65
    400  Navigant Consulting, Inc.* ............        2,000
    500  NCO Group, Inc.* ......................       10,250
     50  Neoforma, Inc.* .......................          363
    100  NEON Systems, Inc.* ...................          550
    200  NeoRx Corporation* ....................          592
    200  Net Perceptions, Inc* .................          240
    100  net.Genesis Corporation* ..............           52
    300  Netcentives, Inc.* ....................           27
    432  NetIQ Corporation* ....................       13,910
    200  NetObjects, Inc.* .....................           24
    300  NetRatings, Inc.* .....................        3,831
  1,300  Network Associates, Inc.* .............       20,605
     27  Network Commerce, Inc.* ...............            7
     13  Netzee, Inc.* .........................           18
    200  NMS Communications
           Corporation* ........................          564
    200  Nuance Communications, Inc.* ..........        2,088
    100  Numerical Technologies, Inc.* .........        2,845
  1,600  Omnicom Group, Inc. ...................      124,464
    100  OneSource Information
           Services, Inc.* .....................          873
    100  Online Resources ......................          140
    400  Open Market, Inc.* ....................          292
    100  Opticnet Common Share*(DAGGER) ........            1
  1,000  Orbital Sciences Corporation* .........        3,830
    800  Orchid Biosciences, Inc.* .............        3,200
    600  Organic, Inc.* ........................          192
    500  Pac-West Telecomm, Inc.* ..............          355
    300  Packeteer, Inc.* ......................        1,884
    200  Paradigm Genetics, Inc.* ..............        1,286
  1,900  Parametric Technology
           Corporation* ........................       13,851
  3,400  Paychex, Inc. .........................      126,038
    100  PC-Tel, Inc.* .........................          779
    300  Pegasus Solutions, Inc.* ..............        3,900
  2,612  PeopleSoft, Inc.* .....................       90,062
  1,978  Peregrine Systems, Inc.* ..............       51,791


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    800  Performance Food Group
           Company* ............................ $     27,008
    800  Perot Systems Corporation,
           Class A* ............................       11,520
    100  Persistence Software, Inc.* ...........           35
     81  Pfsweb Inc.* ..........................           79
    500  Pittston Brink's Group ................       11,030
    400  Pixar, Inc.* ..........................       16,680
    600  Polycom, Inc.* ........................       12,168
    100  Pomeroy Computer
           Resources, Inc.* ....................        1,390
  1,400  Portal Software, Inc.* ................        2,604
    300  Pre-Paid Legal Services, Inc.* ........        6,684
    300  Predictive Systems, Inc.* .............          480
    100  Preview Systems, Inc.* ................           10
  1,200  Priceline.com, Inc.* ..................        6,624
    100  Primix Solutions, Inc.* ...............           21
    100  Primus Knowledge
           Solutions, Inc.* ....................          240
    600  Priority Healthcare Corporation,
           Class B* ............................       15,150
    500  Prodigy Communications
           Corporation, Class A* ...............        2,830
    900  Professional Detailing, Inc.* .........       27,018
    500  Profit Recovery Group
           International, Inc.* ................        7,175
    400  Programmer's Paradise, Inc.* ..........        1,608
  1,200  PROVANT, Inc.* ........................        1,920
    200  Proxim, Inc.* .........................        2,266
  1,300  PSINet, Inc.* .........................           44
    700  Puma Technology, Inc.* ................        1,043
    500  PurchasePro.com, Inc.* ................          400
    800  QLogic Corporation* ...................       24,008
    300  QRS Corporation* ......................        4,209
    100  quepasa.com, inc.* ....................           17
    800  Quest Software, Inc.* .................       16,640
    300  Quintus Corporation* ..................           26
    500  Quixote Corporation ...................       13,250
    500  R.H. Donnelley Corporation* ...........       15,000
    600  Radiant Systems, Inc.* ................        5,736
  1,400  RealNetworks, Inc.* ...................       10,108


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    900  Red Hat, Inc.* ........................ $      3,186
  1,400  Redback Networks, Inc.* ...............        5,712
    400  Register.com, Inc.* ...................        3,372
  1,000  RemedyTemp, Inc., Class A* ............       14,200
    500  Renaissance Learning, Inc.* ...........       17,170
    200  Resources Connection, Inc.* ...........        4,400
    448  Retek, Inc.* ..........................       12,535
    800  Reynolds & Reynolds Company,
           Class A .............................       19,920
    600  Right Management
           Consultants, Inc.* ..................       13,194
  1,400  Robert Half International, Inc.* ......       34,846
    550  RSA Security, Inc.* ...................       10,582
    500  Saba Software, Inc.* ..................        4,125
    200  SafeNet, Inc.* ........................        1,652
    200  Safety-Kleen Corporation ..............           43
    500  Sanchez Computer
           Associates, Inc.* ...................        3,876
    800  Sapient Corporation* ..................        4,328
    600  SAVVIS Communications
           Corporation* ........................          576
    500  Scient Corporation* ...................          225
    100  SciQuest.com, Inc.* ...................           90
    300  SEACOR SMIT, Inc.* ....................       13,947
    200  Secure Computing Corporation* .........        2,990
    500  SeeBeyond Technology
           Corporation* ........................        2,900
    300  Selectica, Inc.* ......................        1,176
    200  Sequenom, Inc.* .......................        1,710
    600  SERENA Software, Inc.* ................        7,020
  2,000  ServiceMaster Company .................       23,400
  3,800  Siebel Systems, Inc.* .................       82,080
    200  SilverStream Software, Inc* ...........        1,128
    300  Simplex Solutions, Inc.* ..............        7,845
    300  Sirius Satellite Radio, Inc.* .........        1,995
    100  SkillSoft Corporation* ................        2,800
    200  SmartServ Online, Inc.* ...............        1,500
    800  Sonic Foundry, Inc.* ..................        1,440
    500  SONICblue, Inc.* ......................        1,150
    600  SonicWALL, Inc.* ......................       11,226
  1,600  Sonus Networks, Inc.* .................       23,632


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         BUSINESS SERVICES (CONTINUED)
    900  Spartech Corporation .................. $     20,520
    600  SpeechWorks International, Inc.* ......        4,956
  1,000  Spherion Corporation* .................        9,110
    200  SportsLine USA, Inc.* .................          182
    600  SPSS, Inc.* ...........................        9,432
    100  SS&C Technologies, Inc.* ..............          661
    400  Standard Register Company .............        7,540
    100  Stardrive Solutions, Inc.* ............          180
  1,300  StarMedia Network, Inc.* ..............          416
    300  StarTek, Inc.* ........................        6,960
    100  Stericycle, Inc.* .....................        4,817
    500  Strayer Education, Inc. ...............       24,250
    800  Structural Dynamics Research
           Corporation* ........................       19,976
  2,164  SunGard Data Systems, Inc.* ...........       51,179
    300  Switchboard, Inc.* ....................        1,212
  2,100  Sycamore Networks, Inc.* ..............       11,781
    700  Sykes Enterprises, Inc.* ..............        6,482
    500  Sylvan Learning Systems, Inc.* ........       12,670
    600  Symantec Corporation* .................       25,794
    300  Symyx Technologies, Inc.* .............        5,340
     85  SYNAVANT Inc.* ........................          391
    500  Synopsys, Inc.* .......................       23,070
    300  Synplicity, Inc.* .....................        2,085
    450  TALX Corporation ......................       13,905
    100  Technisource, Inc.* ...................          150
    400  Technology Solutions Company* .........          760
    100  Telescan, Inc.* .......................           28
  1,300  TeleTech Holdings, Inc.* ..............       10,647
    200  TenFold Corporation* ..................          160
    675  Tetra Tech, Inc.* .....................       16,187
    100  TETRA Technologies, Inc.* .............        2,281
    300  Texas Biotechnology
           Corporation* ........................        2,250
    400  The viaLink Company* ..................           76
    800  theglobe.com, Inc.* ...................           60
    200  TheStreet.com, Inc.* ..................          242
  1,800  TIBCO Software, Inc.* .................       15,426
    800  Ticketmaster Online-
           CitySearch, Inc., Class B* ..........       13,080
    900  TMP Worldwide, Inc.* ..................       40,365

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    171  Tradestation Group, Inc.* ............. $        428
    500  Transaction Systems
           Architects, Inc., Class A* ..........        5,605
    300  TriZetto Group, Inc.* .................        3,399
    500  Tularik, Inc.* ........................       11,550
    110  U.S.-China Industrial
           Exchange, Inc.* .....................        1,100
    700  UAXS Global Holdings, Inc.* ...........        1,050
    600  United Rentals, Inc.* .................       13,950
    700  Universal Electronics, Inc.* ..........       10,262
    700  UNOVA, Inc.* ..........................        4,410
    700  URS Corporation .......................       14,945
    342  VA Linux Systems, Inc.* ...............          469
    200  ValiCert, Inc.* .......................          490
    100  ValueClick, Inc.* .....................          218
    100  Variagenics, Inc.* ....................          342
    400  Vastera, Inc.* ........................        4,004
    201  Ventiv Health, Inc.* ..................        2,100
  1,837  VeriSign, Inc.* .......................       75,409
  3,478  VERITAS Software Corporation* .........       99,888
    300  Verity, Inc.* .........................        3,180
    300  Versata, Inc.* ........................          117
    600  VerticalNet, Inc.* ....................          540
    400  VIA NET.WORKS, Inc.* ..................          352
    500  Viad Corporation ......................       13,150
  2,116  Vignette Corporation* .................       14,452
  1,500  Vitesse Semiconductor
           Corporation* ........................       21,900
    400  Wackenhut Corporation, Class A ........        6,840
    300  Wallace Computer Services, Inc. .......        5,055
  5,500  Waste Management, Inc. ................      170,115
    300  WatchGuard Technologies, Inc.* ........        2,979
    300  Wave Systems Corporation,
           Class A* ............................          720
    300  WebEx Communications, Inc.* ...........        5,181
  4,445  WebMD Corporation* ....................       21,781
    400  webMethods, Inc.* .....................        4,812
    200  Websense, Inc.* .......................        3,578
    468  Wind River Systems, Inc.* .............        7,114

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         BUSINESS SERVICES (CONTINUED)
    300  Wireless Facilities, Inc.* ............ $      2,490
    200  WorldGate Communications, Inc.* .......          550
    800  Xeta Technologies, Inc. ...............        4,672
    300  Xpedior, Inc.* ........................            2
  4,632  Yahoo!, Inc.* .........................       54,936
    100  Ziplink, Inc.* ........................            1
    800  ZixIt Corporation* ....................        5,880
                                                 ------------
                                                    5,681,435
                                                 ------------

         CHEMICALS - 1.6%
  2,000  Air Products and Chemicals, Inc. ......       84,800
  1,000  Airgas, Inc.* .........................       14,050
    400  Albemarle Corporation .................        8,456
    800  AMCOL International Corporation .......        4,800
    150  Arch Chemicals, Inc.* .................        3,105
    400  Bio-Rad Laboratories, Inc.,
           Class A* ............................       22,300
    400  Brady Corporation, Class A ............       14,640
    400  Cabot Corporation .....................       16,148
    312  Cabot Microelectronics
           Corporation* ........................       21,856
    200  Cambrex Corporation ...................        8,954
    700  Celgene Corporation* ..................       19,467
    100  ChemFirst, Inc. .......................        2,420
    600  Chromatics Color Sciences
           International, Inc.* ................           42
  1,262  Crompton Corporation ..................       11,484
    400  Cytec Industries, Inc.* ...............       13,208
  7,911  Dow Chemical Company ..................      277,360
  9,100  du Pont (E.I.) de Nemours
           & Company ...........................      372,827
    600  Eastman Chemical Company ..............       23,274
    400  Ferro Corporation .....................        9,160
    200  Fuller (H. B.) Company ................       10,734
     20  General Chemical Group, Inc.* .........           63
    700  Georgia Gulf Corporation ..............       11,634
    400  Great Lakes Chemical
           Corporation .........................        9,980
    200  Hauser, Inc.* .........................          121
  1,000  Hercules, Inc. ........................       11,300
    400  International Specialty
           Products, Inc. ......................        3,720


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         CHEMICALS (CONTINUED)
    400  Lubrizol Corporation .................. $     14,392
    700  Lyondell Chemical Company .............        9,527
    500  MacDermid, Inc. .......................        8,255
    600  Millennium Chemicals, Inc. ............        8,064
  3,500  Minnesota Mining
           & Manufacturing Company .............      364,350
    100  NCH Corporation .......................        4,420
    100  NuCo2, Inc.* ..........................        1,165
    300  Oil-Dri Corporation of America ........        2,415
    400  Olin Corporation ......................        6,624
    200  OM Group, Inc. ........................       13,022
    200  OXiGENE, Inc.* ........................          682
    200  Plymouth Rubber Company, Inc.,
           Class A* ............................          305
    200  PolyOne Corporation ...................        2,020
  1,400  PPG Industries, Inc. ..................       75,768
  1,500  Praxair, Inc. .........................       70,605
    200  PubliCARD, Inc.* ......................           62
    300  Rogers Corporation* ...................        8,835
  1,758  Rohm & Haas Company ...................       63,130
    900  RPM, Inc. .............................        9,918
    700  Sigma-Aldrich Corporation .............       31,927
    700  Solutia, Inc. .........................        9,667
    400  SurModics, Inc.* ......................       18,640
    500  Techne Corporation* ...................       15,845
    300  Tredegar Corporation ..................        5,955
    400  Trex Company, Inc.* ...................        8,476
    400  Twinlab Corporation* ..................          688
    300  Valspar Corporation ...................       11,145
    900  Ventro Corporation* ...................          342
    500  W.R. Grace & Company* .................          810
     80  Worldwide Xceed Group, Inc.* ..........            2
                                                 ------------
                                                    1,742,959
                                                 ------------

         CONSTRUCTION - 0.6%
    100  ACMAT Corporation, Class A* ...........          967
    400  CARBO Ceramics, Inc. ..................       11,420
    600  Centex Construction
           Products, Inc. ......................       19,176


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         CONSTRUCTION (CONTINUED)
    400  Centex Corporation .................... $     17,520
  1,800  Clayton Homes, Inc. ...................       27,558
    100  Continental Materials
           Corporation* ........................        2,060
    300  Craftmade International, Inc. .........        3,930
    725  D.R. Horton, Inc. .....................       18,299
    100  Dal-Tile International, Inc.* .........        1,730
    600  Dycom Industries, Inc.* ...............        8,694
    300  EMCOR Group, Inc.* ....................       11,697
    100  Fiberstars, Inc.* .....................          422
    200  Florida Rock Industries, Inc. .........       10,260
    600  Fluor Corporation .....................       27,198
    750  Granite Construction, Inc. ............       18,188
    600  KB HOME ...............................       19,422
    400  Lafarge Corporation ...................       14,696
    400  Lennar Corporation ....................       17,820
    100  LSI Industries, Inc. ..................        2,510
    300  M/I Schottenstein Homes, Inc. .........       12,069
    300  Martin Marietta Materials, Inc. .......       11,850
  4,200  Masco Corporation .....................      108,444
  1,300  Massey Energy Company .................       25,545
    300  MasTec, Inc.* .........................        3,015
    200  Nobility Homes, Inc. ..................        1,770
    100  NVR, Inc.* ............................       16,100
    160  Oakwood Homes Corporation* ............        1,232
    300  Owens Corning, Inc. ...................          420
    600  Palm Harbor Homes, Inc.* ..............       14,670
    300  Performance Technologies, Inc.* .......        3,939
    700  Plum Creek Timber
           Company, Inc. .......................       20,671
    300  Puerto Rican Cement
           Company, Inc. .......................        7,320
    400  Pulte Corporation .....................       15,140
    800  Quanta Services, Inc.* ................       14,392
    500  SBA Communications
           Corporation* ........................        6,660
  1,300  Sherwin-Williams Company ..............       29,445
    400  Standard Pacific Corporation ..........        9,388
    900  Stanley Works .........................       37,701
    100  Starrett (L. S.) Company, Class A .....        2,060
    200  Texas Industries, Inc. ................        8,304



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         CONSTRUCTION (CONTINUED)
    300  Toll Brothers, Inc.* .................. $     11,040
    400  USG Corporation* ......................        2,020
    800  Vulcan Materials Company ..............       38,408
    700  Walter Industries, Inc.* ..............        7,980
    500  West Corporation* .....................       12,495
    100  Yankee Candle Company, Inc.* ..........        1,902
                                                 ------------
                                                      657,547
                                                 ------------

         CONSUMER DURABLES - 0.4%
    600  Black & Decker Corporation ............       23,598
    400  Champion Enterprises, Inc.* ...........        4,200
    400  CompX International, Inc. .............        4,840
    300  Ethan Allen Interiors, Inc.                   10,590
    800  Furniture Brands
           International, Inc.* ................       20,864
  3,700  Gemstar-TV Guide
           International, Inc.* ................      109,742
    220  Griffon Corporation ...................        2,409
    400  Hillenbrand Industries, Inc. ..........       21,720
    600  Kimball International, Inc.,
           Class B .............................        9,084
    200  Koss Corporation ......................        7,460
    600  La-Z-Boy, Inc. ........................       10,560
  1,600  Leggett & Platt, Inc. .................       37,632
    600  Maytag Corporation ....................       18,438
    550  Mity-Lite, Inc.* ......................        4,614
    400  Mohawk Industries, Inc.* ..............       17,840
    300  Recoton Corporation* ..................        5,430
    400  Rent-A-Center, Inc.* ..................       10,800
    350  Salton, Inc.* .........................        5,967
    600  SLI, Inc.* ............................        2,790
    300  Thomas Industries, Inc. ...............        7,845
    363  Virco Manufacturing Corporation .......        3,812
     55  Water Pik Technologies, Inc.* .........          509
    700  Whirlpool Corporation .................       46,214
                                                 ------------
                                                      386,958
                                                 ------------

         CONTAINERS - 0.1%
    300  Ball Corporation ......................       15,795
    300  Bemis Company, Inc. ...................       13,128

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         CONTAINERS (CONTINUED)
  1,100  Crown Cork & Seal
           Company, Inc. ....................... $      3,795
    600  Graphic Packaging International
           Corporation* ........................        4,230
    400  Greif Brothers Corporation,
           Class A .............................       12,216
    700  Ivex Packaging Corporation* ...........       12,775
    500  Mobile Mini, Inc.* ....................       15,740
    800  Owens-Illinois, Inc.* .................        4,424
  1,100  Pactiv Corporation* ...................       17,468
    700  Sealed Air Corporation* ...............       28,126
    700  Sonoco Products Company ...............       18,172
                                                 ------------
                                                      145,869
                                                 ------------

         COSMETICS - 1.5%
    400  Alberto-Culver Company,
           Class B .............................       17,228
    300  Allou Health & Beauty Care, Inc.,
           Class A* ............................        1,080
  2,200  Avon Products, Inc. ...................      101,486
    200  Balchem Corporation, Class B ..........        4,000
    200  Church & Dwight Company, Inc. .........        5,448
  2,000  Clorox Company ........................       74,500
  5,000  Colgate-Palmolive Company .............      270,750
    109  Del Laboratories, Inc. ................        1,777
    200  Elizabeth Arden, Inc.* ................        2,810
  1,100  Estee Lauder Companies, Inc.,
           Class A .............................       42,735
  9,500  Gillette Company ......................      291,175
    800  International Flavors
           & Fragrances, Inc. ..................       24,120
  1,200  Nu Skin Enterprises, Inc.,
           Class A* ............................        8,220
 11,400  Procter & Gamble Company ..............      845,310
    500  Revlon, Inc., Class A* ................        4,075
    500  Styling Technology Corporation* .......           21
    200  SunStar Healthcare, Inc.* .............            2
    100  Tristar Corporation* ..................          152
                                                 ------------
                                                    1,694,889
                                                 ------------

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         Domestic Oil - 1.0%
    100  3TEC Engery Corporation* .............. $      1,473
    900  Amerada Hess Corporation ..............       69,939
    800  Ashland, Inc. .........................       33,920
    300  Callon Petroleum Company* .............        2,055
  1,600  Chesapeake Energy Corporation* ........        9,536
  3,900  Conoco, Inc., Class B .................      115,518
    500  CONSOL Energy, Inc. ...................       13,000
  1,100  Diamond Offshore Drilling, Inc. .......       30,690
    100  Encore Acquisition Company* ...........        1,420
    100  EXCO Resources, Inc.* .................        1,543
    600  Getty Realty Corporation ..............       10,350
    900  Global Industries, Ltd.* ..............        7,263
    400  Gulf Island Fabrication, Inc.* ........        4,800
    100  GulfMark Offshore, Inc.* ..............        3,145
    200  Holly Corporation .....................        4,230
    300  Houston Exploration Company* ..........        8,643
    110  Howell Corporation ....................        1,111
    800  Kerr-McGee Corporation ................       51,751
    400  Murphy Oil Corporation ................       30,200
    500  Newfield Exploration Company* .........       16,480
    600  Nuevo Energy Company* .................        9,840
  2,000  Ocean Energy, Inc.* ...................       37,700
    100  Patina Oil & Gas Corporation ..........        2,311
    700  Patterson-UTI Energy, Inc.* ...........        9,835
    700  Pennzoil-Quaker State Company .........        8,596
  2,300  Phillips Petroleum Company ............      132,250
    700  Pioneer Natural Resources
           Company .............................       12,250
    500  Pogo Producing Company ................       11,945
    600  Pride International, Inc.* ............        7,860
    500  Pure Resources, Inc.* .................        9,425
    200  Quicksilver Resources, Inc.* ..........        2,800
    600  St. Mary Land & Exploration
           Company .............................       11,520
    178  Stone Energy Corporation* .............        6,764
  1,000  Sunoco, Inc. ..........................       37,830
    400  Superior Energy Services, Inc.* .......        3,000
    300  TEPPCO Partners, L.P. .................        9,471
  1,100  Tesoro Petroleum Corporation* .........       14,388


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DOMESTIC OIL (CONTINUED)
  1,400  Tosco Corporation ..................... $     64,960
    700  TransMontaigne, Inc.* .................        3,850
  2,763  Transocean Sedco Forex, Inc. ..........       79,851
    700  Ultramar Diamond Shamrock
           Corporation .........................       36,148
    500  UNIFAB International, Inc.* ...........        1,125
  2,400  Unocal Corporation ....................       84,720
  3,100  USX-Marathon Group ....................       97,681
    500  Varco International, Inc.* ............        7,590
    400  Vintage Petroleum, Inc. ...............        7,140
    100  W-H Energy Services, Inc.* ............        1,810
    100  Westport Resources Corporation* .......        1,825
    750  XTO Energy, Inc. ......................       10,575
                                                 ------------
                                                    1,142,127
                                                 ------------

         DRUGS & MEDICINE - 13.8%
    400  3 Dimensional
           Pharmaceuticals, Inc.* ..............        3,560
    200  aaiPharma, Inc.* ......................        3,830
 13,600  Abbott Laboratories ...................      675,920
    600  Abgenix, Inc.* ........................       17,982
    300  Accredo Health, Inc.* .................       11,055
    200  Aclara Biosciences, Inc.* .............        1,238
    100  Advanced Neuromodulation
           Systems, Inc.* ......................        2,150
    300  AdvancePCS* ...........................       22,488
    600  Albany Molecular Research, Inc.* ......       15,612
    100  Alexion Pharmaceuticals, Inc.* ........        1,885
    400  Alkermes, Inc.* .......................       10,240
  1,100  Allergan, Inc. ........................       79,475
    300  Alliance Pharmaceutical
           Corporation* ........................          360
    300  Allscripts Healthcare
           Solutions, Inc.* ....................        1,650
    600  Alpharma, Inc., Class A ...............       18,840
    400  American Healthways, Inc.* ............       12,600
 11,600  American Home Products
           Corporation .........................      649,600
    100  American Medical Systems
           Holdings, Inc.* .....................        1,995
    200  AmeriPath, Inc.* ......................        6,646


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    870  AmerisourceBergen Corporation* ........ $     56,063
  9,200  Amgen, Inc.* ..........................      591,560
    600  Andrx Group* ..........................       42,174
    200  Antigenics, Inc.* .....................        3,198
    100  Aphton Corporation* ...................        1,326
    900  Apogent Technologies, Inc.* ...........       21,636
    500  Apria Healthcare Group, Inc.* .........       13,580
    200  Ariad Pharmaceuticals, Inc.* ..........          746
    400  Arrow International, Inc. .............       14,724
    700  ArthroCare Corporation* ...............       20,930
    100  Atrix Laboratories, Inc.* .............        2,697
    100  AVAX Technologies, Inc.* ..............          160
    100  AVI BioPharma, Inc.* ..................          786
    100  AVIDYN, Inc.* .........................          543
    100  Avigen, Inc.* .........................        1,477
    400  Aviron* ...............................        8,956
    100  Bacou USA, Inc.* ......................        2,848
    600  Bard (C.R.), Inc. .....................       34,710
    300  Barr Laboratories, Inc.* ..............       25,122
    400  Bausch & Lomb, Inc. ...................       14,548
  5,200  Baxter International, Inc. ............      268,320
    600  Beckman Coulter, Inc. .................       27,432
  2,100  Becton, Dickinson & Company ...........       75,453
    400  Bio-Technology General
           Corporation* ........................        3,800
  1,200  Biogen, Inc.* .........................       72,432
  2,250  Biomet, Inc.* .........................       62,167
    200  Biopure Corporation* ..................        4,472
    300  BioTime, Inc.* ........................        1,548
    100  BioTransplant, Inc.* ..................          520
  3,500  Boston Scientific Corporation* ........       66,850
 17,000  Bristol-Myers Squibb Company ..........      954,380
  3,935  Cardinal Health, Inc. .................      287,019
  2,500  Caremark Rx, Inc.* ....................       43,675
     61  CareMatrix Corporation* ...............            7
    600  Carter-Wallace, Inc. ..................       12,120
    400  Cell Pathways, Inc.* ..................        2,264
    800  Cell Therapeutics, Inc.* ..............       24,256
    400  Cephalon, Inc.* .......................       23,688
    300  Cerus Corporation* ....................       16,146

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    600  Charles River Laboratories
           International, Inc.* ................ $     21,420
  1,000  Chattem, Inc. .........................       13,070
  1,700  Chiron Corporation* ...................       79,254
    100  CIMA Labs, Inc.* ......................        5,353
    200  Columbia Laboratories, Inc.* ..........        1,110
    500  Community Health Care* ................       15,625
    200  Cooper Companies, Inc. ................       10,202
    400  COR Therapeutics, Inc.* ...............       10,980
    400  Corixa Corporation* ...................        4,660
    100  Corvas International, Inc.* ...........          779
    800  Covance, Inc.* ........................       15,376
    800  Coventry Health Care, Inc.* ...........       18,680
    600  Cubist Pharmaceuticals, Inc.* .........       24,834
     90  Curis, Inc.* ..........................          544
    300  CV Therapeutics, Inc.* ................       14,931
    500  Cymer, Inc.* ..........................       12,580
    600  CYTOGEN Corporation* ..................        2,130
    900  Cytyc Corporation* ....................       21,807
    100  DataTRAK International, Inc.* .........          300
    800  DaVita, Inc.* .........................       16,520
    400  Daxor Corporation .....................        6,850
    500  DENTSPLY International, Inc. ..........       22,310
    100  Diacrin, Inc.* ........................          180
    200  drkoop.com, Inc.* .....................           28
    700  Edwards Lifesciences
           Corporation* ........................       18,403
    400  Emisphere Technologies, Inc.* .........       11,300
    300  Endocare, Inc.* .......................        5,400
    700  EntreMed, Inc.* .......................        8,302
    210  Enzo Biochem, Inc.* ...................        5,458
    300  Enzon, Inc.* ..........................       19,152
    100  EPIX Medical, Inc.* ...................        1,064
    600  Express Scripts, Inc., Class A* .......       32,112
    600  First Health Group Corporation* .......       16,800
    400  First Horizon Pharmaceutical
           Corporation* ........................       14,436
  1,500  Forest Laboratories, Inc.* ............      109,515
    200  Gene Logic, Inc.* .....................        3,490
    300  Genelabs Technologies, Inc.* ..........          414
  1,500  Genentech, Inc.* ......................       68,850

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         DRUGS & MEDICINE (CONTINUED)
    100  Genome Therapeutics
           Corporation* ........................ $        765
  1,800  Genzyme Corporation* ..................      101,952
    196  Genzyme Corporation - Genzyme
           Biosurgery Division* ................        1,401
    100  Genzyme Molecular Oncology* ...........          990
    100  Geron Corporation* ....................        1,601
    900  Gilead Sciences, Inc.* ................       54,639
  2,700  Guidant Corporation ...................       97,524
    400  Guilford Pharmaceuticals, Inc.* .......        4,820
    200  Haemonetics Corporation* ..............        7,172
  4,800  HCA-The Healthcare Company ............      219,552
  1,800  Health Management
           Associates, Inc., Class A* ..........       35,910
    900  Health Net, Inc.* .....................       16,983
    100  Healthcare Recoveries, Inc.* ..........          477
  3,400  HEALTHSOUTH Corporation* ..............       61,472
    100  HEICO Corporation .....................        1,865
    530  Henry Schein, Inc.* ...................       19,250
    400  Herbalife International, Inc.,
           Class A .............................        4,416
  1,000  Human Genome Sciences, Inc.* ..........       44,880
  1,300  Humana, Inc.* .........................       15,600
    200  Hyseq, Inc.* ..........................        1,480
    600  i-STAT Corporation* ...................        4,200
    500  ICN Pharmaceuticals, Inc. .............       14,725
  1,200  IDEC Pharmaceuticals
           Corporation* ........................       71,124
    600  IDEXX Laboratories, Inc.* .............       14,514
    100  IGEN International, Inc.* .............        2,797
    200  ILEX Oncology, Inc.* ..................        5,990
    800  ImClone Systems, Inc.* ................       41,120
  5,300  Immunex Corporation* ..................       92,114
    300  ImmunoGen, Inc.* ......................        4,074
    900  Immunomedics, Inc.* ...................       13,167
    200  IMPATH, Inc.* .........................        8,600
    100  INAMED Corporation* ...................        2,214
    700  Incyte Genomics, Inc.* ................       12,376
    700  Inhale Therapeutic Systems, Inc.* .....       10,171
    300  Integra LifeSciences Holdings* ........        8,103
    500  InterMune, Inc.* ......................       19,745

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    400  Invacare Corporation .................. $     15,980
    300  Inverness Medical
           Technology, Inc.* ...................       11,280
  1,100  Isis Pharmaceuticals, Inc.* ...........       17,930
  1,800  IVAX Corporation ......................       60,588
 26,432  Johnson & Johnson .....................    1,393,231
    300  K-V Pharmaceutical Company,
           Class A* ............................        9,255
    100  Kendle International, Inc.* ...........        2,036
    200  Kensey Nash Corporation* ..............        4,574
  1,874  King Pharmaceuticals, Inc.* ...........       81,050
    600  Laboratory Corporation of
           America Holdings* ...................       46,740
    305  LifePoint Hospitals, Inc.* ............       13,051
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* ............................       10,250
  9,800  Lilly (Eli) & Company .................      760,774
    800  Lincare Holdings, Inc.* ...............       22,728
    900  Manor Care, Inc.* .....................       25,317
    100  Martek Biosciences Corporation* .......        1,960
    300  Maxim Pharmaceuticals, Inc.* ..........        1,710
  2,600  McKesson HBOC, Inc. ...................      102,050
    700  Medarex, Inc.* ........................       13,314
    200  Medical Advisory System, Inc.* ........          570
    100  Medicines Company* ....................        1,150
    600  Medicis Pharmaceutical
           Corporation, Class A* ...............       29,466
  2,025  MedImmune, Inc.* ......................       81,304
    100  Medstone International, Inc.* .........          415
    100  MEDTOX Scientific, Inc.* ..............        1,310
 10,668  Medtronic, Inc. .......................      485,821
 20,223  Merck & Company, Inc. .................    1,316,517
    100  Meridian Medical
           Technologies, Inc.* .................        1,200
    100  Mesa Laboratories, Inc.* ..............          459
  1,800  Millennium Pharmaceuticals, Inc.* .....       49,500
    600  Mine Safety Appliances Company ........       19,980
    900  Mylan Laboratories, Inc. ..............       29,691
    200  Myriad Genetics, Inc.* ................        8,720
    400  National Health Realty, Inc. ..........        6,020
    600  NBTY, Inc.* ...........................       10,356


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         DRUGS & MEDICINE (CONTINUED)
    200  NCS HealthCare, Inc., Class A* ........ $         46
    500  NeoPharm, Inc.* .......................        8,970
    500  Neose Technologies, Inc.* .............       21,325
    200  NeoTherapeutics, Inc.* ................          744
    300  Neurocrine Biosciences, Inc.* .........       11,799
    100  Neurogen Corporation* .................        1,898
    125  Nexell Therapeutics, Inc.* ............          186
    700  Northfield Laboratories, Inc.* ........       11,550
    200  Novavax, Inc.* ........................        2,650
    200  Noven Pharmaceuticals, Inc* ...........        4,434
    500  NPS Pharmaceuticals, Inc.* ............       16,810
    600  Oakley, Inc.* .........................        8,190
    300  Ocular Sciences, Inc.* ................        6,375
    600  Omnicare, Inc. ........................       14,352
    200  Onyx Pharmaceuticals, Inc.* ...........        1,276
    100  OraSure Technologies, Inc.* ...........        1,301
    200  Organogenesis, Inc.* ..................        1,520
    100  OrthAlliance, Inc., Class A* ..........          362
    900  Orthodontic Centers
           of America, Inc.* ...................       24,885
    200  OSI Pharmaceuticals, Inc.* ............        8,480
    400  Owens & Minor, Inc. ...................        8,120
    700  Oxford Health Plans, Inc.* ............       20,986
    200  PacifiCare Health Systems, Inc.* ......        2,940
    700  PAREXEL International
           Corporation* ........................        9,975
    600  Patterson Dental Company* .............       20,574
    500  Pediatrix Medical Group, Inc.* ........       18,675
    900  Perrigo Company* ......................       14,526
 55,444  Pfizer, Inc. ..........................    2,124,060
    500  Pharmaceutical Product
           Development, Inc.* ..................       15,080
 11,500  Pharmacia Corporation .................      455,400
    800  Pharmacopeia, Inc.* ...................       13,880
    300  Pharmos Corporation* ..................          810
    900  PRAECIS Pharmaceuticals, Inc.* ........        9,369
    300  Precept Business Services, Inc.,
           Class A* ............................            2
    300  Progenics Pharmaceuticals, Inc.* ......        5,382
    300  Protein Design Labs, Inc.* ............       17,637

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    300  Province Healthcare Company* .......... $     11,010
    900  PSS World Medical, Inc.* ..............        6,327
  1,000  Quest Diagnostic, Inc.* ...............       62,650
    200  Quidel Corporation* ...................          970
    779  Quintiles Transnational
           Corporation* ........................       13,640
    300  Regeneration Technologies, Inc.* ......        3,387
    300  Regeneron Pharmaceuticals, Inc.* ......        9,036
    500  Renal Care Group, Inc.* ...............       16,380
    300  ResMed, Inc.* .........................       16,485
    600  Respironics, Inc.* ....................       20,106
    600  Rochester Medical Corporation* ........        2,736
    500  SafeScience, Inc.* ....................          705
    300  Sangamo BioSciences, Inc.* ............        3,000
    100  SangStat Medical Corporation* .........        1,535
 12,900  Schering-Plough Corporation ...........      491,877
    300  SciClone Pharmaceuticals, Inc.* .......        1,170
    800  Scios, Inc.* ..........................       14,120
    500  Sepracor, Inc.* .......................       21,350
    100  SeraCare, Inc.* .......................          757
    400  Serologicals Corporation* .............        7,620
    800  SICOR, Inc.* ..........................       18,880
    300  SonoSite, Inc.* .......................        7,896
    200  Spacelabs Medical, Inc.* ..............        2,770
    700  St. Jude Medical, Inc. ................       48,160
    200  STAAR Surgical Company* ...............          664
    400  StanCorp Financial Group, Inc. ........       18,400
    100  StemCells, Inc.* ......................          310
    700  STERIS Corporation* ...................       15,148
    100  Stockwalk.com Group, Inc.* ............          176
  1,700  Stryker Corporation ...................       93,211
    700  Sunrise Assisted Living, Inc.* ........       17,780
  1,200  Sunrise Technologies
           International, Inc.* ................        1,116
    599  Sybron Dental Specialties, Inc.* ......       12,627
    300  Syncor International Corporation* .....       10,962
    300  Tanox, Inc.* ..........................        4,965
    200  Targeted Genetics Corporation* ........          620
  2,800  Tenet Healthcare Corporation* .........      155,176
    300  Titan Pharmaceuticals, Inc.* ..........        2,925
    300  Transkaryotic Therapies, Inc.* ........        9,165


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         DRUGS & MEDICINE (CONTINUED)
    505  Triad Hospitals, Inc.* ................ $     18,256
    900  Triangle Pharmaceuticals, Inc.* .......        2,880
    300  Trigon Healthcare, Inc.* ..............       19,425
    200  Trimeris, Inc.* .......................        9,560
  2,737  UnitedHealth Group, Inc. ..............      186,280
    100  Universal Display Corporation* ........        1,205
    400  Universal Health Services, Inc.,
           Class B* ............................       18,920
     88  US Oncology, Inc.* ....................          746
    300  Valentis, Inc.* .......................        1,230
    400  Ventana Medical Systems, Inc.* ........        9,688
    762  Vertex Pharmaceuticals, Inc.* .........       28,110
    100  Vical, Inc.* ..........................        1,160
    100  ViroPharma, Inc.* .....................        3,105
    300  Vital Signs, Inc. .....................        8,700
    100  Vysis, Inc.* ..........................        2,383
    900  Watson Pharmaceuticals, Inc.* .........       50,490
    500  WellPoint Health Networks, Inc.* ......       53,240
    100  West Pharmaceutical Services, Inc. ....        2,570
  1,200  XOMA, Ltd.* ...........................       13,752
  1,700  Zimmer Holdings, Inc.* ................       46,240
    300  Zoll Medical Corporation* .............       10,308
    100  Zonagen, Inc.* ........................          403
                                                 ------------
                                                   15,128,790
                                                 ------------

         ELECTRONICS - 6.6%
    600  ACT Manufacturing, Inc.* ..............        6,276
    800  Acxiom Corporation* ...................       10,192
  5,930  ADC Telecommunications, Inc.* .........       25,914
    100  ADE Corporation* ......................        1,194
    300  Adelphia Business Solutions, Inc.* ....          505
  1,200  Adelphia Communications
           Corporation, Class A* ...............       37,860
    500  Advanced Fibre
           Communication, Inc.* ................       12,125
  2,800  Advanced Micro Devices, Inc.* .........       37,940
    900  Advanced Radio Telecom
           Corporation* ........................            4
  3,946  Agilent Technologies, Inc.* ...........      104,569
    150  Alliant Techsystems, Inc.* ............       15,607
    900  Alpha Industries, Inc.* ...............       28,584


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         ELECTRONICS (CONTINUED)
  3,200  Altera Corporation* ................... $     90,880
    500  American Access
           Technologies, Inc.* .................          465
  1,400  American Power Conversion
           Corporation* ........................       19,362
  1,200  Amkor Technology, Inc.* ...............       19,656
    300  Amphenol Corporation, Class A* ........       12,129
    100  Amtech Systems, Inc.* .................          803
    250  ANADIGICS, Inc.* ......................        3,837
  3,200  Analog Devices, Inc.* .................      152,896
    200  Anaren Microwave, Inc.* ...............        3,826
    800  Andrew Corporation* ...................       16,272
    500  Anixter International, Inc.* ..........       15,565
  1,800  Applera Corporation -
           Applied Biosystems Group ............       45,018
    400  Applera Corporation -
           Celera Genomics Group* ..............       10,620
  7,029  Applied Materials, Inc.* ..............      302,880
  2,346  Applied Micro Circuits
           Corporation* ........................       33,477
    300  APW Ltd.* .............................        2,349
    300  Arris Group, Inc.* ....................        2,172
    600  Arrow Electronics, Inc. ...............       16,074
    300  AstroPower, Inc.* .....................       10,527
    700  Asyst Technologies, Inc.* .............        8,862
  4,200  Atmel Corporation* ....................       40,278
    600  ATMI, Inc.* ...........................       14,424
    900  Audiovox Corporation, Class A* ........        7,875
  1,900  Avanex Corporation* ...................       10,070
  1,000  Avnet, Inc. ...........................       24,080
  1,300  AVX Corporation .......................       27,495
    300  Aware, Inc.* ..........................        1,653
    300  AXT, Inc.* ............................        5,475
    500  BEI Technologies, Inc. ................       11,565
    100  Boston Acoustics, Inc. ................        1,005
  2,300  Broadcom Corporation, Class A* ........       73,945
    300  Bruker Daltonics, Inc.* ...............        4,950
    300  C & D Technologies, Inc. ..............        6,585
    300  C-COR.net Corporation* ................        2,526
    600  Cable Design Technologies
           Corporation* ........................        8,250


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  2,200  Cadence Design Systems, Inc.* ......... $     48,356
    200  Caliper Technologies Corporation* .....        2,800
    750  Candela Corporation* ..................        4,110
    600  Captaris, Inc.* .......................        1,200
    700  Celeritek, Inc.* ......................       10,675
  2,900  CIENA Corporation* ....................       49,648
    700  Cirrus Logic, Inc.* ...................        9,898
  1,997  CMGI, Inc.* ...........................        3,555
    500  Coherent, Inc.* .......................       17,700
    300  CommScope, Inc.* ......................        6,330
    300  Communications Systems, Inc. ..........        1,854
  1,600  Conexant Systems, Inc.* ...............       19,056
    200  Cox Radio, Inc., Class A* .............        5,002
    600  Cree, Inc.* ...........................       12,582
    600  Cubic Corporation .....................       17,100
    100  Cyberian Outpost, Inc.* ...............           36
    900  Cypress Semiconductor
           Corporation* ........................       19,449
    300  DDi Corporation* ......................        4,203
    800  DMC Stratex Networks, Inc.* ...........        7,616
    400  DSP Group, Inc.* ......................       10,000
    200  Ducommun, Inc. ........................        2,690
    200  DuPont Photomasks, Inc.* ..............        7,000
    300  e.spire Communications, Inc.* .........           27
    300  Electro Scientific Industries, Inc.* ..        8,400
    600  Electronics for Imaging, Inc.* ........       12,276
    500  EMCORE Corporation* ...................        7,580
    600  Emulex Corporation* ...................        9,546
    375  Engineered Support Systems, Inc. ......       12,379
    400  Environmental Tectonics
           Corporation* ........................        2,860
    200  Espey Manufacturing
           & Electronics Corporation ...........        3,550
    200  Exar Corporation* .....................        4,050
    700  Fairchild Semiconductor
           International Corporation,
           Class A* ............................       15,099
    200  FEI Company* ..........................        6,966
    125  First Virtual Communications, Inc.* ...           97



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
    800  FuelCell Energy, Inc.* ................ $     11,520
    100  Fusion Medical Technologies, Inc.* ....          630
    100  General Cable Corporation .............        1,514
    700  General Semiconductor, Inc.* ..........        9,065
    600  Genzyme Transgenics
           Corporation* ........................        2,808
    600  Getty Images, Inc.* ...................        9,612
  1,700  GlobeSpan, Inc.* ......................       26,809
    400  Harman International
           Industries, Inc. ....................       16,440
  1,200  Harmonic, Inc.* .......................       18,000
    500  Harris Corporation ....................       14,665
    563  Hearst-Argyle Television, Inc.* .......       11,440
    900  Hollywood Entertainment
           Corporation* ........................       10,800
    100  Hungarian Telephone
           and Cable Corporation* ..............          485
    100  Hutchinson Technology, Inc.* ..........        1,888
    200  Illumina, Inc.* .......................        1,758
  1,300  Integrated Circuit Systems, Inc.* .....       23,985
 58,816  Intel Corporation .....................    1,644,495
    500  International Rectifier
           Corporation* ........................       18,490
    500  Intersil Holding Corporation* .........       18,765
    100  Itron, Inc.* ..........................        2,003
    700  ITT Industries, Inc. ..................       31,605
    600  Ixia* .................................        6,234
    200  IXYS Corporation* .....................        1,740
  1,500  Jabil Circuit, Inc.* ..................       34,665
    600  Jaco Electronics, Inc. ................        3,108
 11,530  JDS Uniphase Corporation* .............       81,287
    200  JNI Corporation* ......................        1,102
    300  Keithley Instruments, Inc. ............        5,973
    600  KEMET Corporation* ....................       10,920
    100  Kewaunee Scientific Corporation .......          973
  1,700  KLA-Tencor Corporation* ...............       83,538
  1,300  Kopin Corporation* ....................       16,276
    400  Kulicke & Soffa Industries, Inc.* .....        5,764
    900  Lam Research Corporation* .............       25,479
    700  LightPath Technologies, Inc.,
           Class A* ............................        2,583


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  2,700  Linear Technology Corporation ......... $    110,916
  1,700  Loral Space
           & Communications Ltd.* ..............        3,196
  2,890  LSI Logic Corporation* ................       58,523
 28,486  Lucent Technologies, Inc. .............      194,275
    540  Macromedia, Inc.* .....................        7,522
  2,890  Maxim Integrated Products, Inc.* ......      133,547
    500  Maxwell Technologies, Inc. ............        7,225
  1,547  McDATA Corporation, Class A* ..........       22,091
    800  Measurement Specialties, Inc.* ........       12,200
    800  MEMC Electronic Materials, Inc.* ......        2,240
    400  Mestek, Inc.* .........................        9,880
    900  Metawave Communications
           Corporation* ........................        2,907
    300  Methode Electronics, Inc.,
           Class A .............................        2,592
  3,810  Metromedia Fiber Network, Inc.,
           Class A* ............................        2,858
  5,100  Micron Technology, Inc. ...............      191,811
    200  Microtune, Inc.* ......................        3,322
    800  MKS Instruments, Inc.* ................       17,880
    100  MOCON, Inc. ...........................          770
  1,525  Molex, Inc. ...........................       48,144
 19,241  Motorola, Inc. ........................      334,793
    900  Mpower Holding Corporation* ...........          288
  1,900  MRV Communications, Inc.* .............        7,733
    600  Nanometrics, Inc.* ....................       16,956
  1,300  National Semiconductor
           Corporation* ........................       42,965
    400  NeoMagic Corporation* .................        1,432
    100  Netopia, Inc.* ........................          653
    300  Netro Corporation* ....................          828
  1,300  New Focus, Inc.* ......................        4,940
    200  Newport Corporation ...................        3,624
  6,400  Nextel Communications, Inc.,
           Class A* ............................       77,312
    200  Nu Horizons Electronics
           Corporation* ........................        1,746
    600  NVIDIA Corporation* ...................       50,826
  1,100  Oplink Communications, Inc.* ..........        1,221
    700  Packard BioScience Company* ...........        6,706

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         ELECTRONICS (CONTINUED)
    200  ParkerVision, Inc.* ................... $      3,994
    400  Pericom Semiconductor
           Corporation* ........................        6,752
    800  PerkinElmer, Inc. .....................       25,664
    900  Pixelworks, Inc.* .....................       13,428
    700  Plantronics, Inc.* ....................       13,930
    320  Plexus Corporation* ...................       11,142
    900  Power Integrations, Inc.* .............       21,321
  1,700  Power-One, Inc.* ......................       18,547
    400  Powerwave Technologies, Inc.* .........        5,840
    300  PRI Automation, Inc.* .................        5,406
  6,600  QUALCOMM, Inc.* .......................      388,410
    800  Rambus, Inc.* .........................        4,984
  1,600  Rational Software Corporation* ........       22,976
    500  Rayovac Corporation* ..................        8,550
    100  Reliability, Inc.* ....................          272
    450  REMEC, Inc.* ..........................        4,406
  1,400  RF Micro Devices, Inc.* ...............       35,644
  1,772  Riverstone Networks, Inc.* ............       16,799
    300  Rudolph Technologies, Inc.* ...........       10,800
  2,540  Sanmina Corporation* ..................       45,745
  1,100  SCI Systems, Inc.* ....................       26,950
  1,300  Scientific-Atlanta, Inc. ..............       26,702
    400  Semtech Corporation* ..................       14,932
  1,200  Sensormatic Electronics
           Corporation* ........................       28,104
    500  Silicon Laboratories, Inc.* ...........        9,995
  1,800  Silicon Storage Technology, Inc.* .....       15,714
    300  Siliconix, Inc.* ......................        8,919
    100  SMTEK International, Inc.* ............          833
  5,818  Solectron Corporation* ................       79,125
    200  Spectrian Corporation* ................        3,116
    900  SpeedFam-IPEC, Inc.* ..................        1,800
    428  Superior TeleCom, Inc. ................          835
  1,987  Symbol Technologies, Inc. .............       26,825
    400  Technitrol, Inc. ......................       10,192
    500  Tekelec* ..............................        7,810
    800  Tektronix, Inc. .......................       15,632
  1,480  TeleCorp PCS, Inc., Class A* ..........       19,980
  3,400  Tellabs, Inc.* ........................       45,288


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ELECTRONICS (CONTINUED)
  1,000  Tellium, Inc.* ........................ $      9,750
  1,500  Teradyne, Inc.* .......................       49,170
    400  Terayon Communication
           Systems, Inc.* ......................        1,668
 15,222  Texas Instruments, Inc. ...............      503,848
    300  Therma-Wave, Inc.* ....................        4,959
  1,365  Thermo Electron Corporation* ..........       29,580
    600  Thomas & Betts Corporation ............       12,846
    300  THQ, Inc.* ............................       15,945
  1,000  Three-Five Systems, Inc.* .............       19,000
    500  Tollgrade Communcations, Inc.* ........       10,850
    442  Too, Inc.* ............................       12,164
  1,300  Transmeta Corporation* ................        3,302
    650  TranSwitch Corporation* ...............        5,330
  1,115  TriQuint Semiconductor, Inc.* .........       23,638
    200  TTM Technologies, Inc.* ...............        1,650
    200  Tvia, Inc.* ...........................          398
    200  Tweeter Home Entertainment
           Group, Inc.* ........................        5,124
    400  Unitil Corporation ....................        9,640
    300  Varian Medical Systems, Inc. ..........       19,800
    300  Varian Semiconductor Equipment
           Associates, Inc.* ...................       10,320
    300  Varian, Inc.* .........................        8,907
  1,100  Viasystems Group, Inc.* ...............        2,475
    400  Vicor Corporation* ....................        8,144
  1,700  Virata Corporation* ...................       20,077
  1,062  Vishay Intertechnology, Inc.* .........       24,776
    600  VISX, Inc.* ...........................       10,488
    300  Vyyo, Inc.* ...........................          300
  1,000  Waters Corporation* ...................       33,130
    200  Western Digital Corporation* ..........          636
    500  Western Wireless Corporation,
           Class A* ............................       15,465
    100  Wilson Greatbatch
           Technologies, Inc.* .................        2,590
    700  Wink Communications, Inc.* ............        1,078
    300  WJ Communications, Inc.* ..............          990
  3,100  Xilinx, Inc.* .........................      121,024
    600  Zoran Corporation* ....................       20,610
                                                 ------------
                                                    7,199,681
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         ENERGY & UTILITIES - 3.8%
    400  Active Power, Inc.* ................... $      2,224
  4,885  AES Corporation* ......................      161,791
    500  AGL Resources, Inc. ...................       10,650
  1,000  Allegheny Energy, Inc. ................       44,080
    500  ALLETE ................................       13,080
    600  Alliant Energy Corporation ............       18,228
  1,400  Ameren Corporation ....................       57,750
  2,780  American Electric Power
           Company, Inc. .......................      127,241
    700  American Water Works
           Company, Inc. .......................       24,080
    200  Artesian Resources Corporation,
           Class A .............................        5,300
    500  Atmos Energy Corporation ..............       10,800
    100  Bangor Hydro-Electric Company* ........        2,657
    200  Black Hills Corporation ...............        6,350
    500  California Water Service Group ........       13,000
  2,500  Calpine Corporation* ..................       82,550
    500  Cascade Natural Gas Corporation .......       10,800
    248  Catalytica Energy Systems, Inc.* ......        1,972
    200  CH Energy Group, Inc. .................        8,220
    100  Chesapeake Utilities Corporation ......        1,874
  1,400  Cinergy Corporation ...................       45,080
  1,200  CMS Energy Corporation ................       28,152
    500  Conectiv, Inc. ........................       11,900
    200  Connecticut Water Service, Inc. .......        7,920
  1,700  Consolidated Edison, Inc. .............       69,530
  1,300  Constellation Energy Group, Inc. ......       39,026
    400  Covanta Energy Corporation* ...........        6,400
  2,270  Dominion Resources, Inc. ..............      142,896
    800  DPL, Inc. .............................       20,760
    400  DQE, Inc. .............................        8,480
  1,500  DTE Energy Company ....................       64,935
  6,800  Duke Energy Corporation ...............      267,308
  2,932  Dynegy, Inc., Class A .................      123,642
  2,600  Edison International ..................       35,386
  4,514  El Paso Corporation ...................      219,335
    500  Empire District Electric Company ......       10,210
    200  Energen Corporation ...................        5,080
    700  Energy East Corporation ...............       14,742
    100  EnergySouth, Inc. .....................        2,290



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         ENERGY & UTILITIES (CONTINUED)
  6,500  Enron Corporation ..................... $    227,435
  1,900  Entergy Corporation ...................       73,188
    600  Equitable Resources, Inc. .............       19,200
  2,762  Exelon Corporation ....................      150,805
  2,300  FirstEnergy Corporation ...............       75,647
  1,600  FPL Group, Inc. .......................       86,960
  1,100  GPU, Inc. .............................       41,998
    300  Hawaiian Electric Industries, Inc. ....       11,904
    400  IDACORP, Inc. .........................       15,844
    400  Kansas City Power & Light
           Company .............................       10,032
  1,100  KeySpan Corporation ...................       35,530
    900  Kinder Morgan, Inc. ...................       50,040
    400  Madison Gas & Electric Company ........        9,604
    500  MDU Resources Group, Inc. .............       14,240
    100  Middlesex Water Company ...............        3,347
  3,166  Mirant Corporation* ...................       90,706
  1,300  Montana Power Company .................        9,165
    300  National Fuel Gas Company .............       14,343
    200  New Jersey Resources
           Corporation .........................        9,000
    400  NewPower Holdings, Inc.* ..............        1,600
  1,200  Niagara Mohawk Holdings, Inc. .........       20,928
    300  NICOR, Inc. ...........................       11,628
  1,890  NiSource, Inc. ........................       47,647
  1,700  Northeast Utilities ...................       33,150
    300  Northwest Natural Gas Company .........        7,500
    100  NorthWestern Corporation ..............        2,215
    500  NRG Energy, Inc.* .....................        9,200
    495  NSTAR .................................       22,057
    300  NUI Corporation .......................        6,744
    700  OGE Energy Corporation ................       15,365
    800  ONEOK, Inc. ...........................       12,960
    800  Orion Power Holdings, Inc.* ...........       19,080
    300  Pennichuck Corporation ................        8,850
    400  Peoples Energy Corporation ............       15,720
  3,400  PG&E Corporation ......................       55,760
    803  Philadelphia Suburban
           Corporation .........................       22,163
    400  Piedmont Natural Gas
           Company, Inc. .......................       13,020

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         ENERGY & UTILITIES (CONTINUED)
    600  Pinnacle West Capital Corporation ..... $     26,766
    600  Potomac Electric Power Company ........       13,494
  1,400  PPL Corporation .......................       60,690
  1,941  Progress Energy, Inc. .................       80,920
    600  Progress Energy, Inc., CVO* ...........          270
    300  Public Service Company
           of New Mexico .......................        8,520
  1,900  Public Service Enterprise
           Group, Inc. .........................       87,970
    700  Puget Energy, Inc. ....................       17,346
    500  Questar Corporation ...................       11,320
  2,700  Reliant Energy, Inc. ..................       81,162
  1,800  Republic Services, Inc.* ..............       35,730
    300  RGS Energy Group, Inc. ................       11,565
  1,279  SCANA Corporation .....................       34,623
  1,600  Sempra Energy .........................       43,344
    600  Sierra Pacific Resources ..............       10,170
  5,800  Southern Company ......................      134,386
    503  Southern Union Company* ...............       11,769
    300  Streicher Mobile Fueling, Inc.* .......          465
  1,200  TECO Energy, Inc. .....................       34,428
  2,300  TXU Corporation .......................      109,204
    400  UGI Corporation .......................       11,200
    200  UIL Holdings Corporation ..............        9,860
    600  UniSource Energy Corporation* .........        9,960
    917  UtiliCorp United, Inc. ................       29,491
    433  Vectren Corporation ...................        8,877
    400  Veritas DGC, Inc.* ....................        5,780
    500  Western Resources, Inc. ...............        9,100
    400  WGL Holdings, Inc. ....................       10,804
  4,100  Williams Companies, Inc. ..............      133,455
    700  Wisconsin Energy Corporation ..........       16,870
    300  WPS Resources Corporation .............       10,020
  2,785  Xcel Energy, Inc. .....................       76,309
                                                 ------------
                                                    4,146,162
                                                 ------------

         ENERGY - RAW MATERIALS - 1.3%
    100  Adams Resources & Energy, Inc. ........        1,038
    100  Alpine Group, Inc.* ...................          200



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         ENERGY - RAW MATERIALS (CONTINUED)
  2,128  Anadarko Petroleum Corporation ........ $    110,124
  1,000  Apache Corporation ....................       46,930
    598  Arch Coal, Inc. .......................       10,884
    300  Atwood Oceanics, Inc.* ................        9,324
  2,900  Baker Hughes, Inc. ....................       95,526
    200  Barnwell Industries, Inc. .............        3,980
  1,600  BJ Services Company* ..................       35,888
    400  Buckeye Partners, L.P. ................       14,720
  1,800  Burlington Resources, Inc. ............       68,400
    500  Cabot Oil & Gas Corporation,
           Class A .............................       11,180
    600  Cooper Cameron Corporation* ...........       25,950
    400  Dawson Geophysical Company* ...........        3,872
  1,122  Devon Energy Corporation ..............       51,915
  1,200  ENSCO International, Inc. .............       21,888
    400  Enterprise Products Partners L.P. .....       18,520
  1,100  EOG Resources, Inc. ...................       34,782
    400  Evergreen Resources, Inc.* ............       15,140
    300  Forest Oil Corporation* ...............        7,938
    700  Friede Goldman
           International, Inc.* ................          399
  1,800  Global Marine, Inc.* ..................       25,920
    700  Grant Prideco, Inc.* ..................        7,322
    405  Greka Energy Corporation* .............        3,827
  3,700  Halliburton Company ...................      103,082
    300  Helmerich & Payne, Inc. ...............        9,168
    900  Key Energy Services, Inc.* ............        8,352
    500  Kirby Corporation .....................       12,200
    400  Louis Dreyfus Natural Gas
           Corporation* ........................       13,300
    100  Lynx Therapeutics, Inc.* ..............          591
    700  Marine Drilling Companies, Inc.* ......        9,030
    400  McDermott International, Inc. .........        4,260
    400  Mitchell Energy & Development
           Corporation, Class A ................       22,928
  1,212  Nabors Industries, Inc.* ..............       29,718
    500  Newpark Resources, Inc.* ..............        3,960
    400  NL Industries, Inc. ...................        6,460
    400  Noble Affiliates, Inc. ................       13,500
  1,200  Noble Drilling Corporation* ...........       32,640


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         ENERGY - RAW MATERIALS (CONTINUED)
  3,100  Occidental Petroleum Corporation ...... $     85,312
    200  Offshore Logistics, Inc.* .............        3,780
    400  Penn Virginia Corporation .............       13,976
    600  Plains All America Pipeline, L.P. .....       16,926
    100  Plains Resources, Inc.* ...............        2,715
    300  Prima Energy Corporation* .............        7,116
    600  Reliant Resources, Inc.* ..............       11,808
    700  Rowan Companies, Inc.* ................       10,885
    100  Royale Energy, Inc.* ..................          800
  5,100  Schlumberger, Ltd. ....................      249,900
    500  Smith International, Inc.* ............       23,200
    400  Swift Energy Company* .................        9,284
    500  Tidewater, Inc. .......................       15,555
    200  Tom Brown, Inc.* ......................        4,760
    600  Trico Marine Services, Inc.* ..........        4,806
  1,000  USEC, Inc. ............................        7,300
    400  Valero Energy Corporation .............       16,600
  1,100  Weatherford International, Inc.* ......       36,597
    500  Western Gas Resources, Inc. ...........       15,375
                                                 ------------
                                                    1,431,551
                                                 ------------

         FOOD & AGRICULTURE - 3.3%
    100  7-Eleven, Inc.* .......................        1,268
    600  Andersons, Inc. .......................        5,640
  5,901  Archer-Daniels-Midland Company ........       79,250
    500  Aurora Foods, Inc.* ...................        2,095
    700  Bob Evans Farms, Inc. .................       15,638
  3,500  Campbell Soup Company .................       98,665
 21,900  Coca-Cola Company .....................    1,065,873
  3,400  Coca-Cola Enterprises, Inc. ...........       51,578
  4,373  ConAgra, Inc. .........................      100,360
    500  Corn Products International, Inc. .....        6,500
    300  Dean Foods Company ....................       12,933
    800  Del Monte Foods Company* ..............        7,184
    400  Delta & Pine Land Company .............        8,080
    600  Dole Food Company, Inc. ...............       14,394
    400  Dreyer's Grand Ice Cream, Inc. ........       11,968
    700  Eden Bioscience Corporation* ..........        7,329
    100  Embrex, Inc.* .........................        1,670
    100  Fleming Companies, Inc. ...............        2,960


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         FOOD & AGRICULTURE (CONTINUED)
    100  Fresh America Corporation* ............ $         15
    400  Fresh Brands, Inc. ....................        6,040
    300  Fresh Del Monte Produce, Inc.* ........        4,455
    200  Gehl Company ..........................        3,640
  2,600  General Mills, Inc. ...................      115,284
    100  Griffin Land & Nurseries, Inc.* .......        1,592
    350  Group 1 Software, Inc.* ...............        4,445
    300  Hain Celestial Group, Inc.* ...........        6,738
  3,100  Heinz (H.J.) Company ..................      140,058
  1,300  Hershey Foods Corporation .............       83,824
  1,000  Hormel Foods Corporation ..............       25,470
    540  IBP, Inc. .............................       13,500
  1,000  IMC Global, Inc. ......................       11,810
    200  International Multifoods
           Corporation .........................        4,144
    600  Interstate Bakeries Corporation .......       14,820
  3,500  Kellogg Company .......................      111,965
    100  LESCO, Inc. ...........................        1,110
    400  Marsh Supermarkets, Inc., Class B .....        5,710
    100  Maui Land & Pineapple
           Company, Inc. .......................        2,660
    600  McCormick & Company, Inc. .............       27,120
    200  Mississippi Chemical Corporation ......          640
    400  Monsanto Company ......................       13,644
    100  Neogen Corporation* ...................        1,329
    200  Odwalla, Inc.* ........................        1,580
  1,500  Pepsi Bottling Group, Inc. ............       66,225
  1,000  PepsiAmericas, Inc. ...................       15,700
 15,430  PepsiCo, Inc. .........................      725,210
    150  Pilgrim's Pride Corporation,
           Class A .............................        1,577
    600  Pilgrim's Pride Corporation,
           Class B* ............................        8,730
    700  Ralcorp Holdings, Inc.* ...............       14,154
  2,700  Ralston Purina Group ..................       88,236
    500  Sanderson Farms, Inc. .................        6,940
  6,700  Sara Lee Corporation ..................      147,400
    300  Scotts Company (The), Class A* ........       12,039
    100  Seneca Foods Corporation,
           Class A* ............................        1,317

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         FOOD & AGRICULTURE (CONTINUED)
    300  Sensient Technologies
           Corporation ......................... $      6,597
    300  Smithfield Foods, Inc.* ...............       13,275
    400  Smucker (J.M.) Company, Class A .......       11,192
    100  Standard Commercial Corporation .......        1,860
    300  Suiza Foods Corporation* ..............       17,394
    900  SUPERVALU, Inc. .......................       18,882
  6,200  Sysco Corporation .....................      173,724
    400  Tasty Baking Company ..................        7,672
    321  Tootsie Roll Industries, Inc. .........       12,692
  1,500  Tyson Foods, Inc., Class A ............       15,825
    400  Village Super Market, Inc.,
           Class A* ............................        7,536
    400  Whole Foods Market, Inc.* .............       14,076
    450  Wild Oats Markets, Inc.* ..............        4,014
  1,900  Wrigley (Wm.) Jr. Company .............       95,266
                                                 ------------
                                                    3,592,511
                                                 ------------

         GOLD - 0.1%
    700  Comstock Resources, Inc.* .............        4,970
  1,800  Homestake Mining Company ..............       14,904
  2,200  Newmont Mining Corporation ............       45,628
                                                 ------------
                                                       65,502
                                                 ------------

         INSURANCE - 4.1%
    600  21st Century Insurance Group ..........       11,466
  1,200  Aetna, Inc.* ..........................       35,880
  4,700  AFLAC, Inc. ...........................      129,344
    600  Alfa Corporation ......................       13,896
    100  Alleghany Corporation .................       21,630
    400  Allmerica Financial Corporation .......       21,308
  6,300  Allstate Corporation ..................      213,759
    900  Ambac Financial Group, Inc. ...........       53,280
    500  American Financial Group, Inc. ........       11,710
 23,006  American International
           Group, Inc. .........................    1,799,038
    200  American National Insurance
           Company .............................       15,782
    200  AmerUs Group Company ..................        6,196
  2,400  Aon Corporation .......................       89,160
    300  Arch Capital Group Ltd.* ..............        5,310



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         INSURANCE (CONTINUED)
    500  Argonaut Group, Inc. .................. $      8,795
    400  Berkley (W.R.) Corporation ............       15,240
  1,600  Chubb Corporation .....................      108,000
  1,300  CIGNA Corporation .....................      117,000
  1,400  Cincinnati Financial Corporation ......       56,000
  1,600  CNA Financial Corporation* ............       44,432
    400  Commerce Group, Inc. ..................       14,960
  3,100  Conseco, Inc. .........................       28,458
    700  Copart, Inc.* .........................       17,241
    700  Crawford & Company, Class B ...........        9,135
    310  Delphi Financial Group, Inc.,
           Class A* ............................       11,135
    400  Erie Indemnity Company, Class A .......       14,456
    300  FBL Financial Group, Inc., Class A ....        5,670
    440  Fidelity National Financial, Inc. .....       10,666
    667  First American Financial
           Corporation .........................       12,206
    200  First United Corporation ..............        3,350
    100  FPIC Insurance Group, Inc.* ...........        1,388
    800  Fremont General Corporation ...........        4,688
    400  Gallagher (Arthur J.) & Company .......       10,604
    200  Harleysville Group, Inc. ..............        4,850
  2,100  Hartford Financial Services
           Group, Inc. .........................      136,080
    600  HCC Insurance Holdings, Inc. ..........       15,132
    200  HealthAxis, Inc.* .....................          200
    500  Horace Mann Educators
           Corporation .........................       10,100
    600  I.C.H. Corporation* ...................        2,490
    100  Insurance Management Solutions
           Group, Inc.* ........................          165
  1,200  Jefferson-Pilot Corporation ...........       55,824
    100  Kansas City Life Insurance
           Company .............................        3,874
  1,800  Lincoln National Corporation ..........       89,748
  1,800  Loews Corporation .....................       87,876
    100  Markel Corporation* ...................       18,492
  2,400  Marsh & McLennan
           Companies, Inc. .....................      222,960
  1,500  MBIA, Inc. ............................       81,015
    200  Merchants Group, Inc. .................        4,430

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         INSURANCE (CONTINUED)
    300  Mercury General Corporation ........... $     11,790
  6,500  MetLife, Inc. .........................      198,250
  1,100  MGIC Investment Corporation ...........       76,890
    400  MONY Group, Inc.* .....................       14,000
    200  Nationwide Financial
           Services, Inc., Class A .............        9,020
    100  Navigators Group, Inc.* ...............        1,910
    100  NYMAGIC, Inc. .........................        2,000
    600  Ohio Casualty Corporation .............        8,286
    800  Old Republic International
           Corporation .........................       21,480
    300  Penn Treaty American
           Corporation* ........................        1,050
    200  Penn-America Group, Inc. ..............        2,000
    100  Philadelphia Consolidated
           Holding Corporation* ................        2,980
    115  Proassurance Corporation* .............        2,079
    700  Progressive Corporation ...............       90,489
    500  Protective Life Corporation ...........       14,915
  1,020  Radian Group, Inc. ....................       40,912
    400  Reinsurance Group
           of America, Inc. ....................       14,760
  1,200  Reliance Group Holdings, Inc. .........           13
    300  RLI Corporation .......................       13,404
  1,200  SAFECO Corporation ....................       36,096
    300  SCPIE Holdings, Inc. ..................        6,309
    200  Selective Insurance Group, Inc. .......        5,024
    300  Sntl Corporation ......................           63
  1,900  St. Paul Companies, Inc. ..............       79,857
    400  The PMI Group, Inc. ...................       26,080
  1,300  Torchmark Corporation .................       54,912
    450  Transatlantic Holdings, Inc. ..........       33,007
    100  Triad Guaranty, Inc.* .................        3,593
    400  UICI* .................................        6,000
    100  United Fire & Casualty Company ........        2,847
    500  Unitrin, Inc. .........................       18,400
  2,157  UnumProvident Corporation .............       60,439
    400  Zenith National Insurance
           Corporation .........................       12,000
                                                 ------------
                                                    4,525,274
                                                 ------------


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         INTERNATIONAL OIL - 3.0%
    100  ATP Oil & Gas Corporation* ............ $        915
  5,700  Chevron Corporation ...................      517,275
 60,540  Exxon Mobil Corporation ...............    2,430,681
  1,000  Santa Fe International Corporation ....       25,300
  4,800  Texaco, Inc. ..........................      334,320
                                                 ------------
                                                    3,308,491
                                                 ------------

         LIQUOR - 0.4%
  8,100  Anheuser-Busch Companies, Inc. ........      348,624
    500  Brown-Forman Corporation,
           Class B .............................       32,250
    400  Constellation Brands, Inc.,
           Class A* ............................       16,940
    200  Coors (Adolph) Company,
           Class B .............................        9,260
    200  Genesee Corporation, Class B ..........        5,100
    200  Robert Mondavi Corporation,
           Class A* ............................        8,450
                                                 ------------
                                                      420,624
                                                 ------------

         MEDIA - 4.4%
    600  Ackerley Group, Inc. ..................        8,106
    600  AMC Entertainment, Inc. ...............        7,056
  1,600  American Tower Corporation,
           Class A .............................       23,152
 39,154  AOL Time Warner, Inc.* ................    1,462,402
    300  At Comm Corporation* ..................            9
    300  Banta Corporation .....................        8,997
    600  Belo (A.H.) Corporation, Class A ......       10,944
  1,100  Cablevision Systems Corporation,
           Class A* ............................       51,370
    800  Carmike Cinemas, Inc., Class A* .......          324
  2,500  Charter Communications, Inc.,
           Class A* ............................       50,500
  5,157  Clear Channel
           Communications, Inc.* ...............      259,242
    837  CNET Networks, Inc.* ..................        7,684
  8,520  Comcast Corporation, Special
           Class A .............................      312,088




                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MEDIA (CONTINUED)
    200  Consolidated Graphics, Inc.* .......... $      4,230
  4,938  Cox Communications, Inc.,
           Class A* ............................      196,335
 18,500  Disney (Walt) Company .................      470,455
    900  Donnelley (R.R.) & Sons
           Company .............................       26,838
    700  Dow Jones & Company, Inc. .............       38,416
  2,100  EchoStar Communications
           Corporation, Class A* ...............       59,136
    400  Emmis Communications
           Corporation, Class A* ...............        9,592
    400  Entercom Communications
           Corporation* ........................       16,732
    300  Entravision Communications,
           Class A* ............................        3,639
  2,000  Fox Entertainment Group, Inc.,
           Class A* ............................       49,040
  2,300  Gannett Company, Inc. .................      141,818
  1,100  Gray Communications
           System, Inc., Class B ...............       15,367
    500  Harte-Hanks, Inc. .....................       11,920
    900  Hispanic Broadcasting
           Corporation* ........................       18,576
    900  Hollinger International, Inc. .........       11,745
    400  Hungry Minds, Inc.* ...................        2,424
    200  ImageX.com, Inc.* .....................          202
    500  Insight Communications
           Company, Inc.* ......................       11,395
    200  Intraware, Inc.* ......................          232
    500  Journal Register Company* .............        8,840
    600  Knight-Ridder, Inc. ...................       36,360
    400  Lee Enterprises, Inc. .................       13,216
    400  Liberty Digital, Inc., Class A* .......        2,000
    800  Loews Cineplex Entertainment
           Corporation* ........................           84
    400  McClatchy Company, Class A ............       17,200
  1,900  McGraw-Hill Companies, Inc. ...........      112,575
    300  Media General, Inc., Class A ..........       14,910
    700  Mediacom Communications
           Corporation* ........................       12,096
    200  Medialink Worldwide, Inc.* ............          968



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MEDIA (CONTINUED)
    300  Meredith Corporation .................. $      9,765
  1,500  Metro-Goldwyn-Mayer, Inc.* ............       25,500
    100  N2H2, Inc.* ...........................           46
  1,300  New York Times Company,
           Class A .............................       55,575
     31  News Corporation Ltd.-
           Sponsored ADR Preferred .............          860
    100  NewsEdge Corporation* .................          228
  1,300  PanAmSat Corporation* .................       38,584
    200  Penton Media, Inc. ....................        2,520
    500  Playboy Enterprises, Inc., Class B* ...        6,825
  1,368  PRIMEDIA, Inc.* .......................        6,635
    200  Quipp, Inc. ...........................        3,350
    500  Radio One, Inc.* ......................        7,665
  1,300  Reader's Digest Association, Inc.,
           Class A .............................       24,310
    100  Salem Communications
           Corporation, Class A* ...............        2,110
    400  Scholastic Corporation* ...............       15,572
    600  Scripps (E.W.) Company, Class A .......       39,270
    300  Sinclair Broadcast Group, Inc.,
           Class A* ............................        2,970
    100  Tag-It Pacific, Inc.* .................          394
    400  TiVo, Inc.* ...........................        2,324
  2,601  Tribune Company .......................      102,531
  1,900  Univision Communications, Inc.,
           Class A* ............................       56,677
  2,700  USA Networks, Inc.* ...................       62,532
    300  Valassis Communications, Inc.* ........       10,626
    100  ValueVision International, Inc.,
           Class A* ............................        1,812
 15,648  Viacom, Inc., Class B* ................      663,475
    100  Washington Post Company,
           Class B .............................       57,350
  1,300  Westwood One, Inc. ....................       37,050
    600  Wiley (John) & Sons, Inc., Class A ....       12,090
    300  XM Satellite Radio
           Holdings, Inc., Class A* ............        3,015
    400  Young Broadcasting, Inc.,
           Class A* ............................        9,100
                                                 ------------
                                                    4,768,976
                                                 ------------
                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MISCELLANEOUS - 0.3%
    100  3Dshopping.com* ....................... $          2
    400  Accelerated Networks, Inc.* ...........           92
    600  Acme Communications, Inc.* ............        3,744
    100  AeroGen, Inc.* ........................          482
    100  Alaska Communications Systems
           Holdings, Inc.* .....................          848
    200  Alliance Resource Partners, L.P. ......        4,860
    300  American Home Mortgage
           Holdings, Inc. ......................        4,470
    100  American Mortgage Acceptance
           Company .............................        1,425
    450  ANC Rental Corporation* ...............        1,823
    600  AT&T Latin America Corporation,
           Class A* ............................        1,632
     50  Avenue A, Inc.* .......................           68
    400  Be Free, Inc.* ........................          720
    500  Be, Inc.* .............................           75
    100  billserv.com, Inc.* ...................          153
    100  Braun Consulting, Inc.* ...............          725
    200  Breakaway Solutions, Inc.* ............            9
     36  Brokat AG, ADR* .......................           23
    100  C-bridge Internet Solutions, Inc.* ....           66
    300  Caldera International, Inc.* ..........          159
    798  CGI Group Inc., Class A* ..............        4,373
    400  Ciphergen Biosystems, Inc.* ...........        1,672
    100  Cobalt Group, Inc.* ...................          343
    100  Coca-Cola Bottling Company
           Consolidated ........................        4,035
     39  Cybear Group* .........................           23
    600  Data Return Corporation* ..............          396
    900  Dendreon Corporation* .................        8,685
    200  Ditech Communications
           Corporation* ........................        1,282
    500  DSL.net, Inc.* ........................          150
    300  E-LOAN, Inc.* .........................          219
    300  EasyLink Services Corporation* ........           90
    700  Ecometry Corporation* .................          987
    100  Educational Video
           Conferencing, Inc.* .................          157
    300  eMagin Corporation* ...................          387
    100  Energy Partners, Ltd.* ................          915


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MISCELLANEOUS (CONTINUED)
  1,000  Extreme Networks, Inc.* ............... $     15,970
    200  FiberNet Telecom Group, Inc.* .........          108
  4,400  Finisar Corporation* ..................       43,384
    120  Flowers Foods, Inc.* ..................        4,848
    700  Frontline Capital Group* ..............          182
    300  Global Power Equipment
           Group, Inc.* ........................        4,284
    100  GlobalNet Financial.com, Inc. .........           45
    400  GoAmerica, Inc.* ......................          552
     14  Havas Advertising - ADR W I ...........          127
    700  i3 Mobile, Inc.* ......................        1,988
    400  iBeam Broadcasting Corporation* .......           40
    100  InforMax, Inc.* .......................          444
    100  Internet America, Inc.*(DAGGER) .......           50
    100  Interspeed, Inc.* .....................            3
      4  InterWorld Corporation* ...............            3
    100  Ista Pharmaceuticals Inc.* ............          239
    500  ixL Enterprises, Inc.* ................          160
    100  Jupiter Media Metrix, Inc.* ...........           76
  2,300  Kraft Foods, Inc. .....................       74,175
    300  Lexicom Genetics, Inc. ................        2,745
    200  Liquid Audio, Inc.* ...................          478
    300  Management Network Group, Inc.* .......        1,800
    400  MicroFinancial, Inc. ..................        5,368
    100  MutualFirst Financial, Inc. ...........        1,525
    400  National Information
           Consortium, Inc.* ...................        1,224
    400  NaviSite, Inc.* .......................          160
     42  NCO Portfolio Management, Inc.* .......          323
    100  Netgateway, Inc.* .....................           52
    100  Netsol International, Inc.* ...........           17
    300  Network Access Solutions
           Corporation* ........................           63
    700  NetZero, Inc.* ........................          357
    500  Niku Corporation* .....................          285
    200  Nucentrix Broadband
           Networks, Inc.* .....................        1,810
    500  OmniSky Corporation* ..................          355
    200  On2.com, Inc.* ........................          124
  1,483  Openwave Systems, Inc.* ...............       23,787

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MISCELLANEOUS (CONTINUED)
    100  OraPharma, Inc.* ...................... $        524
    300  OTG Software, Inc.* ...................        1,863
    200  Paradyne Networks, Inc.* ..............          370
    100  Peabody Energy Corporation ............        2,840
    100  Promotions.com, Inc.* .................           21
    800  Sage, Inc.* ...........................       14,384
    800  Sagent Technology, Inc.* ..............        1,360
    200  SFBC International, Inc.* .............        2,638
    300  Silicon Image, Inc.* ..................        1,110
    600  SoundView Technology
           Group, Inc.* ........................        1,104
    400  Support.com, Inc.* ....................        1,460
    100  TeleCommunication Systems, Inc.,
           Class A* ............................          110
    205  Tumbleweed Communications
           Corporation* ........................          683
    300  U. S. Laboratories, Inc.* .............        2,984
    200  U.S. Interactive, Inc.* ...............            2
    100  United Therapeutics Corporation* ......        1,350
    100  US SEARCH.com, Inc.* ..................          163
    700  Valley Media, Inc.* ...................          963
    100  Viador, Inc.* .........................           22
    200  Vicinity Corporation* .................          296
    800  Virologic, Inc.* ......................        1,744
    200  Webvan Group, Inc.* ...................            1
    600  Xcare.net, Inc.* ......................        9,846
    200  Zengine, Inc.* ........................          710
                                                 ------------
                                                      278,789
                                                 ------------

         MISCELLANEOUS FINANCE - 8.8%
    330  1st Source Corporation ................        7,613
    300  Acacia Research Corporation* ..........        3,498
    100  Acadiana Bancshares, Inc. .............        2,150
    200  Affiliated Managers Group, Inc.* ......       14,180
    500  Airlease Ltd. - LP ....................        4,920
    200  Alexandria Real Estate
           Equities, Inc. ......................        7,998
    600  Alliance Capital Management
           Holding L.P. ........................       31,416
    500  Allied Capital Corporation ............       11,800



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE (CONTINUED)
    600  AMB Property Corporation .............. $     15,378
    500  AMCORE Financial, Inc. ................       11,125
    100  American Bank of Connecticut ..........        3,116
 11,600  American Express Company ..............      422,472
    100  American Land Lease, Inc. .............        1,337
    700  AmeriCredit Corporation* ..............       32,312
  1,300  Ameritrade Holding Corporation,
           Class A* ............................        7,748
    500  Amli Residential Properties Trust .....       12,005
    500  Annaly Mortgage
           Management, Inc. ....................        6,525
    472  Apartment Investment &
           Management Company, Class A .........       22,656
    800  Archstone Communities Trust ...........       21,600
    400  Arden Realty, Inc. ....................       10,640
    100  ASB Financial Corporation .............        1,040
    400  Astoria Financial Corporation .........       23,600
    600  Avalonbay Communities, Inc. ...........       30,294
    200  Bank of the Ozarks, Inc. ..............        4,422
  1,000  BankUnited Financial
           Corporation, Class A* ...............       12,660
    100  Banner Corporation ....................        2,248
    500  Bay View Capital Corporation ..........        3,725
    955  Bear Stearns Companies, Inc ...........       49,842
    200  Bedford Property Investors, Inc. ......        4,210
    389  Berkshire Hathaway, Inc., Class B* ....      899,368
    200  BlackRock, Inc.* ......................        7,610
    200  BOK Financial Corporation* ............        6,054
    500  Brandywine Realty Trust ...............       11,225
    400  BRE Properties, Inc., Class A .........       12,580
    300  Cabot Industrial Trust ................        6,276
    600  Cadiz, Inc.* ..........................        5,316
    400  Camden Property Trust .................       15,140
  1,800  Capital One Financial Corporation .....      100,098
    100  Captec Net Lease Realty, Inc. .........        1,200
    400  CarrAmerica Realty Corporation ........       12,872
    900  Cash America International, Inc. ......        7,605
    300  Cathay Bancorp, Inc. ..................       17,037


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE (CONTINUED)
    100  CBL & Associates Properties, Inc. ..... $      3,132
    100  CCF Holding Company ...................        1,650
    300  CenterPoint Properties
           Corporation .........................       14,625
    100  Charter Municipal Mortgage
           Acceptance Company ..................        1,568
  1,702  Charter One Financial, Inc. ...........       49,698
    300  Chateau Communities, Inc. .............        8,850
    100  Chelsea Property Group, Inc. ..........        4,960
 44,179  Citigroup, Inc. .......................    2,021,189
    300  Citizens First Financial
           Corporation .........................        5,040
    200  Classic Bancshares, Inc. ..............        2,930
    100  Coastal Bancorp, Inc. .................        3,590
    300  Colonial Properties Trust .............        8,991
    200  Columbia Financial of
           Kentucky, Inc. ......................        2,256
    700  Commercial Federal Corporation ........       17,640
    800  CompuCredit Corporation* ..............        8,024
    100  Cornerstone Realty Income
           Trust, Inc. .........................        1,081
    366  Corrections Corporation of
           America* ............................        5,325
  1,300  Countrywide Credit
           Industries, Inc. ....................       53,950
    450  Cousins Properties, Inc. ..............       11,318
  1,000  Crescent Real Estate Equities
           Company .............................       23,550
    357  CVB Financial Corporation .............        7,497
    600  Developers Diversified Realty
           Corporation .........................       11,220
  1,100  Dime Bancorp, Inc. ....................       42,460
    400  Downey Financial Corporation ..........       19,100
    100  DVI, Inc.* ............................        1,723
  2,637  E*TRADE Group, Inc.* ..................       16,877
    600  Eaton Vance Corporation ...............       19,860
    600  Edwards (A.G.), Inc. ..................       24,480
  3,545  Equity Office Properties Trust ........      113,759
  1,077  Equity Residential Properties
           Trust ...............................       63,446
    300  Essex Property Trust, Inc. ............       15,630


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MISCELLANEOUS FINANCE (CONTINUED)
  8,900  Fannie Mae ............................ $    678,269
    750  Federated Investors, Inc., Class B ....       21,338
    200  FFD Financial Corporation .............        2,300
    400  Financial Federal Corporation* ........       11,020
  1,400  FINOVA Group, Inc. ....................        5,544
    264  First Federal Bankshares, Inc. ........        3,400
    300  First Financial Corporation ...........       13,041
    500  First Industrial Realty Trust, Inc. ...       15,785
    100  FirstCity Financial Corporation* ......          180
    450  Flagstar Bancorp, Inc. ................        9,891
    300  Flushing Financial Corporation ........        4,785
  2,600  Franklin Resources, Inc. ..............      106,678
  6,300  Freddie Mac ...........................      396,144
    200  G&L Realty Corporation ................        2,474
    200  Gabelli Asset Management, Inc.,
           Class A* ............................        8,480
    100  Gables Residential Trust ..............        3,055
    462  Glacier Bancorp, Inc. .................        8,644
    100  Glenborough Realty Trust, Inc. ........        2,075
  1,600  Golden State Bancorp, Inc.* ...........       48,032
  1,400  Golden West Financial
           Corporation .........................       81,018
  1,200  Goldman Sachs Group, Inc. .............       96,120
    300  Golf Trust of America, Inc. ...........        2,484
    100  GraphOn Corporation* ..................          155
    800  GreenPoint Financial Corporation ......       31,536
    400  GS Financial Corporation ..............        6,126
    100  Guaranty Financial Corporation ........          830
    400  Health Care Property
           Investors, Inc. .....................       14,184
    400  Health Care REIT, Inc. ................        9,904
    400  Healthcare Realty Trust, Inc. .........       10,464
    500  Heller Financial, Inc., Class A .......       26,630
    300  HF Financial Corporation ..............        3,420
    500  Highwoods Properties, Inc. ............       12,635
    400  Hospitality Properties Trust ..........       11,408
  4,100  Household International, Inc. .........      242,310
    700  HRPT Properties Trust .................        6,111
    400  IndyMac Bancorp, Inc.* ................       10,548
    500  Innkeepers USA Trust ..................        5,725
  1,500  Instinet Group, Inc.* .................       17,715


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE (CONTINUED)
    390  International Bancshares
           Corporation ......................... $     14,898
    259  Investment Technology
           Group, Inc.* ........................       15,019
    200  Investors Financial Services
           Corporation .........................       12,810
    200  Investors Title Cmpany ................        3,460
    664  iStar Financial, Inc. .................       17,882
    200  ITLA Capital Corporation* .............        3,620
    400  ITT Educational Services, Inc.* .......       13,336
    100  Jacksonville Bancorp, Inc. ............        2,045
    200  Jefferies Group, Inc. .................        6,660
  2,600  John Hancock Financial
           Services, Inc.* .....................      103,870
    200  John Nuveen Company, Class A ..........       13,082
    200  JP Realty, Inc. .......................        4,540
    300  Keystone Property Trust ...............        4,017
    400  Kimco Realty Corporation ..............       19,188
    700  Klamath First Bancorp, Inc. ...........        9,975
  1,300  Knight Trading Group, Inc.* ...........       13,520
    500  Koger Equity, Inc. ....................        8,625
    300  LabOne, Inc. ..........................        2,775
    800  LaBranche & Company, Inc.* ............       21,008
    500  Legg Mason, Inc. ......................       22,355
  2,200  Lehman Brothers Holdings, Inc. ........      144,430
    400  Leucadia National Corporation .........       13,084
    200  Lexington Corporate Properties
           Trust ...............................        2,820
    400  Liberty Financial Companies, Inc. .....       13,080
    500  Liberty Property Trust ................       15,250
    600  LTC Properties, Inc. ..................        2,754
    500  Mack-Cali Realty Corporation ..........       14,450
    300  Mahaska Investment Company ............        3,555
    800  Mail-Well, Inc.* ......................        4,200
     40  Major Automotive
           Companies, Inc.* ....................          112
    100  Malan Realty Investors, Inc. ..........          871
    300  Manufactured Home
           Communities, Inc. ...................        8,775
    100  Matrix Bancorp, Inc.* .................        1,113
  7,800  MBNA Corporation ......................      271,128




                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE (CONTINUED)
    100  McGrath Rentcorp ...................... $      2,499
    550  MDC Holdings, Inc. ....................       16,775
  7,400  Merrill Lynch & Company, Inc. .........      381,840
    300  MessageMedia, Inc.* ...................           96
    400  Midas, Inc. ...........................        5,600
    200  Mills Corporation .....................        4,720
    300  Mississippi Valley Bancshares, Inc. ...       10,920
  1,200  Moody's Corporation ...................       41,268
  9,700  Morgan Stanley Dean Witter
           & Company ...........................      517,495
    100  MSB Financial, Inc. ...................        1,185
    100  Mystic Financial, Inc. ................        1,525
    200  National Golf Properties, Inc. ........        3,684
    200  Nationwide Health Properties, Inc. ....        3,702
    600  Neuberger Berman, Inc. ................       26,232
    300  New Century Financial
           Corporation* ........................        3,105
    800  New Plan Excel Realty Trust, Inc. .....       14,120
    500  NextCard, Inc.* .......................        4,465
    420  Northrim Bank .........................        5,922
    100  Oregon Trail Financial Corporation ....        1,580
    200  Pacific Capital BanCorporation ........        5,990
  1,800  Pacific Northwest Bancorp .............       39,150
    400  Parkway Properties, Inc. ..............       12,808
    200  Penford Corporation ...................        2,148
    300  Peoples Holding Company ...............        9,675
    200  Philips International Realty
           Corporation .........................          700
    200  PHS Bancorp, Inc. .....................        3,450
    200  PMC Commercial Trust, SBI .............        3,020
    600  Point West Capital Corporation*(DAGGER)           60
    400  Prentiss Properties Trust .............       11,332
  1,210  ProLogis Trust ........................       26,608
    120  Promistar Financial Corporation .......        2,822
  2,500  Providian Financial Corporation .......       97,650
    200  PS Financial, Inc. ....................        2,768
    686  Public Storage, Inc. ..................       22,748
    254  PVF Capital Corporation ...............        3,303
    400  Raymond James Financial, Inc. .........       11,328
    400  Realty Income Corporation .............       11,480

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         MISCELLANEOUS FINANCE (CONTINUED)
  1,100  Reckson Associates Realty
           Corporation ......................... $     25,190
    600  Redwood Trust, Inc.* ..................       13,944
    600  Regency Centers Corporation ...........       15,288
    300  Resource Bancshares Mortgage
           Group, Inc. .........................        2,685
    300  RFS Hotel Investors, Inc. .............        4,050
    600  Roslyn Bancorp, Inc. ..................       11,304
    450  Santander BanCorp .....................        8,721
 11,864  Schwab (Charles) Corporation ..........      147,825
    800  Security Capital Group, Inc.,
           Class B* ............................       16,600
    800  SEI Investments Company ...............       32,832
     70  Senior Housing Properties Trust .......          965
    300  Siebert Financial Corporation .........        1,335
    300  Smith Charles E. Residential
           Realty, Inc. ........................       15,909
    100  SNB Bancshares, Inc. ..................        1,425
    100  Southern Banc Company, Inc. ...........        1,003
    399  Southwest Securities Group, Inc. ......        8,471
  1,800  Sovereign Bancorp, Inc. ...............       19,944
    110  Stan Lee Media, Inc.* .................            7
    200  Staten Island Bancorp, Inc. ...........        5,560
    400  Stewart Information Services
           Corporation .........................        7,000
  1,800  Stilwell Financial, Inc.* .............       51,480
    100  Storage USA, Inc. .....................        3,770
    200  Student Loan Corporation ..............       15,120
  1,200  T. Rowe Price Group, Inc. .............       44,868
    100  Tanger Factory Outlet
           Centers, Inc. .......................        2,195
    220  Tarragon Realty Investors, Inc. .......        2,640
    400  Taubman Centers, Inc. .................        5,380
    236  Transcontinental Realty
           Investors, Inc. .....................        2,950
    600  Tucker Anthony Sutro Corporation ......       14,244
  1,000  United Dominion Realty
           Trust, Inc. .........................       14,500
  1,200  UnitedGlobalCom, Inc., Class A* .......        5,604
    400  Universal Health Realty
           Income Trust ........................        9,200

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         MISCELLANEOUS FINANCE (CONTINUED)
  1,400  USA Education, Inc. ................... $    110,894
    200  W Holding Company, Inc. ...............        3,022
    950  Waddell & Reed Financial, Inc.,
           Class A .............................       29,811
    581  Washington Federal, Inc. ..............       14,420
  7,990  Washington Mutual, Inc. ...............      299,146
    300  Washington Real Estate
           Investment Trust ....................        7,308
    100  Waypoint Financial Corporation ........        1,360
    404  Webster Financial Corporation .........       13,138
    300  Weingarten Realty Investors ...........       14,073
    100  Wesco Financial Corporation ...........       33,200
    100  White Mountains Insurance
           Group, Inc. .........................       33,800
    100  Willow Grove Bancorp, Inc. ............        1,625
    100  Winfield Capital Corporation* .........          148
                                                 ------------
                                                    9,596,822
                                                 ------------

         MOTOR VEHICLES - 1.2%
    400  A.S.V., Inc.* .........................        5,960
    650  ArvinMeritor, Inc. ....................       11,505
    300  BorgWarner, Inc. ......................       15,330
    100  Cascade Corporation* ..................        1,290
    900  Coachmen Industries, Inc. .............       11,574
    400  CSK Auto Corporation* .................        3,420
    300  Cummins Engine Company, Inc. ..........       11,325
  1,200  Dana Corporation ......................       23,520
  5,076  Delphi Automotive Systems
           Corporation .........................       76,089
    500  Donaldson Company, Inc. ...............       14,925
    700  Eaton Corporation .....................       50,351
    400  Federal-Mogul Corporation .............          404
    500  Fleetwood Enterprises, Inc. ...........        7,400
 16,535  Ford Motor Company ....................      328,551
  4,800  General Motors Corporation ............      262,800
  7,400  General Motors Corporation,
           Class H .............................      138,010
    700  Gentex Corporation* ...................       20,930
  1,400  Genuine Parts Company .................       43,064



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------



         MOTOR VEHICLES (CONTINUED)
  2,600  Harley-Davidson, Inc. ................. $    126,334
    100  Keystone Automotive
           Industries, Inc.* ...................        1,472
    700  Lear Corporation* .....................       25,368
    100  Lithia Motors, Inc., Class A* .........        1,680
    400  Navistar International Corporation* ...       13,708
    200  Noble International, Ltd.* ............        1,262
    600  O'Reilly Automotive, Inc.* ............       18,720
    300  Oshkosh Truck Corporation .............       11,175
  2,600  Return Assured, Inc.* .................          117
    600  Rush Enterprises, Inc.* ...............        4,530
    400  Smith (A.O.) Corporation ..............        6,740
    400  Sonic Automotive, Inc.* ...............        7,040
    417  SPX Corporation .......................       48,476
    300  Stoneridge, Inc.* .....................        2,655
    300  Superior Industries
           International, Inc. .................       11,505
    100  Thor Industries, Inc. .................        3,170
  1,600  Visteon Corporation ...................       27,360
    400  Winnebago Industries, Inc. ............       11,560
                                                 ------------
                                                    1,349,320
                                                 ------------

         NON-DURABLES & ENTERTAINMENT - 1.1%
    300  Action Performance
           Companies, Inc.* ....................        8,295
    700  American Greetings Corporation,
           Class A .............................        9,254
    300  Ark Restaurants Corporation* ..........        2,850
    200  barnesandnoble.com, inc.* .............          246
    300  Boston Celtics, L.P.* .................        2,880
    220  Bowl America, Inc., Class A ...........        2,288
    900  Brinker International, Inc.* ..........       23,940
    100  Canterbury Park Holding
           Corporation* ........................          718
    800  CBRL Group, Inc.* .....................       16,848
    450  CEC Entertainment, Inc.* ..............       16,942
    400  Cedar Fair, L.P. ......................        8,060
  1,000  Centillium Commuications, Inc.* .......       12,300
    300  Cheesecake Factory (The), Inc.* .......        9,120
    300  Churchill Downs, Inc. .................        9,672
    600  CKE Restaurants, Inc. .................        3,948


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    200  Cooker Restaurant Corporation ......... $        184
  2,700  Corvis Corporation* ...................        5,319
  1,200  Darden Restaurants, Inc. ..............       34,344
    600  Dave & Buster's, Inc.* ................        4,482
    100  Diedrich Coffee, Inc.* ................          346
    100  Dixon Ticonderoga Company* ............          350
    800  Dover Downs Entertainment, Inc. .......       11,296
  1,200  Electronic Arts, Inc.* ................       69,252
    633  Energizer Holdings, Inc.* .............       11,185
    200  Factory 2-U Stores, Inc.* .............        4,472
  1,200  Fortune Brands, Inc. ..................       45,900
    450  Fossil, Inc.* .........................        9,230
    500  Frisch's Restaurants, Inc. ............        6,575
  1,550  Hasbro, Inc. ..........................       26,877
    500  Hollywood Media Corporation* ..........        2,645
    300  Huffy Corporation .....................        2,325
    100  ICU Medical, Inc.* ....................        3,535
    600  International Game Technology* ........       32,112
    512  International Speedway
           Corporation, Class A ................       20,936
    500  Jack in the Box, Inc.* ................       16,440
  1,300  JAKKS Pacific, Inc.* ..................       22,815
    300  Kreisler Manufacturing
           Corporation* ........................        1,950
    500  Krispy Kreme Doughnuts, Inc.* .........       15,425
    400  Lancaster Colony Corporation ..........       13,000
    600  Luby's, Inc. ..........................        5,268
    100  Marcus Corporation ....................        1,390
  3,980  Mattel, Inc. ..........................       71,600
 11,400  McDonald's Corporation ................      342,342
    500  Moore Medical Corporation* ............        3,350
    300  Movado Group, Inc. ....................        5,475
  2,236  Newell Rubbermaid, Inc. ...............       51,204
  1,100  ONI Systems Corporation* ..............       15,290
    500  Outback Steakhouse, Inc.* .............       14,625
    600  P.F. Chang's China Bistro, Inc.* ......       26,700
    500  Peco II, Inc.* ........................        2,780
    400  Piccadilly Cafeterias, Inc. ...........          488
    400  Richton International Corporation* ....       14,686
    100  Riviana Foods, Inc. ...................        1,783

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    900  Ruby Tuesday, Inc. .................... $     16,380
    100  Russ Berrie and Company, Inc. .........        2,840
  2,200  Service Corporation International* ....       15,246
    500  Sotheby's Holdings, Inc., Class A .....        7,950
    100  Star Buffet, Inc.* ....................          285
  3,400  Starbucks Corporation* ................       57,358
    900  Stewart Enterprises, Inc., Class A ....        6,768
  1,300  Tricon Global Restaurants, Inc.* ......       55,406
    600  Tupperware Corporation ................       14,178
  1,200  Wendy's International, Inc. ...........       34,068
                                                 ------------
                                                    1,255,816
                                                 ------------

         NON-FERROUS METALS - 0.4%
  7,548  Alcoa, Inc. ...........................      287,730
    100  Chase Industries, Inc.* ...............          947
    400  Commercial Metals Company .............       12,560
    300  Commonwealth Industries, Inc. .........        1,890
  1,000  Engelhard Corporation .................       26,130
    900  Freeport-McMoRan Copper
           & Gold, Inc., Class B* ..............       11,142
    200  Minerals Technologies, Inc. ...........        8,740
    500  Mueller Industries, Inc.* .............       17,375
    720  Phelps Dodge Corporation ..............       28,368
    450  Reliance Steel & Aluminum
           Company .............................       12,150
    600  Southern Peru Copper
           Corporation .........................        7,200
    300  Stillwater Mining Company* ............        7,860
    100  United Park City Mines Company* .......        1,820
    300  Verado Holdings, Inc., Class B* .......           27
    300  Wolverine Tube, Inc.* .................        4,428
                                                 ------------
                                                      428,367
                                                 ------------

         OPTICAL & PHOTO - 0.2%
  8,019  Corning, Inc. .........................       96,308
    200  CPI Corporation .......................        3,798
  2,600  Eastman Kodak Company .................      116,142
    400  Imation Corporation* ..................        9,980
    700  Ingram Micro, Inc., Class A* ..........       10,500
    700  Lexar Media, Inc.* ....................          742
    525  Photronics, Inc.* .....................       12,527




                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         OPTICAL & PHOTO (CONTINUED)
  5,171  Williams Communications
           Group, Inc.* ........................ $      8,532
    200  Zygo Corporation* .....................        2,190
                                                 ------------
                                                      260,719
                                                 ------------

         PAPER & FOREST PRODUCTS - 0.9%
    400  Boise Cascade Corporation .............       14,680
    400  Bowater, Inc. .........................       18,976
    600  Caraustar Industries, Inc. ............        6,210
    100  Chesapeake Corporation ................        2,770
    200  CSS Industries, Inc.* .................        5,100
    800  EarthShell Corporation* ...............        2,760
    500  FiberMark, Inc.* ......................        4,250
    700  Georgia Pacific Corporation
           (Timber Group) ......................       27,664
  2,117  Georgia-Pacific Group .................       77,355
  4,292  International Paper Company ...........      172,195
     83  Kadant, Inc.* .........................        1,149
  4,774  Kimberly-Clark Corporation ............      296,227
    600  Longview Fibre Company ................        7,506
    200  Louisiana-Pacific Corporation .........        2,124
    700  Lydall, Inc.* .........................        6,993
    900  Mead Corporation ......................       29,916
    800  Packaging Corporation of America* .....       14,704
    100  Pope & Talbot, Inc. ...................        1,281
    400  Potlatch Corporation ..................       13,200
    400  Rayonier, Inc. ........................       18,600
  2,000  Smurfit-Stone Container
           Corporation* ........................       34,520
    500  St. Joe Company (The) .................       13,625
    400  Temple-Inland, Inc. ...................       23,344
    800  Westvaco Corporation ..................       24,360
  1,900  Weyerhaeuser Company ..................      107,825
  1,200  Willamette Industries, Inc. ...........       58,200
                                                 ------------
                                                      985,534
                                                 ------------

         PRODUCER GOODS - 5.2%
    200  Actrade Financial
           Technologies, Ltd.* .................        4,582
     60  Actuant Corporation, Class A* .........        1,273
  1,500  Aeroflex, Inc.* .......................       13,275

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         PRODUCER GOODS (CONTINUED)
    808  Albany International Corporation,
           Class A ............................. $     17,049
    700  American Standard
           Companies, Inc.* ....................       48,895
    400  AMETEK, Inc. ..........................       12,204
    600  Applied Industrial
           Technologies, Inc. ..................       10,752
    400  AptarGroup, Inc. ......................       14,316
    700  Astec Industries, Inc.* ...............       12,250
    100  Ault, Inc.* ...........................          510
    900  Avery Dennison Corporation ............       46,269
  1,189  Axcelis Technologies, Inc.* ...........       16,587
    200  AZZ, Inc. .............................        4,040
    500  Baldor Electric Company ...............       10,830
    400  Blyth Industries, Inc.* ...............        8,720
    400  Briggs & Stratton Corporation .........       15,160
    200  Cantel Medical Corporation* ...........        3,740
    500  Capstone Turbine Corporation* .........        2,495
  2,900  Caterpillar, Inc. .....................      145,000
    200  Chicago Rivet & Machine
           Company .............................        4,470
    700  Cognex Corporation* ...................       19,376
    500  Comfort Systems USA, Inc.* ............        1,760
    600  Concord Camera Corporation* ...........        3,480
    700  Cooper Industries, Inc. ...............       39,305
    100  CUNO, Inc.* ...........................        2,667
    300  Curtiss-Wright Corporation ............       14,520
    100  Daisytek International
           Corporation* ........................        1,386
  2,200  Deere & Company .......................       94,974
    150  DiamondCluster
           International, Inc., Class A* .......        1,620
  1,700  Dover Corporation .....................       61,064
  1,500  DT Industries, Inc. ...................        8,962
    100  DuraSwitch Industries, Inc.* ..........        1,195
    450  Eastern Company (The) .................        6,367
    100  Edelbrock Corporation .................          962
    100  Elantec Semiconductor, Inc.* ..........        3,800
  3,700  Emerson Electric Company ..............      198,320
    750  Encompass Services Corporation* .......        4,657
    300  Fastenal Company ......................       19,725
    500  Federal Signal Corporation ............       10,340


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         PRODUCER GOODS (CONTINUED)
    500  Fisher Scientific International, Inc.*  $     12,500
    500  Flowserve Corporation .................       12,475
    200  FMC Corporation .......................       12,498
    200  Franklin Electric Company, Inc. .......       14,528
 87,200  General Electric Company ..............    3,573,456
    350  Graco, Inc.* ..........................       12,040
    700  Grainger (W.W.), Inc. .................       29,617
    300  H Power Corporation* ..................          996
    400  Hanover Compressor Company* ...........       10,104
    400  Harsco Corporation ....................       14,160
    100  Hexcel Corporation* ...................          831
    500  HON INDUSTRIES, Inc. ..................       12,115
  7,075  Honeywell International, Inc. .........      263,614
    500  Hubbell, Inc., Class B ................       14,565
    400  Hydril Company* .......................        7,812
    300  IDEX Corporation ......................       10,740
  2,623  Illinois Tool Works, Inc. .............      163,964
  1,500  Ingersoll-Rand Company ................       60,855
    200  Invivo Corporation ....................        2,090
    100  Ionics, Inc.* .........................        2,793
    700  JLG Industries, Inc. ..................        8,274
    800  Johnson Controls, Inc. ................       58,600
    400  Kaydon Corporation ....................        9,420
    400  Kennametal, Inc. ......................       15,600
    200  Lancer Corporation* ...................        1,150
    800  Lattice Semiconductor
           Corporation* ........................       18,696
    200  Libbey, Inc. ..........................        7,620
    100  Lincoln Electric Holdings, Inc. .......        2,250
    300  Lone Star Technologies, Inc.* .........        6,357
    700  MagneTek, Inc.* .......................        7,280
    350  Manitowoc Company, Inc. ...............       10,028
    200  Material Sciences Corporation* ........        2,020
    100  Matthews International
           Corporation, Class A ................        4,410
    400  Merix Corporation* ....................        7,704
    600  Micrel, Inc.* .........................       18,516
    500  Milacron, Inc. ........................        9,000
    500  Miller (Herman), Inc. .................       11,410
    500  Millipore Corporation .................       31,725
    100  Misonix, Inc.* ........................          660
    400  Nordson Corporation ...................       10,416


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         PRODUCER GOODS (CONTINUED)
    200  Norstan, Inc.* ........................ $        828
    400  Nortek, Inc.* .........................       12,660
    500  Oceaneering International, Inc.* ......        9,750
    800  Pall Corporation ......................       17,888
    500  Park-Ohio Holdings Corporation* .......        1,975
    929  Parker-Hannifin Corporation ...........       40,876
    800  Penn Engineering & Manufacturing
           Corporation .........................       13,496
    400  Pentair, Inc. .........................       15,000
    300  Plug Power, Inc.* .....................        2,991
    400  Precision Castparts Corporation .......       13,736
    400  Presstek, Inc.* .......................        3,200
  1,000  Proton Energy Systems, Inc.* ..........        5,900
    300  Roper Industries, Inc. ................       12,300
  1,400  Safeguard Scientifics, Inc.* ..........        4,466
    200  Sequa Corporation, Class A ............       10,540
    700  Snap-on, Inc. .........................       17,822
    300  Standex International Corporation .....        6,960
    300  Steelcase, Inc. .......................        4,110
    300  Strattec Security Corporation* ........       10,545
    300  Tech/Ops Sevcon, Inc. .................        3,045
    200  Tecumseh Products Company,
           Class A .............................        9,796
    300  Teleflex, Inc. ........................       14,760
    100  Tenneco Automotive, Inc. ..............          372
    200  Terex Corporation* ....................        4,432
    700  Timken Company ........................       10,500
    600  Trinity Industries, Inc. ..............       14,952
    100  Twin Disc, Inc. .......................        1,480
    800  U.S. Industries, Inc. .................        2,968
    100  U.S.A. Floral Products, Inc.* .........            1
    700  UCAR International, Inc.* .............        8,890
    800  Valhi, Inc. ...........................       10,240
    600  Valmont Industries, Inc. ..............       10,530
    200  Watsco, Inc. ..........................        2,828
    100  Woodhead Industries, Inc. .............        1,631
    400  York International Corporation ........       15,200
    200  Zebra Technologies Corporation,
           Class A* ............................        9,364
                                                 ------------
                                                    5,685,818
                                                 ------------

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------
         RAILROAD & SHIPPING - 0.4%
    200  Alexander & Baldwin, Inc. ............. $      5,250
  3,600  Burlington Northern Santa Fe
           Corporation .........................       97,596
  2,000  CSX Corporation .......................       70,680
    300  Florida East Coast Industries, Inc. ...        8,475
    300  GATX Corporation ......................       11,778
    150  Genesee & Wyoming, Inc.,
           Class A* ............................        3,825
    200  Greenbrier Companies, Inc. ............        1,720
    100  International Shipholding
           Corporation .........................          825
    600  Kansas City Southern
           Industries, Inc. ....................        7,800
    300  Newport News Shipbuilding, Inc. .......       19,758
  3,500  Norfolk Southern Corporation ..........       65,170
    300  Overseas Shipholding Group, Inc. ......        8,178
    600  Transport Corporation of
           America, Inc.* ......................        4,014
  2,200  Union Pacific Corporation .............      117,194
    400  Wabtec Corporation ....................        5,556
    500  Wisconsin Central Transportation
           Corporation* ........................        8,505
                                                 ------------
                                                      436,324
                                                 ------------

         REAL PROPERTY - 0.3%
    100  Alexander's, Inc.* ....................        6,421
    100  American Retirement Corporation* ......          363
    600  Boston Properties, Inc. ...............       23,640
    900  Burnham Pacific Properties, Inc. ......        4,527
    900  Catellus Development
           Corporation* ........................       16,560
    100  Center Trust, Inc. ....................          413
    200  Corporate Office Properties Trust .....        2,102
    876  Duke-Weeks Realty Corporation .........       22,136
    400  FelCor Lodging Trust, Inc. ............        8,412
    400  Forest City Enterprises, Inc.,
           Class A .............................       21,020
    400  General Growth Properties, Inc. .......       15,196
    200  HomeServices.Com, Inc.* ...............        3,440
    900  HomeStore.com, Inc.* ..................       14,913

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         REAL PROPERTY (CONTINUED)
  1,100  JDN Realty Corporation ................ $     12,705
    300  Jones Lang LaSalle, Inc.* .............        4,500
    400  Kilroy Realty Corporation .............       11,200
    500  Mid-Atlantic Reatly Trust .............        6,725
    400  Newhall Land & Farming
           Company .............................       11,580
    300  Post Properties, Inc. .................       11,445
    500  Rouse Company .........................       14,300
    400  Saul Centers, Inc. ....................        7,840
  1,300  Simon Property Group, Inc. ............       38,090
    300  Trammell Crow Company* ................        2,940
    700  Vornado Realty Trust ..................       28,077
                                                 ------------
                                                      288,545
                                                 ------------

         RETAIL - 6.0%
    200  1-800-FLOWERS.COM, Inc.* ..............        2,560
    400  99 Cents Only Stores* .................       12,236
    100  A.C. Moore Arts & Crafts, Inc.* .......        1,464
  1,000  Abercrombie & Fitch
           Company, Class A* ...................       30,340
  3,708  Albertson's, Inc. .....................      129,743
    200  Alloy Online, Inc.* ...................        3,200
  3,100  Amazon.com, Inc.* .....................       27,714
    750  American Eagle Outfitters, Inc.* ......       19,312
    300  Ames Department Stores, Inc.* .........          150
    200  Ashford.com, Inc.* ....................           28
  1,200  AutoZone, Inc.* .......................       55,440
    600  Barnes & Noble, Inc.* .................       24,282
  2,800  Bed Bath & Beyond, Inc.* ..............       80,780
  1,800  Best Buy Company, Inc.* ...............      106,164
  1,200  Big Lots, Inc.* .......................       12,720
    900  BJ's Wholesale Club, Inc.* ............       44,100
    400  Blair Corporation .....................        6,480
    100  Blue Rhino Corporation* ...............          312
    700  Borders Group, Inc.* ..................       16,282
    100  Brookstone, Inc.* .....................        1,390
    500  Burlington Coat Factory
           Warehouse Corporation ...............        8,145
    700  Casey's General Stores, Inc. ..........        8,925
    700  Central Garden & Pet Company* .........        6,398
    300  CHS Electronics, Inc.* ................            1



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         RETAIL (CONTINUED)
  2,200  Circuit City Stores, Inc. ............. $     36,740
    100  Cost-U-Less, Inc.* ....................          154
  4,100  Costco Wholesale Corporation ..........      153,381
  3,400  CVS Corporation .......................      122,774
    100  dELIA*s Corporation, Class A* .........          624
    700  Dillard's, Inc., Class A ..............       12,530
  2,731  Dollar General Corporation ............       47,110
    750  Dollar Tree Stores, Inc.* .............       17,797
    400  Drugstore.com, Inc.* ..................          380
    200  Egghead.com, Inc.*(DAGGER) ............            3
    400  Enesco Group, Inc. ....................        2,220
    700  eToys, Inc.* ..........................            4
  1,800  Family Dollar Stores, Inc. ............       54,000
  1,600  Federated Department Stores, Inc.* ....       58,096
  7,550  Gap, Inc. .............................      148,357
    400  Gardenburger, Inc.* ...................          236
    400  Great Atlantic & Pacific Tea
           Company, Inc. .......................        7,412
    500  Guitar Center, Inc.* ..................        6,975
 20,550  Home Depot, Inc. ......................      944,273
    500  Insight Enterprises, Inc.* ............        9,375
  3,950  Intimate Brands, Inc. .................       54,352
  5,200  Kmart Corporation* ....................       52,208
  3,100  Kohl's Corporation* ...................      172,050
  7,200  Kroger Company* .......................      191,664
    300  Lands' End, Inc.* .....................       11,526
  4,200  Limited, Inc. .........................       59,220
    300  Linens `n Things, Inc.* ...............        7,800
    500  Longs Drug Stores, Inc. ...............       12,940
  6,728  Lowe's Companies, Inc. ................      250,282
  2,450  May Department Stores Company .........       82,443
    300  Neiman Marcus Group, Inc.,
           Class A .............................        9,543
  1,100  Nordstrom, Inc. .......................       22,055
  2,600  Office Depot, Inc.* ...................       36,140
  1,100  OfficeMax, Inc.* ......................        5,148
    200  Payless ShoeSource, Inc.* .............       11,654
  2,767  Penney (J.C.) Company, Inc. ...........       66,408
  1,100  Pier 1 Imports, Inc. ..................       13,365
    300  PriceSmart, Inc.* .....................       12,900
    200  Provell, Inc., Class A* ...............          670

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         RETAIL (CONTINUED)
  1,700  RadioShack Corporation ................ $     39,780
  1,300  Rite Aid Corporation ..................       10,322
    700  Ross Stores, Inc. .....................       20,510
    100  RoweCom, Inc.* ........................           68
  4,600  Safeway, Inc.* ........................      207,506
  1,000  Saks, Inc.* ...........................       10,450
    400  School Specialty, Inc.* ...............       12,180
  3,100  Sears, Roebuck & Company ..............      132,525
    300  Sharper Image Corporation* ............        3,000
    300  Shop At Home, Inc.* ...................          960
    300  Stamps.com, Inc.* .....................          726
  4,200  Staples, Inc.* ........................       63,210
    700  Systemax, Inc.* .......................        1,519
  7,800  Target Corporation ....................      270,270
  1,500  Tiffany & Company .....................       46,725
  2,300  TJX Companies, Inc. ...................       80,730
  1,600  Toys "R" Us, Inc.* ....................       38,288
    400  UniFirst Corporation ..................        6,660
    200  United Stationers, Inc.* ..............        6,302
    700  Value America, Inc.* ..................            6
    800  Venator Group, Inc.* ..................       14,360
 39,200  Wal-Mart Stores, Inc. .................    1,883,560
  9,200  Walgreen Company ......................      316,020
    300  Weis Markets, Inc. ....................        9,003
    200  West Marine, Inc.* ....................        2,476
    350  Whitehall Jewellers, Inc.* ............        4,109
    500  Williams-Sonoma, Inc.* ................       15,900
  1,000  Winn-Dixie Stores, Inc. ...............       22,450
    300  Zale Corporation* .....................        9,930
    100  Zany Brainy, Inc.* ....................            2
                                                 ------------
                                                    6,522,522
                                                 ------------

         STEEL - 0.1%
    700  AK Steel Holding Corporation ..........        9,114
    950  Allegheny Technologies, Inc. ..........       17,575
    200  Ampco-Pittsburgh Corporation ..........        2,200
    400  Carpenter Technology Corporation ......       11,592
    200  Gibraltar Steel Corporation* ..........        3,900
    600  Intermet Corporation ..................        3,090
    100  Northwest Pipe Company* ...............        1,674
    600  Nucor Corporation .....................       29,160


                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         STEEL (CONTINUED)
    500  Oregon Steel Mills, Inc. .............. $      3,700
    500  Ryerson Tull, Inc. ....................        6,365
    200  Steel Dynamics, Inc.* .................        2,670
    900  USX-U.S. Steel Group ..................       17,901
    200  WHX Corporation* ......................          400
  1,100  Worthington Industries, Inc. ..........       15,400
                                                 ------------
                                                      124,741
                                                 ------------

         TELEPHONE - 5.1%
    400  ADTRAN, Inc.* .........................        9,260
    700  Alamosa Holdings, Inc.* ...............       11,011
    800  Allegence Telcom, Inc.* ...............        9,944
  1,200  Allied Riser Communications
           Corporation* ........................          240
  2,901  ALLTEL Corporation ....................      168,258
    400  Applied Innovation, Inc.* .............        2,868
 30,432  AT&T Corporation ......................      579,425
 22,165  AT&T Wireless Services, Inc.* .........      343,557
     71  Autobytel, Inc.* ......................           71
  2,990  Avaya, Inc.* ..........................       33,966
 16,400  BellSouth Corporation .................      611,720
  2,139  Broadwing, Inc.* ......................       38,416
    900  Centennial Cellular Corporation,
           Class A* ............................       10,512
  1,100  CenturyTel, Inc. ......................       38,555
    450  Choice One
           Communications, Inc.* ...............        2,052
  2,000  Citizens Communications
           Company .............................       21,500
    300  Commonwealth Telephone
           Enterprises, Inc.* ..................       12,450
    200  Convergent Communications, Inc.* ......            1
    400  Copper Mountain Networks, Inc.* .......          604
    122  CoreComm Limited* .....................           14
  1,100  Covad Communications
           Group, Inc.* ........................          693
  1,900  Crown Castle International
           Corporation* ........................       19,361
    200  Davel Communications, Inc.* ...........            9
  1,100  Dobson Communications
           Corporation, Class A* ...............       16,225

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         TELEPHONE (CONTINUED)
    700  Electric Lightwave, Inc., Class A* .... $        644
  2,800  Exodus Communications, Inc.* ..........        2,464
    200  Focal Communications
           Corporation* ........................          148
  1,100  Global TeleSystems Group, Inc.* .......           73
    300  Globix Corporation* ...................          255
    500  ICG Communications, Inc.* .............           25
    300  Illuminet Holdings, Inc.* .............        9,960
    400  Inet Technologies, Inc.* ..............        2,280
    300  Inter-Tel, Inc. .......................        4,800
    400  ITXC Corporation* .....................        1,200
    200  Leap Wireless International, Inc.* ....        3,644
  3,300  Level 3 Communications, Inc.* .........       12,606
    400  Lexent, Inc.* .........................        2,004
  5,094  McLeodUSA, Inc., Class A* .............        6,368
    300  National Wireless Holdings, Inc.* .....        4,200
    700  NEON Communications, Inc.* ............        2,695
    200  Net2Phone, Inc.* ......................          822
    400  Network Plus Corporation* .............          872
  1,000  Next Level Communications, Inc.* ......        2,340
  1,200  Nextel Partners, Inc., Class A* .......       12,300
  2,981  NTL, Inc.* ............................       14,786
    700  Pacific Gateway Exchange, Inc.* .......            6
    300  Pinnacle Holdings, Inc.* ..............          198
    462  Price Communications
           Corporation* ........................        8,307
    800  Primus Telecommunications
           Group, Inc.* ........................          808
 14,570  Qwest Communications
           International, Inc.* ................      313,255
  1,100  RCN Corporation* ......................        3,751
  1,500  Rhythms NetConnections, Inc.* .........           15
 29,591  SBC Communications, Inc. ..............    1,210,568
    800  Spectrasite Holdings, Inc.* ...........        2,208
  7,500  Sprint Corporation ....................      175,050
  8,100  Sprint Corporation (PCS Group)* .......      202,338
  1,953  Stratos Lightwave, Inc.* ..............       11,230
    500  Sunrise Telecom, Inc.* ................        2,975
    900  TALK America Holdings, Inc.* ..........          495

                                                    Value
 Shares                                            (Note 1)
 ------                                            --------

         TELEPHONE (CONTINUED)
    600  Telephone & Data Systems, Inc. ........ $     61,950
    300  Triton PCS Holdings, Inc., Class A* ...       10,680
    100  Tut Systems, Inc.* ....................          102
    400  Ulticom, Inc.* ........................        4,800
    700  United States Cellular Corporation* ...       36,225
    400  UTStarcom, Inc.* ......................        6,700
    400  Vari-L Company, Inc.* .................          800
 23,706  Verizon Communications ................    1,185,300
    600  WinStar Communications, Inc.* .........           19
    900  World Access, Inc.* ...................           14
 26,077  WorldCom, Inc.* .......................      335,350
  1,018  WorldCom,Inc. - MCI Group .............       13,122
  2,114  XO Communications, Inc.,
           Class A* ............................        2,410
  1,500  Z-Tel Technologies, Inc.* .............        1,726
                                                 ------------
                                                    5,605,600
                                                 ------------

         TIRES & RUBBER - 0.1%
    200  American Biltrite, Inc. ...............        2,400
    300  Bandag, Inc. ..........................        8,889
    100  Carlisle Companies, Inc. ..............        3,535
    800  Cooper Tire & Rubber Company ..........       13,336
  1,159  Danaher Corporation ...................       64,406
  1,200  Goodyear Tire & Rubber
           Company .............................       29,400
    300  SRI/Surgical Express, Inc.* ...........       11,715
                                                 ------------
                                                      133,681
                                                 ------------

         TOBACCO - 0.9%
 19,400  Philip Morris Companies, Inc. .........      919,560
    832  R.J. Reynolds Tobacco
           Holdings, Inc. ......................       48,048
    500  Schweitzer-Mauduit
           International, Inc. .................       11,675
    300  Universal Corporation .................       12,729
  1,300  UST, Inc. .............................       42,900
    110  Vector Group Ltd. .....................        4,946
                                                 ------------
                                                    1,039,858
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         TRAVEL & RECREATION - 0.7%
    300  Anchor Gaming* ........................ $     16,035
    100  Argosy Gaming Company* ................        2,973
    200  Bally Total Fitness Holding
           Corporation* ........................        5,086
  1,000  Brunswick Corporation .................       21,790
    700  Callaway Golf Company .................       12,684
  5,000  Carnival Corporation ..................      156,400
    100  Central Parking Corporation ...........        2,040
  1,100  Choice Hotels International, Inc.* ....       22,000
    300  Coastcast Corporation .................        1,524
    900  Dollar Thrifty Automotive
           Group, Inc.* ........................       15,750
    100  Ellett Brothers, Inc. .................          300
    400  Expedia, Inc., Class A* ...............       14,944
    600  Extended Stay America, Inc.* ..........        9,894
  1,300  Harrah's Entertainment, Inc.* .........       37,154
  3,265  Hilton Hotels Corporation .............       41,498
  1,500  Host Marriott Corporation .............       19,200
    300  Lodgian, Inc. .........................          135
  1,100  Mandalay Resort Group* ................       27,368
  2,100  Marriott International, Inc.,
           Class A .............................       92,085
    800  MeriStar Hospitality Corporation ......       16,480
  1,400  MGM Mirage, Inc. ......................       40,810
    400  Multimedia Games, Inc.* ...............        7,380
  2,000  Park Place Entertainment
           Corporation* ........................       21,260
    600  Pinnacle Entertainment, Inc.* .........        4,848
    700  Prime Hospitality Corporation* ........        8,036
    200  Rawlings Sporting Goods
           Company, Inc.* ......................          840
    200  ResourtQuest International, Inc.* .....        1,560
  1,400  Royal Carribean Cruises, Ltd. .........       32,676
    450  Shuffle Master, Inc.* .................        7,560
    700  Six Flags, Inc.* ......................       11,641
    600  Speedway Motorsports, Inc.* ...........       15,600
  1,573  Starwood Hotels & Resorts
           Worldwide, Inc. .....................       53,246



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


         TRAVEL & RECREATION (CONTINUED)
    700  Station Casinos, Inc.* ................ $      9,275
    400  Stellent, Inc.* .......................        8,720
    100  Travelocity.com, Inc.* ................        2,392
    450  Trendwest Resorts, Inc.* ..............       11,543
    100  Vail Resorts, Inc.* ...................        2,000
                                                 ------------
                                                      754,727
                                                 ------------

         TRUCKING & FREIGHT - 0.3%
    400  Boyd Bros. Transportation, Inc.* ......        1,128
    600  C.H. Robinson Worldwide, Inc. .........       18,654
    400  CNF Transportation, Inc. ..............       12,012
    400  Consolidated Freightways
           Corporation* ........................        2,212
    500  Covenant Transport, Inc., Class A* ....        7,550
    400  Expeditors International
           of Washington, Inc. .................       20,344
    150  Forward Air Corporation* ..............        4,198
    300  Knight Transportation, Inc.* ..........        6,606
    200  Marten Transport, Ltd.* ...............        3,500
    100  Old Dominion Freight Line, Inc.* ......        1,181
    600  PACCAR, Inc. ..........................       33,180
    100  RailWorks Corporation* ................           40
    400  Roadway Express, Inc. .................       11,492
    500  Ryder System, Inc. ....................       11,295
    400  Shurgard Storage Centers Inc.,
           Class A .............................       12,104
  1,120  Swift Transportation

           Company, Inc.* ......................       24,181
  2,400  United Parcel Service, Inc.,
           Class B .............................      132,552
    300  USFreightways Corporation .............       10,920
    200  Wabash National Corporation ...........        1,940
    900  Werner Enterprises, Inc. ..............       20,160
                                                 ------------
                                                      335,249
                                                 ------------
         TOTAL COMMON STOCKS
           (Cost $122,893,641) .................  109,674,840
                                                 ------------

                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                               PALM TREE
     STATEMENT OF INVESTMENTS - (CONTINUED)                    AUGUST 31, 2001
--------------------------------------------------------------------------------



                                                    Value
 Shares                                            (Note 1)
 ------                                            --------


RIGHTS - 0.0%***
    200  Bank United Corporation,
           Contingent Payment Rights* .......... $         62
    352  CNA Financial Corporation,
           Rights Expire 09/14/01* .............          979
    300  Elan Corporation plc, Contingent
           Value Rights Expire 03/31/03* .......           57
  1,800  Seagate Tax Refund Rights* ............          144
                                                 ------------
         TOTAL RIGHTS
           (Cost $68) ..........................        1,242
                                                 ------------

TOTAL INVESTMENTS
   (Cost $122,893,709**) .............   100.1%   109,676,082
OTHER ASSETS AND LIABILITIES
   (Net) .............................    (0.1)%      (63,060)
                                         -----   ------------
NET ASSETS ...........................   100.0%  $109,613,022
                                         =====   ============
-----------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $126,929,624. *** Amount represents less than 0.1% of net assets.
(DAGGER) Fair-valued securities.

Abbreviations:
ADR -- American Depositary Receipt
CVO -- Contingent Value Obligation

                       See Notes to Financial Statements.

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                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF ASSETS AND LIABILITIES                     AUGUST 31, 2001
--------------------------------------------------------------------------------


                                                   LARGE           LARGE           SMALL          SMALL         WILSHIRE
                                                  COMPANY         COMPANY         COMPANY        COMPANY          5000
                                                  GROWTH           VALUE           GROWTH         VALUE          INDEX
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              -------------     ------------    ------------   ------------   -------------

ASSETS:
Investments, at value (Note 1),
  See accompanying schedules.............     $ 465,932,356     $ 85,531,861    $ 12,669,517   $ 37,754,936   $ 109,676,082
Cash.....................................           377,834               --          55,387        342,181              --
Dividends receivable.....................           350,307          223,535           1,938         83,932         138,697
Receivable for investment securities sold                --               --          12,600             --           4,500
Receivable for Portfolio shares sold....            379,270        1,065,371           2,413      1,347,302         131,659
Prepaid expenses and other assets........            37,350           13,725          11,862         11,577          19,168
                                              -------------     ------------    ------------   ------------   -------------
  Total Assets...........................       467,077,117       86,834,492      12,753,717     39,539,928     109,970,106
                                              -------------     ------------    ------------   ------------   -------------

LIABILITIES:
Payable for investment securities
  purchased..............................                --               --              --        244,640           5,938
Payable for Portfolio shares redeemed....         3,231,712          354,812              --        103,777          81,450
Investment advisory fee payable (Note 2)            102,569           19,194           1,066          3,169              --
Administration fee payable (Note 2)......            60,833           14,616          11,336         8,081               --
Distribution and service fees payable
  (Note 3)...............................           104,775            8,224           1,728          4,812          33,038
Directors' fees payable (Note 2).........             5,702            1,556               4            296             820
Transfer agent fees payable..............            54,971           19,907           8,037          8,735           8,014
Custodian fees payable (Note 2)..........             8,938          407,519           9,562         18,206          54,766
Accrued expenses and other payables                  81,039           28,453          10,704         15,331         173,058
                                              -------------     ------------    ------------   ------------   -------------
  Total Liabilities......................         3,650,539          854,281          42,437        407,047         357,084
                                              -------------     ------------    ------------   ------------   -------------

NET ASSETS...............................     $ 463,426,578     $ 85,980,211    $ 12,711,280   $ 39,132,881   $ 109,613,022
                                              -------------     ------------    ------------   ------------   -------------
Investments, at cost (Note 1)............     $ 429,514,049     $ 74,554,823    $ 11,586,254   $ 33,371,968   $ 122,893,709
                                              =============     ============    ============   ============   =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)        AUGUST 31, 2001
--------------------------------------------------------------------------------


                                                  LARGE            LARGE           SMALL          SMALL         WILSHIRE
                                                 COMPANY          COMPANY         COMPANY        COMPANY          5000
                                                 GROWTH            VALUE          GROWTH          VALUE           INDEX
                                                PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              -------------     ------------    ------------   ------------   -------------


NET ASSETS consist of:
Undistributed net investment
 income/(loss).............................   $          --     $  1,312,933    $         --   $    366,662   $     653,330
Accumulated net realized gain/(loss)
  on investments sold......................     (60,426,380)       3,018,426      (1,289,399)    (1,616,933)     (4,422,112)
Net unrealized appreciation/(depreciation)
  of investments...........................      36,418,307       10,977,038       1,083,263      4,382,968     (13,217,627)
Par value..................................          15,880            4,070             980          2,520          12,269
Paid-in capital............................     487,418,771       70,667,744      12,916,436     35,997,664     126,587,162
                                              -------------     ------------    ------------   ------------   -------------
                                              $ 463,426,578     $ 85,980,211    $ 12,711,280   $ 39,132,881   $ 109,613,022
                                              =============     ============    ============   ============   =============
NET ASSETS:
Investment Class shares...................    $ 354,632,752     $ 31,455,014    $  6,893,602   $ 24,341,762   $  83,421,396
                                              =============     ============    ============   ============   =============
  (50,000,000 shares authorized, per class,
  per Portfolio, par value $.001 per share)
Institutional Class shares.................   $ 108,793,826     $ 54,525,197    $  5,817,678   $ 14,791,119   $  22,798,759
                                              =============     ============    ============   ============   =============
  (50,000,000 shares authorized, per class,
  per Portfolio, par value $.001 per share)
Qualified Class shares....................    $         N/A     $        N/A    $        N/A   $        N/A   $   1,770,001
                                              =============     ============    ============   ============   =============
  (10,000,000 shares authorized, per class,
  per Portfolio, par value $.001 per share)
Horace Mann Class shares..................    $         N/A     $        N/A    $        N/A   $        N/A   $   1,622,866
                                              =============     ============    ============   ============   =============
  (10,000,000 shares authorized, per class,
  per Portfolio, par value $.001 per share)
SHARES OUTSTANDING:
Investment Class shares....................      12,177,883        1,491,356         534,045      1,567,741       9,340,675
                                              =============     ============    ============   ============   =============
Institutional Class shares.................       3,701,975        2,578,990         446,280        952,138       2,547,577
                                              =============     ============    ============   ============   =============
Qualified Class shares.....................             N/A              N/A             N/A            N/A         198,828
                                              =============     ============    ============   ============   =============
Horace Mann Class shares...................             N/A              N/A             N/A            N/A         182,223
                                              =============     ============    ============   ============   =============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
     price per share......................    $       29.12     $      21.09    $      12.91   $      15.53   $        8.93
                                              =============     ============    ============   ============   =============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
     price per share.......................   $       29.39     $      21.14    $      13.04   $      15.53   $        8.95
                                              =============     ============    ============   ============   =============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
     price per share.......................             N/A              N/A             N/A            N/A   $        8.90
                                              =============     ============    ============   ============   =============
HORACE MANN CLASS SHARES
Net asset value, offering and redemption
     price per share.......................             N/A              N/A             N/A            N/A   $        8.91
                                              =============     ============    ============   ============   =============

                       See Notes to Financial Statements.

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                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF OPERATIONS               FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------


                                             LARGE            LARGE            SMALL            SMALL           WILSHIRE
                                            COMPANY          COMPANY          COMPANY         COMPANY            5000
                                            GROWTH            VALUE            GROWTH           VALUE            INDEX
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                         -------------    -------------    -------------    -------------    --------------


INVESTMENT INCOME:
Dividends.............................   $   3,553,650    $   2,000,019    $      30,062    $     656,674    $    1,299,685
Other Income..........................           1,817            1,726              282            2,107               345
                                         -------------    -------------    -------------    -------------    --------------
  Total Income........................       3,555,467        2,001,745           30,344          658,781         1,300,030
                                         -------------    -------------    -------------    -------------    --------------


EXPENSES:.............................
Investment advisory fee (Note 2)......       1,484,776          224,808           34,551           68,043           109,773
Administration and Accounting fee
  (Note 2)............................         917,864          161,861           53,996           67,821           189,660
Transfer agent fees (Note 2)..........         274,044          100,249           44,787           51,650            83,264
Custodian fees (Note 2)...............          64,951           56,312           41,575           68,541           104,808
Registration and filing fees..........          30,573           26,443           24,272           24,692            40,773
Legal and Audit fees..................          84,967           15,021            7,053            8,465            20,934
Printing fees.........................         132,383           20,955            3,474            5,824            76,945
Directors' fees and expenses (Note 2)           52,056            8,586            1,132            2,443             9,355
Distribution and service fees (Note 3)       1,490,932           86,304           22,112           36,656           265,709
Other.................................          38,893           14,483           12,593           12,154           111,464
                                         -------------    -------------    -------------    -------------    --------------
  Subtotal............................       4,571,439          715,022          245,545          346,289         1,012,685
Fees waived and reimbursed by
  investment adviser (Note 2).........              --               --          (20,727)         (40,823)         (112,010)
Fees waived by Funds' administrator
  and Transfer Agent (Note 2).........              --               --               --               --          (231,660)
Custody earnings credits (Note 2)              (44,483)         (26,210)         (4,048)          (15,454)          (28,704)
                                         -------------    -------------    -------------    -------------    --------------
  Total net expenses..................       4,526,956          688,812          220,770          290,012           640,311
                                         -------------    -------------    -------------    -------------    --------------

NET INVESTMENT INCOME/(LOSS)..........        (971,489)       1,312,933         (190,426)         368,769           659,719
                                         -------------    -------------    -------------    -------------    --------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized gain/(loss) on investments
  during the year.....................     (48,610,438)       9,494,491         (905,549)       2,389,198          (559,523)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year.....................    (235,245,523)      (4,545,140)      (1,413,922)       3,546,347       (32,444,641)
                                         -------------    -------------    -------------    -------------    --------------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS..........    (283,855,961)       4,949,351       (2,319,471)       5,935,545       (33,004,164)
                                         -------------    -------------    -------------    -------------    --------------

NET INCREASE/(DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS..........................   $(284,827,450)   $   6,262,284    $  (2,509,897)   $   6,304,314    $  (32,344,445)
                                         =============    =============    =============    =============    ==============


                       See Notes to Financial Statements.

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                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF CHANGES IN NET ASSETS              YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------


                                                 LARGE            LARGE            SMALL            SMALL           WILSHIRE
                                                COMPANY          COMPANY          COMPANY         COMPANY            5000
                                                GROWTH            VALUE            GROWTH           VALUE            INDEX
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------    -------------    --------------


Operations:
Net investment income/(loss).............    $    (971,489)   $   1,312,933    $    (190,426)   $     368,769    $      659,719
Net realized gain/(loss) on investments
  sold during the year...................      (48,610,438)       9,494,491         (905,549)       2,389,198          (559,524)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year........................     (235,245,523)      (4,545,140)      (1,413,922)       3,546,347       (32,444,640)
                                             -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets
  resulting from operations..............     (284,827,450)       6,262,284       (2,509,897)       6,304,314       (32,344,445)
Distributions to shareholders from:
Net investment income:
   Investment Class shares...............               --         (238,470)              --          (90,301)         (206,288)
   Institutional Class shares............               --         (579,823)              --         (143,606)         (133,266)
   Qualified Class shares................               --               --               --               --            (6,003)
   Horace Mann Class shares..............               --               --               --               --            (8,050)
Net realized gain on investments:

   Investment Class shares...............       (7,080,000)              --       (1,248,271)              --        (1,012,298)
   Institutional Class shares............       (1,717,897)              --         (922,980)              --          (309,356)
   Qualified Class shares................               --               --               --               --           (14,617)
   Horace Mann Class shares..............               --               --               --               --           (21,065)
                                             -------------    -------------    -------------    -------------    --------------
Total distributions to shareholders             (8,797,897)        (818,293)      (2,171,251)        (233,907)       (1,710,943)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold............................      111,145,401       36,056,300        6,703,245       31,433,090        48,649,780
  Shares issued as reinvestment of dividends     6,658,794          231,400        1,128,408           79,794         1,133,223
  Shares redeemed........................     (184,991,485)     (28,083,947)      (7,024,380)     (17,485,226)      (25,830,108)
                                             -------------    -------------    -------------    -------------    --------------
Total Investment Class shares............      (67,187,290)       8,203,753          807,273       14,027,658        23,952,895
                                             -------------    -------------    -------------    -------------    --------------
Institutional Class shares:
  Shares sold............................       50,216,896        8,843,384          405,089        1,853,013        14,638,161
  Shares issued as reinvestment of dividends     1,615,469          551,825          920,032          141,175           437,330
  Shares redeemed........................      (33,347,139)     (17,118,365)        (412,669)      (2,030,375)       (3,091,471)
                                             -------------    -------------    -------------    -------------    --------------
Total Institutional Class shares.........       18,485,226       (7,723,156)         912,452          (36,187)       11,984,020
                                             -------------    -------------    -------------    -------------    --------------
Qualified Class shares:
  Shares sold............................              N/A              N/A              N/A              N/A         2,189,373
  Shares issued as reinvestment of dividends           N/A              N/A              N/A              N/A            20,628
  Shares redeemed........................              N/A              N/A              N/A              N/A        (1,137,010)
                                             -------------    -------------    -------------    -------------    --------------
Total Qualified Class shares.............              N/A              N/A              N/A              N/A         1,072,991
                                             -------------    -------------    -------------    -------------    --------------
Horace Mann Class shares:
  Shares sold............................              N/A              N/A              N/A              N/A         1,017,536
  Shares issued as reinvestment of dividends           N/A              N/A              N/A              N/A            28,976
  Shares redeemed........................              N/A              N/A              N/A              N/A          (333,007)
                                             -------------    -------------    -------------    -------------    --------------
Total Horace Mann Class shares...........              N/A              N/A              N/A              N/A           713,505
                                             -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets from
  Capital Stock transactions.............      (48,702,064)         480,597        1,719,725       13,991,471        37,723,411
                                             -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets         (342,327,411)       5,924,588       (2,961,423)      20,061,878         3,668,023
                                             -------------    -------------    -------------    -------------    --------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             [GRAPHIC OMITTED]
WILSHIRE TARGET FUNDS, INC.                                    PALM TREE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                              FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------


                                                 LARGE            LARGE            SMALL            SMALL           WILSHIRE
                                                COMPANY          COMPANY          COMPANY         COMPANY            5000
                                                GROWTH            VALUE            GROWTH           VALUE            INDEX
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------    -------------    --------------

NET ASSETS:
  Beginning of year...................         805,753,989       80,055,623       15,672,703       19,071,003       105,944,999
                                             -------------    -------------    -------------    -------------    --------------
  End of year.........................       $ 463,426,578    $  85,980,211    $  12,711,280    $  39,132,881    $  109,613,022
                                             =============    =============    =============    =============    ==============
  Undistributed net investment
      income/(loss)...................       $         --     $   1,312,933    $         --     $     366,662    $      653,330
                                             =============    =============    =============    =============    ==============
Capital Share Transactions:
Investment Class shares:
  Shares sold.........................           3,133,078        1,711,445          451,252        2,178,753         4,794,948
  Shares issued as reinvestment
    of dividends......................             176,720           10,808           86,468            5,769           109,313
  Shares redeemed.....................          (5,297,382)      (1,310,235)        (501,969)      (1,212,380)       (2,571,340)
                                             -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in Investment
    Class shares outstanding..........          (1,987,584)         412,018           35,751          972,142         2,332,921
                                             =============    =============    =============    =============    ==============
Institutional Class shares:
  Shares sold.........................           1,419,815          416,505           28,980          137,417         1,377,961
  Shares issued as reinvestment
    of dividends......................              42,579           25,762           69,911           10,215            42,075
  Shares redeemed.....................            (956,493)        (802,600)         (32,453)        (149,114)         (313,385)
                                             -------------    -------------    -------------    -------------    --------------
Net increase in Institutional
    Class shares outstanding..........             505,901         (360,333)          66,438           (1,482)        1,106,651
                                             =============    =============    =============    =============    ==============
Qualified Class shares:
  Shares sold.........................                 N/A              N/A              N/A              N/A           216,418
  Shares issued as reinvestment
    of dividends......................                 N/A              N/A              N/A              N/A             1,991
  Shares redeemed.....................                 N/A              N/A              N/A              N/A          (114,275)
                                             -------------    -------------    -------------    -------------    --------------
Net increase in Qualified Class shares
    outstanding.......................                 N/A              N/A              N/A              N/A           104,134
                                             =============    =============    =============    =============    ==============
Horace Mann Class shares:
  Shares sold.........................                 N/A              N/A              N/A              N/A            96,165
  Shares issued as reinvestment.......
    of dividends......................                 N/A              N/A              N/A              N/A             2,796
  Shares redeemed.....................                 N/A              N/A              N/A              N/A           (33,896)
                                             -------------    -------------    -------------    -------------    --------------
Net increase in Horace Mann Class
  shares outstanding..................                 N/A              N/A              N/A              N/A            65,065
                                             =============    =============    =============    =============    ==============


                       See Notes to Financial Statements.

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                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF CHANGES IN NET ASSETS              YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------


                                                    LARGE            LARGE            SMALL            SMALL           WILSHIRE
                                                   COMPANY          COMPANY          COMPANY         COMPANY            5000
                                                   GROWTH            VALUE            GROWTH           VALUE            INDEX
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                -------------    -------------    -------------    -------------    --------------

Operations:
Net investment income/(loss)................    $  (1,538,169)   $   1,277,668    $    (189,394)   $     437,754    $      594,221
Net realized gain/(loss)
  on investments sold during the period                78,602       (5,946,643)       2,644,817       (3,207,574)       (2,388,902)
Net change in unrealized appreciation/
  (depreciation) of investments
  during the year...........................      169,171,050        5,663,060        1,811,036         (416,950)       20,206,896
                                                -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets
  resulting from operations.................      167,711,483          994,085        4,266,459       (3,186,770)       18,412,215
Distributions to shareholders from:
Net investment income:
  Investment Class shares...................               --         (290,710)              --         (465,434)         (433,884)
  Institutional Class shares................               --       (1,143,646)              --         (237,337)           (1,583)
  Qualified Class shares....................               --               --               --               --                --
  Horace Mann Class shares..................               --               --               --               --              (643)
Net realized gain on investments:

  Investment Class shares...................       (5,828,884)        (940,507)              --         (501,864)         (202,301)
  Institutional Class shares................       (1,041,216)      (2,920,286)              --         (208,302)             (484)
  Qualified Class shares....................               --               --               --               --                --
  Horace Mann Class shares..................               --               --               --               --                --
                                                -------------    -------------    -------------    -------------    --------------
Total distributions to shareholders.              ( 6,870,100)      (5,295,149)              --       (1,412,937)         (638,895)
Capital Stock Transactions: (Dollars)
Investment Class shares:
  Shares sold                                     337,687,044       29,568,055       18,837,145       11,261,907        58,388,533
  Shares issued as reinvestment of dividends        5,450,826        1,184,449               --          942,183           614,597
  Shares redeemed                                (275,518,972)     (27,579,905)     (21,434,968)     (27,713,472)      (90,079,080)
                                                -------------    -------------    -------------    -------------    --------------
Total Investment Class shares...............       67,618,898        3,172,599       (2,597,823)     (15,509,382)      (31,075,950)
                                                -------------    -------------    -------------    -------------    --------------
Institutional Class shares:
  Shares sold                                      69,532,368       18,132,195          129,000        1,155,826        17,361,855
  Shares issued as reinvestment of dividends          982,475        3,894,347               --          445,640             1,801
  Shares redeemed                                 (20,846,415)     (17,375,488)         (43,056)        (442,478)        (720,373)
                                                -------------    -------------    -------------    -------------    --------------
Total Institutional Class shares............       49,668,428        4,651,054           85,944        1,158,988        16,643,283
                                                -------------    -------------    -------------    -------------    --------------
Qualified Class shares:
  Shares sold                                             N/A              N/A              N/A              N/A         1,154,230
  Shares issued as reinvestment of dividends              N/A              N/A              N/A              N/A                --
  Shares redeemed                                         N/A              N/A              N/A              N/A           (68,858)
                                                -------------    -------------    -------------    -------------    --------------
Total Qualified Class shares................              N/A              N/A              N/A              N/A         1,085,372
                                                -------------    -------------    -------------    -------------    --------------
Horace Mann Class shares:
  Shares sold                                             N/A              N/A              N/A              N/A         1,454,602
  Shares issued as reinvestment of dividends              N/A              N/A              N/A              N/A               643
  Shares redeemed                                         N/A              N/A              N/A              N/A          (105,301)
                                                -------------    -------------    -------------    -------------    --------------
Total Horace Mann Class shares..............              N/A              N/A              N/A              N/A         1,349,944
                                                -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets from
  Capital Stock transactions................      117,287,326        7,823,653       (2,511,879)     (14,350,394)      (11,997,351)
                                                -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in net assets             278,128,709        3,522,589        1,754,580      (18,950,101)        5,775,969
                                                -------------    -------------    -------------    -------------    --------------


---------------------------------
* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             [GRAPHIC OMITTED]
     WILSHIRE TARGET FUNDS, INC.                                 PALM TREE
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                                      YEAR ENDED AUGUST 31, 2000
--------------------------------------------------------------------------------


                                                    LARGE            LARGE            SMALL            SMALL           WILSHIRE
                                                   COMPANY          COMPANY          COMPANY         COMPANY            5000
                                                   GROWTH            VALUE            GROWTH           VALUE            INDEX
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO*
                                                -------------    -------------    -------------    -------------    --------------

NET ASSETS:
  Beginning of year..............                 527,625,280       76,533,034       13,918,123       38,021,104       100,169,030
                                                -------------    -------------    -------------    -------------    --------------
  End of year....................               $ 805,753,989    $  80,055,623    $  15,672,703    $  19,071,003    $  105,944,999
                                                =============    =============    =============    =============    ==============
  Undistributed net investment income           $          --    $     818,452    $          --    $     233,948    $      353,073
                                                =============    =============    =============    =============    ==============

Capital Share Transactions:
Investment Class shares:
  Shares sold....................                   8,095,111        1,574,588        1,190,465          920,872         5,112,554
  Shares issued as reinvestment
    of dividends.................                     134,329           62,946               --           77,962            53,093
  Shares redeemed................                  (6,570,834)      (1,500,980)      (1,359,841)      (2,344,728)       (7,843,742)
                                                -------------    -------------    -------------    -------------    --------------
Net increase/(decrease) in Investment
  Class shares outstanding.......                   1,658,606          136,554         (169,376)      (1,345,894)       (2,678,095)
                                                =============    =============    =============    =============    ==============
Institutional Class shares:
  Shares sold....................                   1,676,425          977,806            7,736           99,044         1,484,044
  Shares issued as reinvestment
   of dividends..................                      24,114          207,211               --           36,956               155
  Shares redeemed................                    (500,004)        (940,994)          (2,451)         (36,891)          (60,997)
                                                -------------    -------------    -------------    -------------    --------------
Net increase in Institutional Class
  shares outstanding.............                   1,200,535          244,023            5,285           99,109         1,423,202
                                                =============    =============    =============    =============    ==============
Qualified Class shares:
  Shares sold....................                         N/A              N/A              N/A              N/A           100,614
  Shares issued as reinvestment
   of dividends..................                         N/A              N/A              N/A              N/A                --
  Shares redeemed................                         N/A              N/A              N/A              N/A            (5,920)
                                                -------------    -------------    -------------    -------------    --------------
Net increase in Qualified Class
  shares outstanding.............                         N/A              N/A              N/A              N/A            94,694
                                                =============    =============    =============    =============    ==============
Horace Mann Class shares:
  Shares sold....................                         N/A              N/A              N/A              N/A           125,961
  Shares issued as reinvestment
   of dividends..................                         N/A              N/A              N/A              N/A                55
  Shares redeemed................                         N/A              N/A              N/A              N/A            (8,858)
                                                -------------    -------------    -------------    -------------    --------------
Net increase in Horace Mann Class
  shares outstanding.............                         N/A              N/A              N/A              N/A           117,158
                                                =============    =============    =============    =============    ==============

------------------------------------

* Wilshire 5000 Index Portfolio Horace Mann and Qualified Class Shares commenced operations on December 10, 1999 and May 12, 2000 respectively.


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001           2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------


Net asset value, beginning of year......................     $  46.36      $  36.37      $  26.09      $  23.92    $  19.35
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)............................        (0.08)***     (0.12)***     (0.05)         0.04        0.04***

Net realized and unrealized gain/(loss) on investments..       (16.65)        10.55         12.30          2.71        7.29
                                                             --------      --------      --------      --------    --------
Total from investment operations........................       (16.73)        10.43         12.25          2.75        7.33
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................           --         --            (0.02)        (0.06)      (0.03)
Distributions from capital gains........................        (0.51)        (0.44)        (1.95)        (0.52)      (2.73)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.51)        (0.44)        (1.97)        (0.58)      (2.76)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  29.12      $  46.36      $  36.37      $  26.09    $  23.92
                                                             ========      ========      ========      ========    ========
Total return (a)........................................       (36.33)%       28.84%        48.46%        11.61%      40.91%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $354,633      $656,711      $454,853      $ 81,569    $ 73,480
Operating expenses including reimbursement/
  waiver/custody earnings credit........................         0.83%         0.83%         0.90%         0.71%       0.81%
Operating expenses excluding custody earnings credit....         0.84%         0.84%         0.95%         0.73%       0.91%
Operating expenses excluding reimbursement/waiver
  custody earnings credit...............................         0.84%         0.84%         0.95%         0.77%       1.09%
Net investment income/(loss) including reimbursement/
  waiver/custody earnings credit........................        (0.23)%       (0.28)%       (0.11)%        0.16%       0.20%
Portfolio turnover rate.................................           43%           50%           35%           57%         43%

-------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001           2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------

Net asset value, beginning of year......................     $  46.63      $  36.47      $  26.12      $  23.91    $  19.35
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.03***       0.01***       0.03          0.08        0.05***
Net realized and unrealized gain/(loss) on investments..       (16.76)        10.59         12.31          2.72        7.29
                                                             --------      --------      --------      --------    --------
Total from investment operations........................       (16.73)        10.60         12.34          2.80        7.34
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................           --            --         (0.04)        (0.07)      (0.05)
Distributions from capital gains........................        (0.51)        (0.44)        (1.95)        (0.52)      (2.73)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.51)        (0.44)        (1.99)        (0.59)      (2.78)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  29.39      $  46.63      $  36.47      $  26.12    $  23.91
                                                             ========      ========      ========      ========    ========
Total return (a)........................................       (36.12)%       29.23%        48.81%        11.78%      40.99%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $108,794     $ 149,043      $ 72,773      $ 34,993    $ 41,881
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         0.51%         0.52%         0.62%         0.60%       0.78%
Operating expenses excluding custody earnings credit....         0.52%         0.53%         0.67%         0.62%       0.87%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...............................         0.52%         0.53%         0.67%         0.66%       1.06%
Net investment income including reimbursement/
  waiver/custody earnings credit........................         0.09%         0.03%         0.18%         0.27%       0.23%
Portfolio turnover rate.................................           43%           50%           35%           57%         43%

--------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------

Net asset value, beginning of year......................     $  19.91      $  21.02      $  19.29      $  20.49    $  17.80
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.27***       0.28***       0.28          0.38        0.47***
Net realized and unrealized gain/(loss) on
  investments...........................................         1.09         (0.02)         3.32          0.01        5.13
                                                             --------      --------      --------      --------    --------
Total from investment operations........................         1.36          0.26          3.60          0.39        5.60
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.18)        (0.31)        (0.33)        (0.38)      (0.60)
Distributions from capital gains........................           --         (1.06)        (1.54)        (1.21)      (2.31)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.18)        (1.37)        (1.87)        (1.59)      (2.91)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  21.09      $  19.91      $  21.02      $  19.29    $  20.49
                                                             ========      ========      ========      ========    ========
Total return (a)........................................         6.81%         1.71%        18.78%         1.34%      34.27%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $ 31,455      $ 21,490      $ 19,814      $ 13,055    $ 13,989
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         0.95%         0.98%         1.04%         0.83%       0.91%
Operating expenses excluding custody earnings credit....         0.98%         1.01%         1.06%         0.86%       0.96%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...............................         0.98%         1.01%         1.06%         0.91%       1.18%
Net investment income including reimbursement/
  waiver/custody earnings credit........................         1.28%         1.51%         1.58%         1.88%       2.51%
Portfolio turnover rate.................................           77%          110%           57%           56%         65%

--------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------
Net asset value, beginning of year......................     $  19.93      $  21.04      $  19.29      $  20.47    $  17.80
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.33***       0.33***       0.37          0.41        0.47***
Net realized and unrealized gain/(loss) on
  investments...........................................         1.08         (0.01)         3.28          0.01        5.13
                                                             --------      --------      --------      --------    --------
Total from investment operations........................         1.41          0.32          3.65          0.42        5.60
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.20)        (0.37)        (0.36)        (0.39)      (0.62)
Distributions from capital gains........................           --         (1.06)        (1.54)        (1.21)      (2.31)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.20)        (1.43)        (1.90)        (1.60)      (2.93)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  21.14      $  19.93      $  21.04      $  19.29    $  20.47
                                                             ========      ========      ========      ========    ========
Total return (a)........................................         7.08%         2.06%        19.05%         1.47%      34.26%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $ 54,525      $ 58,566      $ 56,719      $ 46,017    $ 49,334
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         0.68%         0.71%         0.77%         0.73%       0.91%
Operating expenses excluding custody earnings credit....         0.71%         0.74%         0.79%         0.76%       0.96%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................         0.71%         0.74%         0.79%         0.81%       1.18%
Net investment income including reimbursement/
  waiver/custody earnings credit........................         1.55%         1.78%         1.86%         1.98%       2.51%
Portfolio turnover rate.................................           77%          110%           57%           56%         65%

------------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------
Net asset value, beginning of year......................     $  17.80       $ 13.34      $  11.78      $  16.61    $  18.56
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.....................................        (0.21)***     (0.21)***     (0.57)        (0.18)      (0.17)***
Net realized and unrealized gain/(loss) on
  investments...........................................        (2.23)         4.67          3.01         (3.98)       2.38
                                                             --------      --------      --------      --------    --------
Total from investment operations........................        (2.44)         4.46          2.44         (4.16)       2.21
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from capital gains............................        (2.45)           --         (0.88)        (0.67)      (4.16)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (2.45)           --         (0.88)        (0.67)      (4.16)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  12.91      $  17.80      $  13.34      $  11.78    $  16.61
                                                             ========      ========      ========      ========    ========
Total return (a)........................................       (13.87)%       33.43%        20.79%       (26.02)%     15.16%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $  6,894      $  8,871      $  8,907      $  9,659    $ 14,471
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         1.72%         1.52%         1.46%         1.26%       1.22%
Operating expenses excluding custody earnings credit....         1.75%         1.56%         1.50%         1.28%       1.24%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................         1.90%         1.71%         1.65%         1.43%       1.45%
Net investment loss including reimbursement/
  waiver/custody earnings credit........................        (1.50)%       (1.36)%       (1.20)%       (1.05)%     (1.05)%
Portfolio turnover rate.................................           91%          127%          153%           74%        105%

-------------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO                             PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------
Net asset value, beginning of year......................     $  17.91      $  13.38      $  11.79      $  16.61    $  18.56
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.....................................        (0.17)***     (0.17)***     (0.54)        (0.17)      (0.17)***
Net realized and unrealized gain/(loss) on
   investments..........................................        (2.25)         4.70          3.01         (3.98)       2.38
                                                             --------      --------      --------      --------    --------
Total from investment operations........................        (2.42)         4.53          2.47         (4.15)       2.21
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Distributions from capital gains........................        (2.45)           --         (0.88)        (0.67)      (4.16)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (2.45)           --         (0.88)        (0.67)      (4.16)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  13.04      $  17.91      $  13.38      $  11.79    $  16.61
                                                             ========      ========      ========      ========    ========
Total return (a)........................................       (13.66)%       33.86%        21.04%       (25.95)%     15.14%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $  5,818      $  6,802      $  5,011      $  4,054    $  4,599
Operating expenses including reimbursement/waiver/
   custody earnings credit..............................         1.44%         1.24%         1.27%         1.17%       1.22%
Operating expenses excluding custody earnings credit....         1.47%         1.28%         1.31%         1.19%       1.24%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.......................         1.62%         1.43%         1.46%         1.34%       1.45%
Net investment loss including reimbursement/
   waiver/custody earnings credit.......................        (1.22)%       (1.08)%       (1.01)%       (0.96)%     (1.05)%
Portfolio turnover rate.................................           91%          127%          153%           74%        105%

------------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------
Net asset value, beginning of year......................     $  12.31      $  13.60      $  13.77      $  17.25    $  15.92
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.17***       0.18***       0.09          0.36        0.40***
Net realized and unrealized gain/(loss) on investments..         3.17         (0.98)         0.79         (1.50)       4.27
                                                             --------      --------      --------      --------    --------
Total from investment operations........................         3.34         (0.80)         0.88         (1.14)       4.67
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.12)        (0.24)        (0.19)        (0.37)      (0.75)
Distributions from capital gains........................        --            (0.25)        (0.86)        (1.97)      (2.59)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.12)        (0.49)        (1.05)        (2.34)      (3.34)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  15.53      $  12.31      $  13.60      $  13.77    $  17.25
                                                             ========      ========      ========      ========    ========
Total return (a)........................................        27.28%        (5.83)%        6.20%        (8.79)%     33.73%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $ 24,342      $  7,332      $ 26,395      $ 17,602    $ 20,299
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         1.18%         1.15%         1.02%         0.83%       0.86%
Operating expenses excluding custody earnings credit....         1.24%         1.17%         1.08%         0.85%       0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................         1.39%         1.32%         1.23%         1.00%       1.15%
Net investment income including reimbursement/
  waiver/custody earnings credit........................         1.24%         1.51%         1.71%         1.61%       2.58%
Portfolio turnover rate.................................           95%           94%          113%           74%        105%

-------------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS  - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                                  INVESTMENT CLASS SHARES
                                                             ----------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2001          2000          1999          1998        1997
                                                             --------      --------      --------      --------    --------
Net asset value, beginning of year......................     $  12.31      $  13.61      $  13.76      $  17.23    $  15.92
                                                             --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.21***       0.21***       0.14          0.38        0.40***
Net realized and unrealized gain/(loss) on
  investments...........................................         3.16         (0.99)         0.77         (1.50)       4.27
                                                             --------      --------      --------      --------    --------
Total from investment operations........................         3.37         (0.78)         0.91         (1.12)       4.67
                                                             --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.15)        (0.27)        (0.20)        (0.38)      (0.77)
Distributions from capital gains........................           --         (0.25)        (0.86)        (1.97)      (2.59)
                                                             --------      --------      --------      --------    --------
Total distributions.....................................        (0.15)        (0.52)        (1.06)        (2.35)      (3.36)
                                                             --------      --------      --------      --------    --------
Net asset value, end of year............................     $  15.53      $  12.31      $  13.61      $  13.76    $  17.23
                                                             ========      ========      ========      ========    ========
Total return (a)........................................        27.51%        (5.61)%        6.43%        (8.72)%     33.74%
                                                             ========      ========      ========      ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................     $ 14,791      $ 11,739      $ 11,627      $ 10,454    $ 26,412
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         0.94%         0.93%         0.79%         0.74%       0.86%
Operating expenses excluding custody earnings credit....         1.00%         0.95%         0.85%         0.76%       0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................         1.15%         1.10%         1.00%         0.91%       1.15%
Net investment income including reimbursement/
  waiver/custody earnings credit........................         1.48%         1.73%         1.94%         1.70%       2.58%
Portfolio turnover rate.................................           95%           94%          113%           74%        105%

--------------------------------------------------
*** The selected per share data was calculated using the weighted average shares outstanding  method for the year.
(a) Total return  represents  aggregate  total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                           INVESTMENT CLASS SHARES
                                                           ----------------------------------------------------

                                                                  YEAR ENDED AUGUST 31,                 PERIOD
                                                           -------------------------------              ENDED
                                                               2001               2000                 8/31/991
                                                             --------           --------               --------
Net asset value, beginning of period....................     $  12.23           $  10.32               $  10.00
                                                             --------           --------               --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.06***            0.06***                0.02
Net realized and unrealized gain/(loss) on investments          (3.19)              1.91                   0.30
                                                             --------           --------               --------
Total from investment operations........................        (3.13)              1.97                   0.32
                                                             --------           --------               --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.03)             (0.04)                    --
Distributions from capital gains........................        (0.14)             (0.02)                    --
                                                             --------           --------               --------
Total distributions.....................................        (0.17)             (0.06)                    --
                                                             --------           --------               --------
Net asset value, end of period..........................     $   8.93           $  12.23               $  10.32
                                                             ========           ========               ========
Total return (a)........................................       (25.82)%            19.14%                  3.20%**
                                                             ========           ========               ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $ 83,421           $ 85,704               $ 99,986
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................         0.64%              0.60%                  0.60%*
Operating expenses excluding custody earnings credit             0.67%              0.62%                  0.69%*
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...............................         0.98%              0.97%                  1.33%*
Net investment income including reimbursement/waiver/
  custody earnings credit...............................         0.54%              0.54%                  0.60%*
Portfolio turnover rate.................................            8%                61%                     4%**

-----------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Investment  Class Shares  commenced operations  on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                         INSTITUTIONAL CLASS SHARES
                                                           ----------------------------------------------------

                                                                  YEAR ENDED AUGUST 31,                 PERIOD
                                                           -------------------------------              ENDED
                                                               2001               2000                 8/31/991
                                                             --------           --------               --------
Net asset value, beginning of period....................     $  12.25           $  10.33               $  10.00
                                                             --------           --------               --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.09***            0.10***                0.03
Net realized and unrealized gain/(loss) on investments          (3.19)              1.91                   0.30
                                                             --------           --------               --------
Total from investment operations........................        (3.10)              2.01                   0.33
                                                             --------           --------               --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.06)             (0.07)                    --
Dividends from capital gains............................        (0.14)             (0.02)                    --
                                                             --------           --------               --------
Total distributions.....................................        (0.20)             (0.09)                    --
                                                             --------           --------               --------
Net asset value, end of period..........................     $   8.95           $  12.25               $  10.33
                                                             ========           ========               ========
Total return (a)........................................       (25.56)%            19.45%                  3.30%**
                                                             ========           ========               ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $ 22,799           $ 17,651               $    183
Operating expenses including reimbursement/waiver/
   custody earnings credit..............................         0.34%              0.35%                  0.35%*
Operating expenses excluding custody earnings credit             0.37%              0.37%                  0.48%*
Operating expenses excluding reimbursement/waiver/
   custody earnings credit..............................         0.68%              0.72%                  1.32%*
Net investment income including reimbursement/waiver/
   custody earnings credit..............................         0.84%              0.79%                  1.20%*
Portfolio turnover rate.................................            8%                61%                     4%**

--------------------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Institutional  Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                  QUALIFIED CLASS SHARES
                                                             -------------------------------
                                                               YEAR                 PERIOD
                                                               ENDED                 ENDED
                                                              8/31/01              8/31/001
                                                             --------              ---------

Net asset value, beginning of period....................     $  12.23              $   10.94
                                                             --------              ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.05***                0.09***
Net realized and unrealized gain/(loss) on investments          (3.19)                  1.20
                                                             --------              ---------
Total from investment operations........................        (3.14)                  1.29
                                                             --------              ---------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.05)                    --
Distributions from capital gains........................        (0.14)                    --
                                                             --------              ---------
Total distributions.....................................        (0.19)                    --
                                                             --------              ---------
Net asset value, end of period..........................     $   8.90              $   12.23
                                                             --------              ---------
Total return (a)........................................       (25.90)%                11.79%**
                                                             ========              =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $  1,770              $   1,158
Operating expenses including reimbursement/waiver/custody
  earnings credit.......................................         0.74%                  0.60%*
Operating expenses excluding custody earnings credit             0.77%                  0.62%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit.......................................         1.08%                  0.97%*
Net investment income including reimbursement/waiver/
  custody earnings credit...............................         0.44%                  0.54%*
Portfolio turnover rate.................................            8%                    61%**

---------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method  for the  period.
(1) The  Wilshire  5000  Index  Portfolio Qualified  Class Shares  commenced operations on May 12, 2000.
(a) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO                              PALM TREE
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------


      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.
                                                                 HORACE MANN CLASS SHARES
                                                             -------------------------------
                                                               YEAR                 PERIOD
                                                               ENDED                 ENDED
                                                              8/31/01              8/31/001
                                                             --------              ---------

Net asset value, beginning of period....................     $  12.22              $   10.00
                                                             --------              ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................         0.05***                0.07***
Net realized and unrealized gain/(loss) on investments          (3.17)                  2.21
                                                             --------              ---------
Total from investment operations........................        (3.12)                  2.28
                                                             --------              ---------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        (0.05)                 (0.06)
Dividends from capital gains............................        (0.14)                    --
                                                             --------              ---------
Total distributions.....................................        (0.19)                 (0.06)
                                                             --------              ---------
Net asset value, end of period..........................     $   8.91              $   12.22
                                                             ========              =========
Total return (a)........................................       (25.79)%                22.87%**
                                                             ========              =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................     $  1,623              $   1,432
Operating expenses including reimbursement/waiver/custody
  earnings credit ......................................         0.69%                  0.70%*
Operating expenses excluding custody earnings credit             0.72%                  0.72%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit.......................................         1.03%                  1.07%*
Net investment income including reimbursement/waiver/
  custody earnings credit...............................         0.49%                  0.44%*
Portfolio turnover rate.................................            8%                    61%**

------------------------
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding  method for the period.
(1) The Wilshire 5000 Index Portfolio Horace Mann Class Shares  commenced operations on December 10, 1999.
(a) Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS                              PALM TREE
--------------------------------------------------------------------------------


1.       Significant Accounting Policies.


         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                 PALM TREE
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.       Investment Advisory Fee,  Administration Fee and Other Transactions.


         The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios and .10 of 1% of the average daily net assets of the Wilshire 5000 Index Portfolio.

Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement with respect to the Small Company Growth and Small Company Value Portfolios. Wilshire has agreed to waive advisory fees and reimburse other expenses to the extent necessary to maintain the Wilshire 5000 Index Portfolio's expense ratio (other than 12b-1 fees) at 0.35% of the Portfolio's daily net assets until September 30, 2000. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

For the year ended August 31, 2001, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

  FUND
 ------
Small Company Growth Portfolio ........................    $ 20,727
Small Company Value Portfolio .........................      40,823
Wilshire 5000 Index Portfolio..........................     112,010

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                 PALM TREE
--------------------------------------------------------------------------------


PFPC Inc. ("PFPC") serves as the Fund's administrator and accountant pursuant to a Services Agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per Portfolio and $2,000 for each additional class.

With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years from inception.

For the year ended August 31, 2001, PFPC voluntarily waived fees as follows:

Administration and Accounting..........................    $189,660
Transfer Agency........................................      42,000

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.       Service and Distribution Plan.


         The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index
Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. ("the Distributor"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. Prior to January 2, 2001, Provident Distributors, Inc. served as the distributor of the Fund. For the year ended August 31, 2001, the distribution and service fees expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets, respectively.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                 PALM TREE
--------------------------------------------------------------------------------


In addition, Investment Class and Institutional Class shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider do not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the year ended August 31, 2001, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
 .07%,   .04%,   .03%,  .02%  and  .10%  of  attributable   average  net  assets,
respectively. The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.

The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays the Distributor a fee equal to .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares. For the year ended August 31, 2001, the distribution fees expenses incurred for the Horace Mann Class were .35% of attributable average net assets.

4.       Securities Transactions.


         For the year ended August 31, 2001 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                           PURCHASES            SALES
 ------                                        ------------        ------------
Large Company Growth Portfolio...............  $254,923,969        $306,155,667
Large Company Value Portfolio................    69,006,346          68,444,182
Small Company Growth Portfolio...............    12,697,192          13,339,269
Small Company Value Portfolio................    39,703,482          25,850,718
Wilshire 5000 Index Portfolio................    46,433,267           8,605,458


The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at August 31, 2001 for each Portfolio is as follows:

                                                UNREALIZED          UNREALIZED
  FUND                                         APPRECIATION        DEPRECIATION
 ------                                        ------------        ------------
Large Company Growth Portfolio................  $70,252,503         $38,310,489
Large Company Value Portfolio.................   13,525,033           3,633,204
Small Company Growth Portfolio ...............    2,317,939           1,822,708
Small Company Value Portfolio ................    4,518,025           1,134,866
Wilshire 5000 Index Portfolio.................    8,910,201          26,163,743

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                 PALM TREE
--------------------------------------------------------------------------------

5.       Significant Shareholder Activity.


         At August 31, 2001, a significant shareholder owned approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

  FUND
 ------
Large Company Growth Portfolio.......................         33%
Large Company Value Portfolio........................         36%
Small Company Growth Portfolio.......................         97%
Small Company Value Portfolio........................         91%
Wilshire 5000 Index Portfolio........................         74%



6.       Post October Loss.


         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2001, the Funds elected to defer capital losses occurring between November 1, 2000 and August 31, 2001 as follows:

  FUND                                         CAPITAL LOSSES
 ------                                        --------------
Large Company Growth Portfolio..........         $57,155,013
Small Company Growth Portfolio .........             553,128
Wilshire 5000 Index Portfolio...........              49,265



7.       Capital Loss Carryforwards.


         At August 31, 2001 the following Funds had available for Federal income tax purposes unused capital losses as follows:

  FUND                                    EXPIRING IN 2008    EXPIRING IN 2009
 ------                                   ----------------    ----------------
Small Company Growth Portfolio..........                0             $148,239
Small Company Value Portfolio ..........          617,124                    0
Wilshire 5000 Index Portfolio...........                0              343,818

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, and Wilshire 5000 Index Portfolio) (the "Fund") at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, PA
October 18, 2001

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     WILSHIRE TARGET FUNDS, INC.                             [GRAPHIC OMITTED]
     TAX INFORMATION                                             PALM TREE
     (UNAUDITED)
--------------------------------------------------------------------------------

Long-Term Capital Gains

The amounts of long-term capital gains paid for the fiscal year ended August 31, 2001 were as follows:

   FUND                                            TOTAL
  ------                                        ------------
Large Company Growth Portfolio                   $4,299,521
Small Company Growth Portfolio                      994,299

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

   FUND                                          PERCENTAGE
  ------                                        ------------
Large Company Growth Portfolio                      70.22%
Large Company Value Portfolio                       98.55%
Small Company Growth Portfolio                       0.00%
Small Company Value Portfolio                       99.17%
Wilshire 5000 Index Portfolio                       60.72%

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                                        [GRAPHIC COMITTED]
                                        WILSHIRE TARGET FUNDS, INC LOGO

                                        P.O. Box 60488
                                        King of Prussia, Pennsylvania 19406-0488